UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08629

HARTFORD SERIES FUND, INC.

(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, PA 19087

(Address of Principal Executive Offices) (Zip Code)

Thomas Phillips

Hartford Funds Management Company, LLC

690 Lee Road

Wayne, PA 19087

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:  (610) 386-4068

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Hartford Balanced HLS Fund
Schedule of Investments March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 66.8%
	Banks - 7.1%
1,174,420	Bank of America Corp.	$35,220,856
389,750	Citigroup, Inc.	26,308,125
375,200	JP Morgan Chase & Co.	41,260,744
143,420	PNC Financial Services Group, Inc.	21,690,841
679,100	Wells Fargo & Co.	35,591,631

		160,072,197

	Capital Goods - 4.8%
97,760	3M Co.	21,460,275
92,910	Caterpillar, Inc.	13,693,076
268,480	Eaton Corp. plc	21,454,237
267,570	Fortune Brands Home & Security, Inc.	15,757,197
175,300	Ingersoll-Rand plc	14,989,903
172,420	United Technologies Corp.	21,693,884

		109,048,572

	Commercial & Professional Services - 0.6%
115,460	Dun & Bradstreet Corp.	13,508,820

	Consumer Durables & Apparel - 1.7%
286,590	Newell Brands, Inc.	7,302,313
266,150	NIKE, Inc. Class B	17,683,006
495,080	PulteGroup, Inc.	14,599,909

		39,585,228

	Consumer Services - 1.4%
221,846	Hilton Worldwide Holdings, Inc.	17,472,591
248,710	Norwegian Cruise Line Holdings Ltd.*	13,174,169

		30,646,760

	Diversified Financials - 1.4%
540,180	Invesco Ltd.	17,291,162
820,790	UBS Group AG*	14,461,434

		31,752,596

	Energy - 4.1%
232,455	Chevron Corp.	26,509,168
107,590	Diamondback Energy, Inc.*	13,612,287
135,170	EOG Resources, Inc.	14,229,346
165,260	Exxon Mobil Corp.	12,330,048
316,250	Halliburton Co.	14,844,775
344,890	Suncor Energy, Inc.	11,912,501

		93,438,125

	Food, Beverage & Tobacco - 2.9%
299,776	British American Tobacco plc	17,329,110
164,306	Kraft Heinz Co.	10,234,621
319,210	Mondelez International, Inc. Class A	13,320,633
249,620	Philip Morris International, Inc.	24,812,228

		65,696,592

	Health Care Equipment & Services - 4.2%
411,320	Boston Scientific Corp.*	11,237,262
400,550	Koninklijke Philips N.V.	15,337,851
315,665	Medtronic plc	25,322,646
136,310	UnitedHealth Group, Inc.	29,170,340
110,750	Universal Health Services, Inc. Class B	13,113,908

		94,182,007

	Household & Personal Products - 0.7%
289,420	Unilever N.V.	16,320,394

	Insurance - 2.8%
412,390	American International Group, Inc.	22,442,264
231,840	Marsh & McLennan Cos., Inc.	19,147,666
205,300	Unum Group	9,774,333

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

197,940	XL Group Ltd.	$10,938,164

		62,302,427

	Materials - 2.0%
442,040	DowDuPont, Inc.	28,162,368
326,690	International Paper Co.	17,455,047

		45,617,415

	Media - 2.0%
744,930	Comcast Corp. Class A	25,454,258
634,050	Viacom, Inc. Class B	19,693,593

		45,147,851

	Pharmaceuticals, Biotechnology & Life Sciences - 6.6%
125,640	Allergan plc	21,143,956
483,700	AstraZeneca plc ADR	16,914,989
427,140	Bristol-Myers Squibb Co.	27,016,605
156,670	Eisai Co., Ltd.	10,087,440
282,590	Eli Lilly & Co.	21,863,988
76,370	Nektar Therapeutics*	8,115,076
182,020	Novartis AG	14,721,937
71,715	Roche Holding AG	16,451,207
79,480	Vertex Pharmaceuticals, Inc.*	12,953,650

		149,268,848

	Real Estate - 0.8%
710,334	Park Hotels & Resorts, Inc. REIT	19,193,225

	Retailing - 4.0%
11,702,200	Allstar Co.*(1)(2)(3)(4)	1,053,198
8,060	Booking Holdings, Inc.*	16,767,943
172,120	Home Depot, Inc.	30,678,669
624,400	Liberty Interactive Corp. QVC Group Class A*	15,716,148
289,940	TJX Cos., Inc.	23,647,507
67,006	Tory Burch LLC*(1)(2)(3)(4)	3,663,897

		91,527,362

	Semiconductors & Semiconductor Equipment - 4.5%
208,970	Analog Devices, Inc.	19,043,436
64,400	Broadcom Ltd.	15,175,860
434,140	Intel Corp.	22,610,011
267,980	Maxim Integrated Products, Inc.	16,137,756
511,330	QUALCOMM, Inc.	28,332,795

		101,299,858

	Software & Services - 8.0%
65,835	Alphabet, Inc. Class C*	67,927,895
227,370	Cognizant Technology Solutions Corp. Class A	18,303,285
208,980	Facebook, Inc. Class A*	33,392,914
674,200	Microsoft Corp.	61,534,234

		181,158,328

	Technology Hardware & Equipment - 4.3%
130,550	Apple, Inc.	21,903,679
919,760	Cisco Systems, Inc.	39,448,506
294,390	NetApp, Inc.	18,160,919
3,398,960	Nokia Oyj	18,769,446

		98,282,550

	Transportation - 1.2%
204,770	Union Pacific Corp.	27,527,231

	Utilities - 1.7%
233,480	NextEra Energy, Inc.	38,134,288

	Total Common Stocks (cost $1,109,880,627)	$1,513,710,674

Asset & Commercial Mortgage Backed Securities - 4.3%
	Asset-Backed - Automobile - 0.5%
$ 345,000	ARI Fleet Lease Trust 1.91%, 04/15/2026(2)	$343,108

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

$ 655,000	Canadian Pacer Auto Receivables Trust 2.05%, 03/19/2021(2)	$644,568
	Chesapeake Funding LLC
1,305,000	1.91%, 08/15/2029(2)	1,294,962
965,833	1 mo. USD LIBOR + 0.450%, 2.23%, 05/15/2029(2)(5)	965,772
1,477,308	1 mo. USD LIBOR + 1.000%, 2.78%, 06/15/2028(2)(5)	1,482,022
	Enterprise Fleet Financing LLC
840,000	1.97%, 01/20/2023(2)	833,909
433,421	2.13%, 07/20/2022(2)	431,070
905,000	2.13%, 05/22/2023(2)	895,863
	First Investors Auto Owner Trust
58,777	1.67%, 11/16/2020(2)	58,754
304,350	1.86%, 10/15/2021(2)	302,678
1,082,325	2.00%, 03/15/2022(2)	1,075,588
645,000	OneMain Direct Auto Receivables Trust 2.31%, 12/14/2021(2)	640,257
59,196	Santander Drive Auto Receivables Trust 2.33%, 11/15/2019	59,188
	Securitized Term Auto Receivables Trust
1,645,361	1.52%, 03/25/2020(2)	1,635,809
550,000	2.04%, 04/26/2021(2)	540,961
35,536	Westlake Automobile Receivables Trust 1.57%, 06/17/2019(2)	35,522
	Wheels SPV LLC
213,172	1.59%, 05/20/2025(2)	212,032
765,000	1.88%, 04/20/2026(2)	757,863

		12,209,926

	Asset-Backed - Credit Card - 0.5%
2,665,000	CARDS Trust 1 mo. USD LIBOR + 0.700%, 2.48%, 07/15/2021(2)(5)	2,669,322
3,275,000	Evergreen Credit Card Trust 1 mo. USD LIBOR + 0.720%, 2.50%, 04/15/2020(2)(5)	3,276,062
4,330,000	Trillium Credit Card Trust 1 mo. USD LIBOR + 0.720%, 2.59%, 05/26/2021(2)(5)	4,332,982

		10,278,366

	Asset-Backed - Finance & Insurance - 2.2%
2,669,045	Ajax Mortgage Loan Trust 3.16%, 09/25/2056(2)(6)	2,630,679
3,480,000	Atlas Senior Loan Fund Ltd. 3 mo. USD LIBOR + 1.300%, 2.61%, 01/16/2030(2)(5)	3,507,965
	Bayview Opportunity Master Fund Trust
725,118	3.50%, 01/28/2055(2)(6)	728,354
761,167	3.50%, 06/28/2057(2)(6)	764,553
1,394,527	3.50%, 07/28/2057(2)(6)	1,403,839
695,580	4.00%, 11/28/2053(2)(6)	712,881
952,901	4.00%, 10/28/2064(2)(6)	968,007
2,000,000	BlueMountain CLO Ltd. 3 mo. USD LIBOR + 1.600%, 3.32%, 10/15/2026(2)(5)	2,001,206
	Ford Credit Floorplan Master Owner Trust
2,575,000	1.75%, 07/15/2021	2,541,240
430,000	2.09%, 03/15/2022(2)	424,063
	GreatAmerica Leasing Receivables Funding LLC
1,040,000	2.36%, 01/20/2023(2)	1,029,071
470,000	2.60%, 06/15/2021(2)	467,594
332,000	2.83%, 06/17/2024(2)	330,116
1,465,000	KKR CLO Ltd. 3 mo. USD LIBOR + 1.340%, 3.06%, 04/15/2029(2)(5)	1,474,673
	Madison Park Funding Ltd.
2,635,000	2.65%, 04/15/2029(2)(6)(7)	2,629,200
4,000,000	3 mo. USD LIBOR + 1.120%, 2.87%, 07/20/2026(2)(5)	3,999,152
2,690,000	Magnetite VII Ltd. 3 mo. USD LIBOR + 0.800%, 2.62%, 01/15/2028(2)(5)	2,685,666
	MMAF Equipment Finance LLC
108,332	1.39%, 12/17/2018(2)	108,258
425,214	1.73%, 05/18/2020(2)	423,661

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

$ 665,000	2.21%, 10/17/2022(2)	$654,966
1,000,000	2.21%, 12/15/2032(2)	964,051
	Nationstar HECM Loan Trust
325,000	1.97%, 05/25/2027(2)	323,856
355,854	2.04%, 09/25/2027(2)(6)	354,396
3,825,000	Oaktree EIF Ltd. 3 mo. USD LIBOR + 1.150%, 2.99%, 11/15/2025(2)(5)	3,826,010
2,465,000	Octagon Loan Funding Ltd. 3 mo. USD LIBOR + 1.140%, 3.03%, 11/18/2026(2)(5)	2,465,279
	OneMain Financial Issuance Trust
440,000	3.66%, 02/20/2029(2)	444,083
827,651	4.10%, 03/20/2028(2)	833,568
1,565,000	SBA Tower Trust 2.90%, 10/15/2044(2)(8)	1,557,022
	Springleaf Funding Trust
440,000	2.90%, 11/15/2029(2)	438,049
1,558,122	3.16%, 11/15/2024(2)	1,559,523
755,000	3.48%, 05/15/2028(2)	753,848
1,965,000	SPS Servicer Advance Receivables Trust 2.53%, 11/16/2048(2)	1,960,703
	Towd Point Mortgage Trust
1,283,306	2.75%, 10/25/2056(2)(6)	1,268,890
337,577	2.75%, 04/25/2057(2)(6)	335,079
910,621	2.75%, 06/25/2057(2)(6)	897,402
437,209	3.00%, 01/25/2058(2)(6)	434,820
814,321	Vantage Data Centers Issuer LLC 4.07%, 02/16/2043(2)	821,789

		48,723,512

	Commercial Mortgage - Backed Securities - 0.7%
1,575,000	Commercial Mortgage Trust 3.18%, 02/10/2048	1,549,953
	CSAIL Commercial Mortgage Trust
3,200,000	3.50%, 06/15/2057	3,195,052
3,400,000	3.51%, 04/15/2050	3,417,731
2,220,000	CSMC Trust 2.76%, 04/05/2033(2)	2,198,753
	FREMF Mortgage Trust
230,000	3.16%, 04/25/2046(2)(6)	230,662
385,000	3.36%, 05/25/2045(2)(6)	387,208
525,000	5.50%, 04/25/2020(2)(6)	549,877
710,000	JP Morgan Chase Commercial Mortgage Securities Trust 3.91%, 01/15/2049	730,693
10,759	LB-UBS Commercial Mortgage Trust 6.32%, 04/15/2041(6)	10,913
3,100,000	Morgan Stanley Bank of America Merrill Lynch Trust 3.31%, 04/15/2048	3,072,634
1,000,000	SFAVE Commercial Mortgage Securities Trust 4.14%, 01/05/2043(2)(6)	981,312

		16,324,788

	Whole Loan Collateral CMO - 0.4%
562,431	Angel Oak Mortgage Trust LLC 2.71%, 11/25/2047(2)(6)	562,402
1,086,778	COLT Mortgage Loan Trust 2.93%, 02/25/2048(2)(6)	1,086,734
	Deephaven Residential Mortgage Trust
703,324	2.45%, 06/25/2047(2)(6)	687,828
630,569	2.58%, 10/25/2047(2)(6)	625,681
317,256	2.73%, 12/26/2046(2)(6)	312,865
948,045	2.98%, 12/25/2057(2)(6)	948,026
544,141	Finance of America Structured Securities Trust 2.32%, 11/25/2027(2)(6)	542,902
850,375	MetLife Securitization Trust 3.00%, 04/25/2055(2)(6)	844,192
	Mill City Mortgage Loan Trust
422,164	2.50%, 04/25/2057(2)(6)	416,163

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

$ 1,019,497	2.75%, 01/25/2061(2)(6)	$1,007,572
1,193,757	New Residential Mortgage Loan Trust 4.00%, 04/25/2057(2)(6)	1,213,380
942,217	Towd Point Mortgage Trust 2.25%, 04/25/2056(2)(6)	927,121

		9,174,866

	Total Asset & Commercial Mortgage Backed Securities (cost $97,868,569)	$96,711,458

Corporate Bonds - 19.2%
	Aerospace/Defense - 0.1%
850,000	BAE Systems Holdings, Inc. 3.85%, 12/15/2025(2)	$856,911
	Lockheed Martin Corp.
1,000,000	4.07%, 12/15/2042(9)	987,198
256,000	4.50%, 05/15/2036	271,599
560,000	4.85%, 09/15/2041	613,103

		2,728,811

	Agriculture - 0.4%
	Altria Group, Inc.
560,000	4.50%, 05/02/2043	567,738
1,995,000	4.75%, 05/05/2021	2,085,268
1,660,000	BAT Capital Corp. 3.56%, 08/15/2027(2)	1,590,009
	BAT International Finance plc
685,000	2.75%, 06/15/2020(2)	679,150
2,775,000	3.25%, 06/07/2022(2)	2,748,401
290,000	3.50%, 06/15/2022(2)	289,126
1,065,000	Imperial Brands Finance plc 3.75%, 07/21/2022(2)	1,069,165
	Philip Morris International, Inc.
325,000	4.88%, 11/15/2043	353,828
270,000	5.65%, 05/16/2018	271,023

		9,653,708

	Airlines - 0.2%
2,976,434	Continental Airlines, Inc. 5.98%, 10/19/2023	3,185,409
1,958,044	Southwest Airlines Co. 6.15%, 02/01/2024	2,103,522

		5,288,931

	Auto Manufacturers - 0.5%
	Daimler Finance North America LLC
150,000	2.25%, 07/31/2019(2)	148,759
1,440,000	2.30%, 02/12/2021(2)	1,404,477
665,000	Ford Motor Co. 4.35%, 12/08/2026	657,809
4,200,000	Ford Motor Credit Co. LLC 3.10%, 05/04/2023	4,036,768
	General Motors Financial Co., Inc.
3,185,000	3.70%, 05/09/2023	3,161,793
1,245,000	3.95%, 04/13/2024	1,234,429
580,000	Volkswagen Group of America Finance LLC 2.45%, 11/20/2019(2)	573,886

		11,217,921

	Beverages - 0.3%
	Anheuser-Busch InBev Finance, Inc.
1,750,000	3.65%, 02/01/2026	1,739,585
310,000	4.70%, 02/01/2036	328,000
280,000	4.90%, 02/01/2046	301,983
	Anheuser-Busch InBev Worldwide, Inc.
1,125,000	3.50%, 01/12/2024(7)	1,132,896
480,000	3.75%, 07/15/2042	440,511
220,000	4.38%, 04/15/2038(7)	224,459

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

	Coca-Cola Femsa S.A.B. de C.V.
$ 530,000	2.38%, 11/26/2018	$529,390
1,300,000	3.88%, 11/26/2023	1,329,112
245,000	Constellation Brands, Inc. 2.70%, 05/09/2022	237,672
	Molson Coors Brewing Co.
765,000	3.50%, 05/01/2022	769,484
215,000	5.00%, 05/01/2042	229,237

		7,262,329

	Biotechnology - 0.2%
1,340,000	Biogen, Inc. 2.90%, 09/15/2020	1,331,824
	Celgene Corp.
230,000	2.25%, 05/15/2019	228,301
770,000	3.55%, 08/15/2022	768,941
535,000	3.63%, 05/15/2024	528,219
	Gilead Sciences, Inc.
335,000	2.55%, 09/01/2020	332,296
930,000	3.70%, 04/01/2024	934,151

		4,123,732

	Chemicals - 0.1%
1,950,000	Agrium, Inc. 3.15%, 10/01/2022	1,930,387
965,000	CNAC HK Synbridge Co., Ltd. 5.00%, 05/05/2020	984,300

		2,914,687

	Commercial Banks - 5.3%
1,400,000	Banco Santander S.A. 3.13%, 02/23/2023	1,356,761
	Bank of America Corp.
1,220,000	2.63%, 10/19/2020	1,211,576
1,799,000	3.42%, 12/20/2028(2)(6)	1,723,257
1,610,000	3 mo. USD LIBOR + 1.370%, 3.59%, 07/21/2028(5)	1,563,749
2,950,000	4.20%, 08/26/2024	2,996,243
6,000,000	6.88%, 04/25/2018	6,015,550
2,020,000	Bank of New York Mellon Corp. 2.15%, 02/24/2020	1,993,130
2,830,000	Banque Federative du Credit Mutuel S.A. 2.75%, 10/15/2020(2)	2,799,049
2,740,000	Barclays plc 3.20%, 08/10/2021	2,707,304
	BNP Paribas S.A.
2,075,000	2.40%, 12/12/2018	2,074,631
590,000	2.95%, 05/23/2022(2)	578,307
1,000,000	3.38%, 01/09/2025(2)	967,288
2,410,000	3.50%, 11/16/2027(2)	2,302,609
	BPCE S.A.
365,000	2.50%, 12/10/2018	364,360
305,000	3.00%, 05/22/2022(2)	298,728
2,025,000	3.50%, 10/23/2027(2)	1,912,894
2,225,000	5.15%, 07/21/2024(2)	2,321,720
1,425,000	5.70%, 10/22/2023(2)	1,526,262
2,875,000	Capital One Financial Corp. 3.75%, 04/24/2024	2,853,988
	Citigroup, Inc.
1,220,000	2.50%, 07/29/2019	1,215,039
2,355,000	3 mo. USD LIBOR + 1.151%, 3.52%, 10/27/2028(5)	2,273,417
533,000	5.30%, 05/06/2044	584,601
290,000	8.13%, 07/15/2039	439,148
1,695,000	Citizens Bank NA 2.55%, 05/13/2021	1,654,655
505,000	Compass Bank 2.75%, 09/29/2019	502,302
	Credit Agricole S.A.

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

$ 950,000	2.50%, 04/15/2019(2)	$946,984
1,025,000	3.25%, 10/04/2024(2)	979,328
790,000	4.38%, 03/17/2025(2)	786,977
	Credit Suisse AG
945,000	2.30%, 05/28/2019	938,978
855,000	3.00%, 10/29/2021	846,564
250,000	3.63%, 09/09/2024	249,214
	Credit Suisse Group AG
530,000	3.57%, 01/09/2023(2)	526,862
260,000	3 mo. USD LIBOR + 1.410%, 3.87%, 01/12/2029(2)(5)	252,021
	Credit Suisse Group Funding Guernsey Ltd.
1,425,000	3.75%, 03/26/2025	1,391,732
1,885,000	3.80%, 09/15/2022	1,898,173
	Deutsche Bank AG
1,925,000	3.15%, 01/22/2021	1,896,300
2,210,000	4.25%, 10/14/2021	2,244,700
	Goldman Sachs Group, Inc.
250,000	3 mo. USD LIBOR + 1.158%, 3.81%, 04/23/2029(5)	245,069
1,700,000	6.15%, 04/01/2018	1,700,000
2,590,000	6.25%, 02/01/2041	3,284,170
	HSBC Holdings plc
1,030,000	3.40%, 03/08/2021	1,034,778
4,625,000	3.60%, 05/25/2023	4,622,354
	Huntington National Bank
2,120,000	2.20%, 11/06/2018	2,114,052
1,490,000	2.40%, 04/01/2020	1,472,114
	ING Groep N.V.
345,000	3.15%, 03/29/2022	340,328
1,100,000	3.95%, 03/29/2027	1,091,222
	JP Morgan Chase & Co.
2,240,000	3.25%, 09/23/2022	2,233,370
2,000,000	4.95%, 03/25/2020	2,075,938
705,000	5.40%, 01/06/2042	832,678
2,600,000	Korea Development Bank 2.50%, 03/11/2020	2,571,751
470,000	Macquarie Bank Ltd. 2.40%, 01/21/2020(2)	464,064
2,215,000	Macquarie Group Ltd. 4.15%, 03/27/2024(2)(6)	2,223,740
	Morgan Stanley
4,875,000	2.50%, 01/24/2019	4,866,313
1,450,000	3.13%, 07/27/2026	1,372,184
1,800,000	3.63%, 01/20/2027	1,761,863
1,000,000	3.70%, 10/23/2024	995,119
515,000	4.30%, 01/27/2045	520,708
250,000	5.63%, 09/23/2019	259,513
4,250,000	National City Corp. 6.88%, 05/15/2019	4,436,197
4,905,000	NBK SPC Ltd. 2.75%, 05/30/2022(2)	4,721,063
1,755,000	Santander Holdings USA, Inc. 3.40%, 01/18/2023	1,714,293
	Santander UK plc
1,375,000	2.50%, 03/14/2019	1,370,225
2,150,000	5.00%, 11/07/2023(2)	2,223,868
1,775,000	Societe Generale S.A. 3.25%, 01/12/2022(2)	1,755,402
640,000	SunTrust Bank 3.30%, 05/15/2026	610,309
	UBS Group Funding Switzerland AG
1,665,000	2.95%, 09/24/2020(2)	1,652,586
1,900,000	3.00%, 04/15/2021(2)	1,879,937
	Wells Fargo & Co.
4,344,000	4.48%, 01/16/2024	4,475,721

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

$ 850,000	4.75%, 12/07/2046	$871,012

		118,986,342

	Commercial Services - 0.4%
	Catholic Health Initiatives
765,000	2.60%, 08/01/2018	765,940
1,854,000	2.95%, 11/01/2022	1,814,385
245,000	4.35%, 11/01/2042	228,660
	ERAC USA Finance LLC
655,000	2.35%, 10/15/2019(2)	648,423
1,800,000	4.50%, 08/16/2021(2)	1,865,959
1,500,000	5.63%, 03/15/2042(2)	1,704,080
2,545,000	Total System Services, Inc. 3.80%, 04/01/2021	2,571,529

		9,598,976

	Diversified Financial Services - 0.8%
1,655,000	Capital One Bank USA NA 2.15%, 11/21/2018	1,649,297
2,475,000	CDP Financial, Inc. 4.40%, 11/25/2019(2)	2,543,813
1,910,000	LeasePlan Corp. N.V. 2.88%, 01/22/2019(2)	1,904,023
7,637,711	Postal Square L.P. 8.95%, 06/15/2022	8,679,456
	Synchrony Financial
2,045,000	2.60%, 01/15/2019	2,040,447
520,000	2.70%, 02/03/2020	514,500
355,000	3.00%, 08/15/2019	353,930

		17,685,466

	Electric - 2.0%
1,300,000	Berkshire Hathaway Energy Co. 4.50%, 02/01/2045	1,381,797
1,960,000	Cleveland Electric Illuminating Co. 3.50%, 04/01/2028(2)	1,873,666
	Dominion Energy, Inc.
2,850,000	3.63%, 12/01/2024	2,824,375
1,750,000	4.10%, 04/01/2021(8)	1,787,298
725,000	Dominion Energy, Inc. 2.96%, 07/01/2019(8)	723,670
1,200,000	Duke Energy Carolinas LLC 6.10%, 06/01/2037	1,533,920
855,000	Duke Energy Corp. 2.65%, 09/01/2026	780,313
1,375,000	Electricite de France S.A. 10 year USD Swap + 3.041%, 5.63%, 01/22/2024(2)(5)(10)	1,375,000
365,000	Emera U.S. Finance L.P. 2.70%, 06/15/2021	356,707
640,000	Entergy Corp. 2.95%, 09/01/2026	595,765
1,000,000	FirstEnergy Corp. 3.90%, 07/15/2027	982,070
1,705,000	Fortis, Inc. 3.06%, 10/04/2026	1,580,107
1,000,000	Georgia Power Co. 5.95%, 02/01/2039	1,250,180
1,275,000	Indianapolis Power and Light Co. 6.60%, 06/01/2037(2)	1,653,715
515,000	Infraestructura Energetica Nova S.A.B. de C.V. 4.88%, 01/14/2048(2)	480,238
1,700,000	NextEra Energy Capital Holdings, Inc. 3.55%, 05/01/2027	1,652,028
750,000	Oglethorpe Power Corp. 5.25%, 09/01/2050	822,125
	Oncor Electric Delivery Co. LLC
385,000	2.95%, 04/01/2025	371,408

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

$ 1,185,000	4.10%, 06/01/2022	$1,226,872
	Pacific Gas & Electric Co.
695,000	3.85%, 11/15/2023	707,647
100,000	3.95%, 12/01/2047(2)	92,602
45,000	4.30%, 03/15/2045	43,503
45,000	4.75%, 02/15/2044	46,450
720,000	5.13%, 11/15/2043	777,654
1,125,000	5.40%, 01/15/2040	1,278,763
911,000	5.80%, 03/01/2037	1,047,646
265,000	6.05%, 03/01/2034	315,866
55,000	6.25%, 03/01/2039	67,065
55,000	6.35%, 02/15/2038	67,651
	SCANA Corp.
2,031,000	4.13%, 02/01/2022	2,017,183
2,780,000	4.75%, 05/15/2021	2,834,667
1,100,000	6.25%, 04/01/2020	1,145,390
	South Carolina Electric & Gas Co.
215,000	4.35%, 02/01/2042	214,213
205,000	4.60%, 06/15/2043	208,809
1,180,000	6.05%, 01/15/2038	1,404,950
2,000,000	Southern California Edison Co. 5.55%, 01/15/2037	2,388,355
	Southern Co.
1,450,000	2.75%, 06/15/2020	1,437,714
2,050,000	2.95%, 07/01/2023	1,991,173
	State Grid Overseas Investment Ltd.
1,795,000	2.75%, 05/07/2019(2)	1,791,252
1,485,000	2.75%, 05/04/2022(2)	1,446,021
1,490,000	3.50%, 05/04/2027(2)	1,436,598

		46,012,426

	Engineering & Construction - 0.1%
985,000	Mexico City Airport Trust 5.50%, 07/31/2047(2)	898,813
	SBA Tower Trust
1,235,000	2.88%, 07/10/2046(2)	1,216,351
225,000	3.45%, 03/15/2048(2)	225,176

		2,340,340

	Food - 0.3%
	Kraft Heinz Foods Co.
530,000	3.00%, 06/01/2026	489,210
2,030,000	3.50%, 07/15/2022	2,026,154
1,890,000	4.38%, 06/01/2046	1,733,102
	Kroger Co.
620,000	3.30%, 01/15/2021	622,748
1,065,000	4.00%, 02/01/2024	1,085,397
250,000	4.45%, 02/01/2047	236,363
680,000	Sigma Alimentos S.A. de C.V. 4.13%, 05/02/2026(2)	655,350

		6,848,324

	Gas - 0.1%
330,000	Boston Gas Co. 3.15%, 08/01/2027(2)	316,219
1,870,000	KeySpan Gas East Corp. 2.74%, 08/15/2026(2)	1,751,075

		2,067,294

	Healthcare-Products - 0.1%
	Medtronic, Inc.
545,000	2.50%, 03/15/2020	542,022
775,000	3.15%, 03/15/2022	776,290
1,230,000	3.50%, 03/15/2025	1,229,490
310,000	3.63%, 03/15/2024	313,645
192,000	4.38%, 03/15/2035	203,715

		3,065,162

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

	Healthcare-Services - 0.7%
	Anthem, Inc.
$ 421,000	3.30%, 01/15/2023	$416,396
1,360,000	4.10%, 03/01/2028	1,359,015
675,000	4.65%, 08/15/2044	682,721
590,000	Catholic Health Initiatives 4.20%, 08/01/2023	607,625
	Dignity Health
180,000	2.64%, 11/01/2019	179,232
709,000	3.81%, 11/01/2024	715,203
1,353,000	4.50%, 11/01/2042	1,307,149
1,770,000	Humana, Inc. 2.90%, 12/15/2022	1,730,461
521,000	Kaiser Foundation Hospitals 3.50%, 04/01/2022	530,221
2,000,000	Mercy Health 3.56%, 08/01/2027	1,967,905
	Orlando Health OBL Group
395,000	3.78%, 10/01/2028	396,912
140,000	4.09%, 10/01/2048	140,342
465,000	Providence St Joseph Health Obligated Group 3.93%, 10/01/2048	459,266
1,885,000	SSM Health Care Corp. 3.82%, 06/01/2027	1,913,546
300,000	Stanford Health Care 3.80%, 11/15/2048	300,597
	UnitedHealth Group, Inc.
920,000	3.35%, 07/15/2022	924,743
1,440,000	3.75%, 07/15/2025	1,458,596

		15,089,930

	Household Products - 0.2%
4,183,168	Procter & Gamble Co. 9.36%, 01/01/2021	4,560,243

	Insurance - 0.4%
1,000,000	Berkshire Hathaway, Inc. 2.75%, 03/15/2023	984,365
	Chubb INA Holdings, Inc.
495,000	2.30%, 11/03/2020	487,519
840,000	3.35%, 05/15/2024	839,079
200,000	Five Corners Funding Trust 4.42%, 11/15/2023(2)	208,894
550,000	Liberty Mutual Group, Inc. 4.25%, 06/15/2023(2)	561,336
	MetLife, Inc.
2,205,000	3.60%, 04/10/2024	2,208,463
795,000	4.88%, 11/13/2043	862,319
2,220,000	Trinity Acquisition plc 4.40%, 03/15/2026	2,249,556

		8,401,531

	Internet - 0.3%
	Alibaba Group Holding Ltd.
200,000	2.50%, 11/28/2019	198,620
1,775,000	3.40%, 12/06/2027	1,684,661
1,045,000	3.60%, 11/28/2024	1,036,938
	Amazon.com, Inc.
1,250,000	2.50%, 11/29/2022	1,220,932
580,000	2.80%, 08/22/2024(2)	562,776
475,000	4.25%, 08/22/2057(2)	473,758
1,020,000	4.80%, 12/05/2034	1,129,938
480,000	4.95%, 12/05/2044	540,893
1,095,000	Tencent Holdings Ltd. 3.60%, 01/19/2028(2)	1,054,682

		7,903,198

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

	IT Services - 0.1%
	Apple, Inc.
$ 80,000	2.45%, 08/04/2026	$74,160
546,000	3.25%, 02/23/2026	538,323
1,360,000	3.45%, 05/06/2024	1,373,136

		1,985,619

	Lodging - 0.1%
1,900,000	Marriott International, Inc. 2.88%, 03/01/2021	1,882,299

	Machinery - Construction & Mining - 0.1%
1,500,000	Caterpillar Financial Services Corp. 3.30%, 06/09/2024	1,486,072

	Media - 0.8%
	21st Century Fox America, Inc.
385,000	4.00%, 10/01/2023	394,385
1,275,000	4.50%, 02/15/2021	1,327,060
	Charter Communications Operating LLC / Charter Communications Operating Capital
485,000	5.38%, 05/01/2047	469,110
150,000	6.48%, 10/23/2045	164,653
2,050,000	Comcast Corp. 4.40%, 08/15/2035	2,113,471
	Cox Communications, Inc.
80,000	4.60%, 08/15/2047(2)	76,544
2,320,000	4.80%, 02/01/2035(2)	2,276,643
	Sky plc
1,265,000	2.63%, 09/16/2019(2)	1,259,672
2,386,000	3.75%, 09/16/2024(2)	2,422,362
	Time Warner Cable LLC
395,000	6.55%, 05/01/2037	444,099
250,000	7.30%, 07/01/2038	299,724
480,000	8.25%, 04/01/2019	503,734
40,000	8.75%, 02/14/2019	41,886
130,000	Time Warner Entertainment Co., L.P. 8.38%, 03/15/2023	154,292
2,325,000	Time Warner, Inc. 3.60%, 07/15/2025	2,262,413
	Viacom, Inc.
835,000	3.88%, 12/15/2021	846,011
2,175,000	4.25%, 09/01/2023	2,207,383

		17,263,442

	Mining - 0.1%
1,575,000	Glencore Finance Canada Ltd. 4.25%, 10/25/2022(2)	1,597,796

	Miscellaneous Manufacturing - 0.1%
1,165,000	Pentair Finance S.a.r.l. 2.90%, 09/15/2018	1,165,251

	Oil & Gas - 1.3%
1,665,000	Anadarko Petroleum Corp. 4.85%, 03/15/2021	1,730,330
1,200,000	BG Energy Capital plc 4.00%, 10/15/2021(2)	1,228,192
	BP Capital Markets plc
655,000	3.25%, 05/06/2022	656,232
140,000	3.99%, 09/26/2023	144,279
2,850,000	4.75%, 03/10/2019	2,905,942
	ConocoPhillips Co.
655,000	3.35%, 05/15/2025	647,130
395,000	4.30%, 11/15/2044	410,516
130,000	4.95%, 03/15/2026	141,908
920,000	Marathon Oil Corp. 2.70%, 06/01/2020	906,390
1,231,000	Noble Energy, Inc. 4.15%, 12/15/2021	1,257,940

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

	Petroleos Mexicanos
$ 40,000	5.38%, 03/13/2022	$41,580
2,900,000	5.50%, 01/21/2021	3,018,900
670,000	6.35%, 02/12/2048(2)	647,387
2,425,000	6.75%, 09/21/2047	2,453,809
3,540,000	Pioneer Natural Resources Co. 7.50%, 01/15/2020	3,808,977
	Shell International Finance B.V.
691,000	3.25%, 05/11/2025	684,501
500,000	4.38%, 03/25/2020	515,155
3,950,000	Sinopec Group Overseas Development Ltd. 2.50%, 04/28/2020(2)	3,891,116
	Statoil ASA
340,000	2.25%, 11/08/2019	337,332
160,000	2.45%, 01/17/2023	154,986
495,000	2.75%, 11/10/2021	490,437
1,850,000	2.90%, 11/08/2020	1,847,739
210,000	3.25%, 11/10/2024	208,069
45,000	3.70%, 03/01/2024	45,816
1,375,000	Total Capital International S.A. 2.70%, 01/25/2023	1,342,689

		29,517,352

	Oil & Gas Services - 0.0%
940,000	Schlumberger Holdings Corp. 3.00%, 12/21/2020(2)	937,671

	Pharmaceuticals - 1.2%
270,000	AbbVie, Inc. 3.20%, 11/06/2022	266,535
	Allergan Funding SCS
1,195,000	3.00%, 03/12/2020	1,188,838
645,000	3.45%, 03/15/2022	639,486
1,950,000	3.80%, 03/15/2025	1,915,649
715,000	4.55%, 03/15/2035	699,972
75,000	4.75%, 03/15/2045	73,578
600,000	4.85%, 06/15/2044	594,078
	Allergan Sales LLC
142,000	4.88%, 02/15/2021(2)	146,764
800,000	5.00%, 12/15/2021(2)	835,085
260,000	Bayer U.S. Finance LLC 2.38%, 10/08/2019(2)	257,751
	Cardinal Health, Inc.
990,000	2.40%, 11/15/2019	979,989
445,000	3.08%, 06/15/2024	424,537
880,000	3.50%, 11/15/2024	860,205
1,035,000	4.50%, 11/15/2044	1,013,726
3,130,000	CVS Health Corp. 4.10%, 03/25/2025	3,152,066
2,015,000	EMD Finance LLC 2.95%, 03/19/2022(2)	1,984,271
1,525,000	Express Scripts Holding Co. 2.25%, 06/15/2019	1,515,591
	McKesson Corp.
100,000	2.85%, 03/15/2023	96,253
650,000	3.80%, 03/15/2024	647,854
	Merck & Co., Inc.
1,960,000	2.75%, 02/10/2025	1,889,197
1,640,000	2.80%, 05/18/2023	1,616,339
1,925,000	Mylan N.V. 3.00%, 12/15/2018	1,924,971
	Mylan, Inc.
1,025,000	4.55%, 04/15/2028(2)	1,026,667
455,000	5.20%, 04/15/2048(2)	459,118
755,000	Teva Pharmaceutical Finance Co. B.V. 3.65%, 11/10/2021	710,611

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

$ 3,665,000	Teva Pharmaceutical Finance Netherlands B.V. 2.80%, 07/21/2023	$3,105,290

		28,024,421

	Pipelines - 0.6%
235,000	Andeavor Logistics L.P. / Tesoro Logistics Finance Corp. 3.50%, 12/01/2022	230,938
990,000	Columbia Pipeline Group, Inc. 2.45%, 06/01/2018	989,368
872,000	Energy Transfer L.P. 7.60%, 02/01/2024	992,138
375,000	Energy Transfer L.P. / Regency Energy Finance Corp. 4.50%, 11/01/2023	379,821
1,840,000	MPLX L.P. 4.00%, 03/15/2028	1,813,348
2,425,000	Phillips 66 Partners L.P. 3.61%, 02/15/2025	2,372,281
	Sunoco Logistics Partners Operations L.P.
1,200,000	3.90%, 07/15/2026	1,139,923
509,000	4.40%, 04/01/2021	519,889
800,000	5.35%, 05/15/2045	745,287
1,036,000	TransCanada PipeLines Ltd. 4.88%, 01/15/2026	1,117,936
2,470,000	Western Gas Partners L.P. 4.00%, 07/01/2022	2,464,312

		12,765,241

	Real Estate - 0.1%
	WEA Finance LLC / Westfield UK & Europe Finance plc
730,000	2.70%, 09/17/2019(2)	726,516
1,400,000	3.25%, 10/05/2020(2)	1,401,662

		2,128,178

	Real Estate Investment Trusts - 0.4%
	American Tower Corp.
975,000	3.45%, 09/15/2021	976,876
375,000	4.40%, 02/15/2026	378,951
1,110,000	5.00%, 02/15/2024	1,171,695
760,000	AvalonBay Communities, Inc. 3.63%, 10/01/2020	770,016
1,950,000	Brandywine Operating Partnership L.P. 3.95%, 11/15/2027	1,891,565
2,960,000	HCP, Inc. 4.00%, 06/01/2025	2,964,455
1,735,000	Scentre Group Trust 2.38%, 11/05/2019(2)	1,717,518

		9,871,076

	Retail - 0.3%
	AutoZone, Inc.
900,000	3.13%, 07/15/2023	888,946
1,908,000	3.70%, 04/15/2022	1,934,628
	CVS Health Corp.
2,100,000	4.00%, 12/05/2023	2,124,681
685,000	4.88%, 07/20/2035	710,784
600,000	5.13%, 07/20/2045	636,404
850,000	Lowe’s Cos., Inc. 4.63%, 04/15/2020	875,123

		7,170,566

	Semiconductors - 0.1%
1,855,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.63%, 01/15/2024	1,824,818
1,220,000	QUALCOMM, Inc. 2.10%, 05/20/2020	1,206,086

		3,030,904

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

	Software - 0.2%
	Microsoft Corp.
$ 1,605,000	2.40%, 08/08/2026	$1,493,579
1,230,000	3.70%, 08/08/2046	1,213,603
2,300,000	Oracle Corp. 3.25%, 11/15/2027	2,243,504

		4,950,686

	Telecommunications - 0.9%
	America Movil S.A.B. de C.V.
635,000	3.13%, 07/16/2022	624,395
390,000	6.13%, 03/30/2040	466,982
	AT&T, Inc.
355,000	3.95%, 01/15/2025	354,779
2,850,000	4.10%, 02/15/2028(2)	2,829,843
2,185,000	4.45%, 04/01/2024	2,255,255
1,240,000	4.50%, 03/09/2048	1,152,498
715,000	GTP Acquisition Partners I LLC 2.35%, 06/15/2045(2)	706,698
	Orange S.A.
2,200,000	4.13%, 09/14/2021	2,283,246
576,000	9.00%, 03/01/2031	842,956
2,440,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 4.74%, 03/20/2025(2)	2,449,150
	Verizon Communications, Inc.
2,300,000	2.95%, 03/15/2022	2,261,335
2,486,000	4.52%, 09/15/2048	2,395,358
715,000	4.75%, 11/01/2041	719,822
283,000	4.81%, 03/15/2039	289,199

		19,631,516

	Transportation - 0.3%
1,435,000	FedEx Corp. 5.10%, 01/15/2044	1,575,296
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
1,685,000	3.20%, 07/15/2020(2)	1,687,432
1,100,000	3.38%, 02/01/2022(2)	1,093,999
1,525,000	3.95%, 03/10/2025(2)	1,528,268

		5,884,995

	Water - 0.0%
625,000	American Water Capital Corp. 2.95%, 09/01/2027	593,430

	Total Corporate Bonds (cost $434,198,429)	$435,635,866

Foreign Government Obligations - 0.7%
	Israel - 0.1%
1,365,000	Israel Government International Bond 3.25%, 01/17/2028	$1,328,658

	Mexico - 0.1%
	Mexico Government International Bond
1,674,000	4.00%, 10/02/2023	1,714,176
150,000	4.75%, 03/08/2044	145,875

		1,860,051

	Qatar - 0.3%
	Qatar Government International Bond
4,990,000	2.38%, 06/02/2021(2)	4,825,829
2,635,000	5.25%, 01/20/2020(2)	2,730,703

		7,556,532

	Saudi Arabia - 0.1%
	Saudi Government International Bond
935,000	2.38%, 10/26/2021(2)	900,405

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

$ 1,680,000	2.88%, 03/04/2023(2)	$1,616,503

		2,516,908

	South Korea - 0.1%
2,300,000	Export-Import Bank of Korea 1.75%, 05/26/2019	2,268,486

	Total Foreign Government Obligations (cost $15,744,672)	$15,530,635

Municipal Bonds - 1.2%
	General - 0.4%
	Chicago, IL, Transit Auth
265,000	6.30%, 12/01/2021	$282,463
1,985,000	6.90%, 12/01/2040	2,619,188
365,000	City of Sacramento CA 6.42%, 08/01/2023	412,578
1,345,000	Kansas, Development FA 4.93%, 04/15/2045	1,480,078
2,400,000	New Jersey State, Econ DA 3.80%, 06/15/2018	2,406,384
2,895,000	New York State Urban Development Corp. 2.10%, 03/15/2022	2,852,328
600,000	San Jose Redev. Agcy. Successor Agcy. 3.38%, 08/01/2034	580,770

		10,633,789

	General Obligation - 0.4%
	California State, GO Taxable
620,000	7.35%, 11/01/2039	906,372
1,020,000	7.55%, 04/01/2039	1,553,134
685,000	Chicago, IL, Metropolitan Water Reclamation GO 5.72%, 12/01/2038	865,004
3,780,000	Illinois State, GO 5.10%, 06/01/2033	3,543,107
2,065,000	State of Connecticut 2.99%, 01/15/2023	2,020,809

		8,888,426

	Medical - 0.1%
840,000	University of California, Regents MedCenter Pooled Rev 6.58%, 05/15/2049	1,148,171

	Power - 0.0%
485,000	New York, Utility Debt Securitization Auth 3.44%, 12/15/2025	491,310

	Transportation - 0.2%
1,875,000	Illinois State Toll Highway Auth, Taxable Rev 6.18%, 01/01/2034	2,382,150
	New York and New Jersey PA, Taxable Rev
320,000	4.81%, 10/15/2065	376,899
570,000	6.04%, 12/01/2029	709,405
645,000	North Texas Tollway Auth Rev 6.72%, 01/01/2049	946,344

		4,414,798

	Utility - Electric - 0.1%
1,295,000	Municipal Electric Auth Georgia 6.64%, 04/01/2057	1,608,636

	Total Municipal Bonds (cost $25,014,931)	$27,185,130

U.S. Government Agencies - 0.3%
	FHLMC - 0.0%
31,478	1 year USD CMT + 2.235%, 3.32%, 04/01/2029(5)	$32,662
33,608	4.00%, 03/01/2041	34,795

		67,457

	FNMA - 0.1%
1,088,013	1 mo. USD LIBOR + 0.400%, 1.99%, 10/25/2024(5)	1,089,003

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

$ 71,563	4.50%, 11/01/2023	$74,956
134,808	4.50%, 03/01/2038	142,563
80,676	4.50%, 11/01/2039	85,304
52,166	4.50%, 04/01/2040	55,237
128,558	4.50%, 08/01/2040	135,980
47,388	4.50%, 02/01/2041	50,126
604,970	4.50%, 04/01/2041	639,885
358,049	4.50%, 06/01/2041	377,128
556,477	4.50%, 07/01/2041	587,914
198,149	4.50%, 09/01/2041	208,971
94,938	4.50%, 07/01/2044	100,071
802	5.00%, 02/01/2019	814
11,908	5.00%, 04/01/2019	12,095

		3,560,047

	GNMA - 0.2%
101,858	5.00%, 07/15/2037	109,452
14,524	6.00%, 06/15/2024	16,164
5,709	6.00%, 07/15/2026	6,353
7,278	6.00%, 01/15/2028	8,099
2,276	6.00%, 03/15/2028	2,547
50,544	6.00%, 04/15/2028	56,288
92,149	6.00%, 05/15/2028	102,547
20,443	6.00%, 06/15/2028	22,751
52,197	6.00%, 07/15/2028	58,087
18,409	6.00%, 08/15/2028	20,487
47,965	6.00%, 09/15/2028	53,377
111,041	6.00%, 10/15/2028	123,266
163,579	6.00%, 11/15/2028	182,038
125,501	6.00%, 12/15/2028	139,664
3,289	6.00%, 12/15/2031	3,741
28,645	6.00%, 09/15/2032	32,645
9,520	6.00%, 11/15/2032	10,809
2,032	6.00%, 04/15/2033	2,262
94,482	6.00%, 06/15/2033	106,457
38,802	6.00%, 10/15/2033	43,656
5,001	6.00%, 11/15/2033	5,621
80,896	6.00%, 10/15/2034	91,010
59,692	6.00%, 01/15/2035	66,427
7,573	6.00%, 05/15/2035	8,427
11,755	6.00%, 06/15/2035	13,081
901	6.50%, 03/15/2026	1,008
4,946	6.50%, 01/15/2028	5,531
64,167	6.50%, 03/15/2028	71,773
118,581	6.50%, 04/15/2028	132,639
37,441	6.50%, 05/15/2028	41,881
188,106	6.50%, 06/15/2028	210,409
7,031	6.50%, 10/15/2028	7,864
3,299	6.50%, 02/15/2035	3,709
20,749	7.00%, 11/15/2031	22,987
10,180	7.00%, 03/15/2032	11,314
1,288,187	7.00%, 11/15/2032	1,496,246
177,346	7.00%, 01/15/2033	203,021
190,567	7.00%, 05/15/2033	217,419
35,896	7.00%, 07/15/2033	40,565
228,459	7.00%, 11/15/2033	260,873
91,536	7.50%, 09/16/2035	105,337
182	8.00%, 09/15/2026	197
122	8.00%, 11/15/2026	133
10,625	8.00%, 12/15/2026	12,110
146	8.00%, 09/15/2027	151
6,993	8.00%, 07/15/2029	8,064
3,096	8.00%, 11/15/2029	3,105
16,284	8.00%, 12/15/2029	16,990
4,259	8.00%, 01/15/2030	4,372
6,114	8.00%, 02/15/2030	6,263

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

$ 916	8.00%, 03/15/2030	$928
53,467	8.00%, 04/15/2030	54,039
5,468	8.00%, 05/15/2030	5,662
44,053	8.00%, 06/15/2030	46,285
2,357	8.00%, 07/15/2030	2,464
71,393	8.00%, 08/15/2030	73,175
16,206	8.00%, 09/15/2030	16,619
8,809	8.00%, 11/15/2030	8,971
142,465	8.00%, 12/15/2030	157,014
260	8.00%, 02/15/2031	271
5,138	9.00%, 06/15/2022	5,195

		4,539,840

	Total U.S. Government Agencies (cost $7,758,399)	$8,167,344

U.S. Government Securities - 6.8%
	U.S. Treasury Securities - 6.8%
	U.S. Treasury Bonds - 3.7%
19,450,000	2.50%, 02/15/2045(11)	$17,759,522
2,780,000	2.50%, 05/15/2046	2,528,063
5,450,000	2.75%, 08/15/2047	5,208,795
7,780,000	2.75%, 11/15/2047	7,437,498
10,450,800	2.88%, 05/15/2043	10,301,386
410,000	3.00%, 02/15/2047	412,178
480,000	3.00%, 05/15/2047	482,344
8,195,000	3.13%, 08/15/2044	8,438,929
4,630,000	3.38%, 05/15/2044	4,979,239
21,300,000	4.38%, 02/15/2038	26,208,152

		83,756,106

	U.S. Treasury Notes - 3.1%
22,903,887	0.38%, 01/15/2027(12)	22,321,461
33,310,000	1.50%, 03/31/2023	31,644,500
500,000	1.88%, 04/30/2022	487,637
11,210,000	2.13%, 12/31/2022	10,994,120
6,025,000	2.25%, 08/15/2027	5,776,939

		71,224,657

		154,980,763

	Total U.S. Government Securities (cost $152,055,105)	$154,980,763

	Total Long-Term Investments (cost $1,842,520,732)	$2,251,921,870

Short-Term Investments - 0.7%
	Other Investment Pools & Funds - 0.6%
14,184,870	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.62%(13)	$14,184,870

	Securities Lending Collateral - 0.1%
44,115	Citibank NA DDCA, 1.50%, 4/2/2018(13)	44,115
838,185	Invesco Government & Agency Portfolio, 1.54%(13)	838,185

		882,300

	Total Short-Term Investments (cost $15,067,170)	$15,067,170

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

Total Investments (cost $1,857,587,902)	100.0%	$2,266,989,040
Other Assets and Liabilities	0.0%	(441,273)

Total Net Assets	100.0%	$2,266,547,767

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Investment valued using significant unobservable inputs.
(2)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2018, the aggregate value of these securities was $199,055,364, which represented 8.8% of total net assets.
(3)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At March 31, 2018, the aggregate fair value of these securities was $4,717,095, which represented 0.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(4)	This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At March 31, 2018, the aggregate value of these securities was $4,717,095, which represented 0.2% of total net assets.
(5)	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2018.
(6)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(7)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $3,965,478 at March 31, 2018.
(8)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(9)	Represents entire or partial securities on loan. See Note 2 for securities lending information.
(10)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(11)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.
(12)	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(13)	Current yield as of period end.

Futures Contracts Outstanding at March 31, 2018
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Short position contracts:
U.S. Treasury 10-Year Note Future	280	06/20/2018	$33,919,375	$(205,798)
U.S. Treasury 10-Year Ultra Future	35	06/20/2018	4,545,078	(65,642)

Total				$(271,440)

Total futures contracts				$(271,440)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
DDCA	Dollars on Deposits in Custody Account
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust

Municipal Abbreviations:
DA	Development Authority
FA	Finance Authority
GO	General Obligation
PA	Port Authority
Rev	Revenue

Hartford Balanced HLS Fund
Schedule of Investments March 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Banks	$160,072,197	$160,072,197	$—	$—
Capital Goods	109,048,572	109,048,572	—	—
Commercial & Professional Services	13,508,820	13,508,820	—	—
Consumer Durables & Apparel	39,585,228	39,585,228	—	—
Consumer Services	30,646,760	30,646,760	—	—
Diversified Financials	31,752,596	17,291,162	14,461,434	—
Energy	93,438,125	93,438,125	—	—
Food, Beverage & Tobacco	65,696,592	48,367,482	17,329,110	—
Health Care Equipment & Services	94,182,007	78,844,156	15,337,851	—
Household & Personal Products	16,320,394	16,320,394	—	—
Insurance	62,302,427	62,302,427	—	—
Materials	45,617,415	45,617,415	—	—
Media	45,147,851	45,147,851	—	—
Pharmaceuticals, Biotechnology & Life Sciences	149,268,848	108,008,264	41,260,584	—
Real Estate	19,193,225	19,193,225	—	—
Retailing	91,527,362	86,810,267	—	4,717,095
Semiconductors & Semiconductor Equipment	101,299,858	101,299,858	—	—
Software & Services	181,158,328	181,158,328	—	—
Technology Hardware & Equipment	98,282,550	79,513,104	18,769,446	—
Transportation	27,527,231	27,527,231	—	—
Utilities	38,134,288	38,134,288	—	—
Asset & Commercial Mortgage Backed Securities	96,711,458	—	96,711,458	—
Corporate Bonds	435,635,866	—	435,635,866	—
Foreign Government Obligations	15,530,635	—	15,530,635	—
Municipal Bonds	27,185,130	—	27,185,130	—
U.S. Government Agencies	8,167,344	—	8,167,344	—
U.S. Government Securities	154,980,763	—	154,980,763	—
Short-Term Investments	15,067,170	15,067,170	—	—

Total	$2,266,989,040	$1,416,902,324	$845,369,621	$4,717,095

Liabilities
Futures Contracts(2)	$(271,440)	$(271,440)	$—	$—

Total	$(271,440)	$(271,440)	$—	$—

(1)	For the three-month period ended March 31, 2018 there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the three-month period ended March 31, 2018 is not presented.

Hartford Capital Appreciation HLS Fund
Schedule of Investments March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 97.0%
	Automobiles & Components - 1.5%
137,300	Ferrari N.V.	$16,505,060
662,880	General Motors Co.	24,089,059
253,543	Magna International, Inc.	14,281,535
247,749	Valeo S.A.	16,388,618

		71,264,272

	Banks - 6.0%
1,066,782	Bank of America Corp.	31,992,792
298,069	Bank of the Ozarks, Inc.	14,387,791
2,496,000	China Merchants Bank Co., Ltd. Class H	10,360,565
708,321	Citigroup, Inc.	47,811,668
1,819,825	ICICI Bank Ltd. ADR	16,105,451
600,658	KeyCorp	11,742,864
529,191	People’s United Financial, Inc.	9,874,704
466,972	PNC Financial Services Group, Inc.	70,624,845
322,111	Sumitomo Mitsui Financial Group, Inc.	13,665,326
432,692	SunTrust Banks, Inc.	29,440,364
670,646	UniCredit S.p.A.*	14,017,255
351,396	Wells Fargo & Co.	18,416,664

		288,440,289

	Capital Goods - 4.2%
381,988	AerCap Holdings N.V.*	19,374,431
182,401	Airbus SE	21,114,320
50,594	Deere & Co.	7,858,260
138,607	Eaton Corp. plc	11,076,085
76,262	General Dynamics Corp.	16,846,276
40,466	Harris Corp.	6,526,356
350,600	Harry’s, Inc.*(1)(2)(3)(4)	4,733,100
59,255	IDEX Corp.	8,444,430
162,059	Ingersoll-Rand plc	13,857,665
254,730	JELD-WEN Holding, Inc.*	7,799,833
565,500	Komatsu Ltd.	18,943,654
65,505	L3 Technologies, Inc.	13,625,040
55,660	Lockheed Martin Corp.	18,809,184
36,177	Middleby Corp.*	4,478,351
39,787	Rockwell Automation, Inc.	6,930,895
880,330	Sanwa Holdings Corp.	11,351,429
179,309	Xylem, Inc.	13,792,448

		205,561,757

	Commercial & Professional Services - 3.2%
101,038	CoStar Group, Inc.*	36,644,462
82,196	Dun & Bradstreet Corp.	9,616,932
72,768	Equifax, Inc.	8,572,798
365,466	Herman Miller, Inc.	11,676,638
370,853	IHS Markit Ltd.*	17,889,949
296,583	Republic Services, Inc.	19,642,692
970,480	Steelcase, Inc. Class A	13,198,528
371,832	TransUnion*	21,112,621
228,904	Waste Connections, Inc.	16,421,573

		154,776,193

	Consumer Durables & Apparel - 2.9%
29,411,860	Global Brands Group Holding Ltd.*	1,664,140
23,138	Mohawk Industries, Inc.*	5,373,106
555,943	Newell Brands, Inc.	14,165,428
1,031,115	NIKE, Inc. Class B	68,507,281
56,265	Polaris Industries, Inc.	6,443,468
393,527	Sony Corp.	19,361,651
1,210,779	Under Armour, Inc. Class A*(5)	19,796,237
220,271	Under Armour, Inc. Class C*(5)	3,160,889

		138,472,200

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

	Consumer Services - 3.1%
514,432	DraftKings, Inc.*(1)(2)(3)(4)	$756,215
150,345	Hilton Grand Vacations, Inc.*	6,467,842
157,655	Hilton Worldwide Holdings, Inc.	12,416,908
159,362	Las Vegas Sands Corp.	11,458,128
48,226	Marriott Vacations Worldwide Corp.	6,423,703
148,830	McDonald’s Corp.	23,274,035
347,973	Melco Resorts & Entertainment Ltd. ADR	10,084,257
513,184	MGM Resorts International	17,971,704
198,787	New Oriental Education & Technology Group, Inc. ADR	17,423,681
141,298	Planet Fitness, Inc. Class A*	5,336,825
86,201	Royal Caribbean Cruises Ltd.	10,149,306
45,512	Vail Resorts, Inc.	10,090,010
237,968	Yum! Brands, Inc.	20,258,216

		152,110,830

	Diversified Financials - 3.4%
529,037	American Express Co.	49,348,571
35,108	BlackRock, Inc.	19,018,706
278,067	Intercontinental Exchange, Inc.	20,165,419
1,140,203	SLM Corp.*	12,781,676
656,855	TD Ameritrade Holding Corp.	38,905,522
1,481,666	UBS Group AG*	26,105,355

		166,325,249

	Energy - 3.2%
378,586	Anadarko Petroleum Corp.	22,870,380
476,517	Canadian Natural Resources Ltd.	14,995,990
142,115	Cimarex Energy Co.	13,287,752
76,748	Diamondback Energy, Inc.*	9,710,157
54,029	EOG Resources, Inc.	5,687,633
439,254	Halliburton Co.	20,618,583
232,823	Hess Corp.	11,785,500
955,178	Laredo Petroleum, Inc.*	8,319,600
148,623	Lundin Petroleum AB*	3,754,645
699,051	Marathon Oil Corp.	11,275,693
99,284	Newfield Exploration Co.*	2,424,515
135,917	Noble Energy, Inc.	4,118,285
1,125,849	Petroleo Brasileiro S.A. ADR*	15,919,505
294,073	Tenaris S.A. ADR	10,195,511

		154,963,749

	Food & Staples Retailing - 1.5%
139,274	Costco Wholesale Corp.	26,243,400
1,282,914	Kroger Co.	30,712,961
249,912	Walgreens Boots Alliance, Inc.	16,361,739

		73,318,100

	Food, Beverage & Tobacco - 3.8%
360,247	Altria Group, Inc.	22,450,593
340,532	British American Tobacco plc	19,685,087
762,393	Coca-Cola Co.	33,110,728
1,146,781	Diageo plc	38,783,790
85,461	Hershey Co.	8,457,220
260,400	Hormel Foods Corp.	8,936,928
318,963	Monster Beverage Corp.*	18,247,873
216,351	PepsiCo, Inc.	23,614,712
85,401	Philip Morris International, Inc.	8,488,859

		181,775,790

	Health Care Equipment & Services - 6.6%
32,833	Align Technology, Inc.*	8,245,351
457,897	Baxter International, Inc.	29,781,621
98,328	Becton Dickinson and Co.	21,307,678
380,536	Cardinal Health, Inc.	23,851,996
282,050	Danaher Corp.	27,615,515
100,607	DexCom, Inc.*	7,461,015
57,521	Edwards Lifesciences Corp.*	8,025,330

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

281,627	Envision Healthcare Corp.*	$10,822,926
147,655	Hologic, Inc.*	5,516,391
98,153	Insulet Corp.*	8,507,902
316,840	Koninklijke Philips N.V.	12,138,140
295,572	McKesson Corp.	41,637,228
499,885	Medtronic plc	40,100,775
129,598	Stryker Corp.	20,854,910
68,252	Teleflex, Inc.	17,402,895
178,584	UnitedHealth Group, Inc.	38,216,976

		321,486,649

	Household & Personal Products - 0.9%
462,641	Colgate-Palmolive Co.	33,162,107
670,514	Coty, Inc. Class A*	12,270,406

		45,432,513

	Insurance - 5.8%
388,064	Aflac, Inc.	16,981,681
418,524	American International Group, Inc.	22,776,076
330,076	Arthur J Gallagher & Co.	22,686,124
344,978	Chubb Ltd.	47,182,641
233,655	FNF Group	9,350,873
915,806	Lancashire Holdings Ltd.	7,452,284
147,183	Lincoln National Corp.	10,753,190
342,368	Marsh & McLennan Cos., Inc.	28,276,173
792,273	MetLife, Inc.	36,357,408
2,087,000	Ping An Insurance Group Co. of China Ltd. Class H	21,518,365
131,163	Principal Financial Group, Inc.	7,989,138
151,897	RenaissanceRe Holdings Ltd.	21,039,253
415,800	Tokio Marine Holdings, Inc.	18,853,557
208,467	Unum Group	9,925,114

		281,141,877

	Materials - 4.7%
714,669	Anglo American plc	16,647,971
450,217	ArcelorMittal*	14,321,403
454,348	Ball Corp.	18,042,159
135,437	Cabot Corp.	7,546,550
245,287	Celanese Corp. Series A	24,580,210
395,719	CRH plc	13,376,778
131,868	Eastman Chemical Co.	13,922,624
102,196	International Paper Co.	5,460,332
156,690	Nucor Corp.	9,572,192
189,400	Nutrien Ltd.	8,951,423
203,628	Packaging Corp. of America	22,948,876
142,269	PPG Industries, Inc.	15,877,220
198,084	Praxair, Inc.	28,583,521
286,185	Reliance Steel & Aluminum Co.	24,537,502
47,425	Vulcan Materials Co.	5,414,512

		229,783,273

	Media - 0.4%
380,400	Comcast Corp. Class A	12,998,268
407,366	SES S.A.	5,514,093
29,800	Weinstein Co. LLC*(1)(2)(3)(4)	—

		18,512,361

	Pharmaceuticals, Biotechnology & Life Sciences - 6.8%
261,099	Agilent Technologies, Inc.	17,467,523
349,616	Alkermes plc*	20,263,743
84,016	Allergan plc	14,139,053
129,446	Alnylam Pharmaceuticals, Inc.*	15,417,019
129,319	BeiGene Ltd. ADR*	21,725,592
36,350	Biogen, Inc.*	9,953,357
1,107,403	Bristol-Myers Squibb Co.	70,043,240
48,160	Eisai Co., Ltd.	3,100,856
253,150	Exact Sciences Corp.*	10,209,539
123,041	Five Prime Therapeutics, Inc.*	2,113,844

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

493,960	Ionis Pharmaceuticals, Inc.*	$21,773,757
163,679	Johnson & Johnson	20,975,464
28,147	Mettler-Toledo International, Inc.*	16,185,369
522,044	Mylan N.V.*	21,492,551
90,325	Nektar Therapeutics*	9,597,935
642,919	Pfizer, Inc.	22,817,195
19,453	Sage Therapeutics, Inc.*	3,133,295
118,815	Seattle Genetics, Inc.*	6,218,777
100,078	Thermo Fisher Scientific, Inc.	20,662,104

		327,290,213

	Real Estate - 4.0%
260,948	American Tower Corp. REIT	37,926,182
92,797	AvalonBay Communities, Inc. REIT	15,261,395
673,592	Brixmor Property Group, Inc. REIT	10,272,278
255,528	CBRE Group, Inc. Class A, REIT*	12,066,032
517,977	Education Realty Trust, Inc. REIT	16,963,747
1,050,087	Host Hotels & Resorts, Inc. REIT	19,573,622
211,287	Public Storage REIT	42,339,802
73,466	Simon Property Group, Inc. REIT	11,339,477
740,901	STORE Capital Corp. REIT	18,389,163
206,573	Welltower, Inc. REIT	11,243,768

		195,375,466

	Retailing - 5.5%
8,451,700	Allstar Co.*(1)(2)(3)(4)	760,653
21,247	Amazon.com, Inc.*	30,751,633
19,231	Booking Holdings, Inc.*	40,007,980
271,659	CarMax, Inc.*	16,826,559
149,782	Dollar Tree, Inc.*	14,214,312
276,171	Expedia Group, Inc.	30,492,040
103,600	Floor & Decor Holdings, Inc. Class A*	5,399,632
111,384	Genuine Parts Co.	10,006,739
139,474	Home Depot, Inc.	24,859,846
17,385	Honest Co.*(1)(2)(3)(4)	307,367
311,122	Industria de Diseno Textil S.A.	9,781,246
29,112	Netflix, Inc.*	8,598,229
213,631	Ross Stores, Inc.	16,658,945
547,748	TJX Cos., Inc.	44,674,327
115,140	Tory Burch LLC*(1)(2)(3)(4)	6,295,838
76,944	Wayfair, Inc. Class A*	5,196,028

		264,831,374

	Semiconductors & Semiconductor Equipment - 4.7%
117,886	Ams AG	12,379,233
85,374	Broadcom Ltd.	20,118,383
353,280	KLA-Tencor Corp.	38,511,053
542,037	Marvell Technology Group Ltd.	11,382,777
135,685	Microchip Technology, Inc.	12,396,182
635,567	Micron Technology, Inc.*	33,138,463
124,555	NVIDIA Corp.	28,845,693
411,840	QUALCOMM, Inc.	22,820,054
241,011	Silicon Motion Technology Corp. ADR	11,597,449
2,437,190	Taiwan Semiconductor Manufacturing Co., Ltd.	20,643,483
364,990	Teradyne, Inc.	16,683,693

		228,516,463

	Software & Services - 13.3%
220,389	Accenture plc Class A	33,829,711
85,728	Adobe Systems, Inc.*	18,524,106
236,346	Alibaba Group Holding Ltd. ADR*	43,378,945
34,088	Alphabet, Inc. Class C*	35,171,658
180,514	Amdocs Ltd.	12,043,894
366,226	Atlassian Corp. plc Class A*	19,746,906
419,638	Delivery Hero AG*(2)	20,265,552
58,183	Dropbox, Inc. Class B*(1)(2)(3)(4)(6)	1,642,448
279,520	Facebook, Inc. Class A*	44,664,501

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

111,079	FleetCor Technologies, Inc.*	$22,493,497
34,733	Gartner, Inc. Class A*	4,085,295
996,544	Genpact Ltd.	31,879,443
391,686	Global Payments, Inc.	43,680,823
132,183	GoDaddy, Inc. Class A*	8,118,680
163,371	Guidewire Software, Inc.*	13,205,278
1,692,974	Just Eat plc*	16,578,251
443,210	Microsoft Corp.	40,451,777
285,673	PayPal Holdings, Inc.*	21,674,011
338,256	salesforce.com, Inc.*	39,339,173
344,488	ServiceNow, Inc.*	56,995,540
176,463	VeriSign, Inc.*	20,921,453
239,320	Visa, Inc. Class A	28,627,458
150,950	Workday, Inc. Class A*	19,187,255
546,616	Yandex N.V. Class A*	21,564,001
397,873	Zillow Group, Inc. Class A*	21,485,142
113,310	Zillow Group, Inc. Class C*	6,096,078

		645,650,876

	Technology Hardware & Equipment - 3.5%
236,215	Acacia Communications, Inc.*(5)	9,084,829
189,586	Apple, Inc.	31,808,739
306,007	CDW Corp.	21,515,352
1,175,550	Flex Ltd.*	19,196,732
28,385	IPG Photonics Corp.*	6,624,491
295,104	Keysight Technologies, Inc.*	15,460,499
8,996	Samsung Electronics Co., Ltd.	21,018,938
226,018	TE Connectivity Ltd.	22,579,198
240,095	Western Digital Corp.	22,153,566

		169,442,344

	Telecommunication Services - 1.4%
692,248	AT&T, Inc.	24,678,641
206,235	SoftBank Group Corp.	15,383,329
588,774	Verizon Communications, Inc.	28,155,173

		68,217,143

	Transportation - 4.2%
871,965	Canadian National Railway Co.	63,728,198
107,021	CSX Corp.	5,962,140
252,874	Delta Air Lines, Inc.	13,860,024
227,092	Genesee & Wyoming, Inc. Class A*	16,075,843
556,115	JetBlue Airways Corp.*	11,300,257
364,068	Knight-Swift Transportation Holdings, Inc.	16,750,769
178,200	Southwest Airlines Co.	10,207,296
280,901	Union Pacific Corp.	37,761,521
271,434	United Parcel Service, Inc. Class B	28,408,282

		204,054,330

	Utilities - 2.4%
147,701	Dominion Energy, Inc.	9,959,478
249,320	Edison International	15,871,711
516,856	Exelon Corp.	20,162,553
1,315,209	Iberdrola S.A.	9,671,243
564,466	NRG Energy, Inc.	17,233,147
375,938	OGE Energy Corp.	12,319,488
108,807	Sempra Energy	12,101,515
410,514	Southern Co.	18,333,555

		115,652,690

	Total Common Stocks (cost $4,319,657,306)	$4,702,396,001

Exchange-Traded Funds - 1.2%
	Other Investment Pools & Funds - 1.2%
220,210	SPDR S&P 500 ETF Trust	$57,948,262

	Total Exchange-Traded Funds (cost $61,411,614)	$57,948,262

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

Preferred Stocks - 0.9%
	Consumer Services - 0.0%
16,619	Airbnb, Inc. Series E *(1)(2)(3)(4)		$1,744,995

	Diversified Financials - 0.0%
85,350	Social Finance, Inc. Series F *(1)(2)(3)(4)		1,428,759

	Software & Services - 0.9%
29,504	Magic Leap, Inc. Series C 12/2015(1)(2)(3)(4)		796,608
50,200	Nanigans, Inc. Series D 03/2015(1)(2)(3)(4)		282,124
793,410	Pinterest, Inc. Series G *(1)(2)(3)(4)		5,514,199
20,891	Sharecare , Series B2 *(1)(2)(3)(4)		6,222,175
782,192	Uber Technologies, Inc. Series D *(1)(2)(3)(4)		27,454,939
293,655	Zuora, Inc. Series F *(1)(2)(3)(4)		1,914,631

			42,184,676

	Total Preferred Stocks (cost $28,287,182)		$45,358,430

Convertible Preferred Stocks - 0.0%
	Retailing - 0.0%
40,566	Honest Co. Series C *(1)(2)(3)(4)		$1,238,075

	Total Convertible Preferred Stocks (cost $1,097,607)		$1,238,075

Escrows - 0.0%
	Consumer Durables & Apparel - 0.0%
127,917	One Kings Lane, Inc., Escrow*(1)(2)(3)(4)		$23,025

	Total Escrows (cost $—)		$23,025

	Total Long-Term Investments (cost $4,410,453,709)		$4,806,963,793

Short-Term Investments - 1.5%
	Other Investment Pools & Funds - 0.9%
43,589,284	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.54%(7)		43,589,284

	Securities Lending Collateral - 0.6%
1,326,613	Citibank NA DDCA, 1.50%, 4/2/2018(7)		1,326,613
25,205,641	Invesco Government & Agency Portfolio, 1.54%(7)		25,205,641

			26,532,254

	Total Short-Term Investments (cost $70,121,538)		$70,121,538

	Total Investments (cost $4,480,575,247)	100.6%	$4,877,085,331
	Other Assets and Liabilities	(0.6)%	(28,021,327)

	Total Net Assets	100.0%	$4,849,064,004

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Investment valued using significant unobservable inputs.

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

(2)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2018, the aggregate value of these securities was $81,380,703, which represented 1.7% of total net assets.
(3)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At March 31, 2018, the aggregate fair value of these securities was $61,115,151, which represented 1.3% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(4)	This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At March 31, 2018, the aggregate value of these securities was $61,115,151, which represented 1.3% of total net assets.
(5)	Represents entire or partial securities on loan. See Note 2 for securities lending information.
(6)	The following illiquid securities are considered restricted due to a contractual lock-up period associated with the securities.

Period Acquired	Security Name	Shares/Par Value	Base Total Cost	Base Market Value
11/2014	Dropbox, Inc. Class B	58,183	$ 789,978	$ 1,642,448
(7)	Current yield as of period end.

Foreign Currency Contracts Outstanding at March 31, 2018
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
13,518,357	USD	10,899,000	EUR	DEUT	06/20/18	$ 26,253	$ —
9,795,883	USD	1,035,944,000	JPY	ANZ	06/20/18	7,322	—
Total						$ 33,575	$ —

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
DEUT	Deutsche Bank Securities, Inc.

Currency Abbreviations:
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt

Hartford Capital Appreciation HLS Fund
Schedule of Investments March 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$71,264,272	$38,370,594	$32,893,678	$—
Banks	288,440,289	250,397,143	38,043,146	—
Capital Goods	205,561,757	149,419,254	51,409,403	4,733,100
Commercial & Professional Services	154,776,193	154,776,193	—	—
Consumer Durables & Apparel	138,472,200	117,446,409	21,025,791	—
Consumer Services	152,110,830	151,354,615	—	756,215
Diversified Financials	166,325,249	140,219,894	26,105,355	—
Energy	154,963,749	151,209,104	3,754,645	—
Food & Staples Retailing	73,318,100	73,318,100	—	—
Food, Beverage & Tobacco	181,775,790	123,306,913	58,468,877	—
Health Care Equipment & Services	321,486,649	321,486,649	—	—
Household & Personal Products	45,432,513	45,432,513	—	—
Insurance	281,141,877	240,769,955	40,371,922	—
Materials	229,783,273	199,758,524	30,024,749	—
Media	18,512,361	12,998,268	5,514,093	—
Pharmaceuticals, Biotechnology & Life Sciences	327,290,213	324,189,357	3,100,856	—
Real Estate	195,375,466	195,375,466	—	—
Retailing	264,831,374	247,686,270	9,781,246	7,363,858
Semiconductors & Semiconductor Equipment	228,516,463	195,493,747	33,022,716	—
Software & Services	645,650,876	607,164,625	36,843,803	1,642,448
Technology Hardware & Equipment	169,442,344	148,423,406	21,018,938	—
Telecommunication Services	68,217,143	52,833,814	15,383,329	—
Transportation	204,054,330	204,054,330	—	—
Utilities	115,652,690	105,981,447	9,671,243	—
Exchange-Traded Funds	57,948,262	57,948,262	—	—
Preferred Stocks	45,358,430	—	—	45,358,430
Convertible Preferred Stocks	1,238,075	—	—	1,238,075
Escrows	23,025	—	—	23,025
Short-Term Investments	70,121,538	70,121,538	—	—
Foreign Currency Contracts(2)	33,575	—	33,575	—

Total	$4,877,118,906	$4,379,536,390	$436,467,365	$61,115,151

(1)	For the three-month period ended March 31, 2018, investments valued at $15,899,811 were transfers from Level 1 to Level 2, due to the application of a fair valuation model factor; investments valued at $6,018,770 were transferred from Level 2 to Level 1 due to discontinuation of fair valuation factor and there were no transfers in and out of Level 3.

Hartford Capital Appreciation HLS Fund
Schedule of Investments March 31, 2018 (Unaudited)

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the three-month period ended March 31, 2018:

	Common Stocks	Preferred Stocks	Convertible Preferred Stocks	Escrows	Total
Beginning balance	$14,688,630	$ 46,021,366	$ 1,238,075	$ 31,979	$61,980,050

Purchases	-	-	-	-	-

Sales	(441,390)	(1,086,156)	-	-	(1,527,546)

Total realized gain/(loss)	160,769	574,721	-	-	735,490

Net change in unrealized appreciation/depreciation	87,612	(151,501)	-	(8,954)	(72,843)

Transfers into Level 3	-	-	-	-	-

Transfers out of Level 3	-	-	-	-	-
Ending balance	$14,495,621	$45,358,430	$1,238,075	$23,025	$61,115,151

The change in net unrealized appreciation/(depreciation) relating to the Level 3 investments held at March 31, 2018 was $(72,843).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Disciplined Equity HLS Fund
Schedule of Investments March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.8%
	Banks - 9.6%
674,400	Bank of America Corp.	$20,225,256
191,685	Fifth Third Bancorp	6,085,999
183,493	JP Morgan Chase & Co.	20,178,725
115,943	PNC Financial Services Group, Inc.	17,535,219

		64,025,199

	Capital Goods - 6.9%
100,920	AMETEK, Inc.	7,666,892
39,635	Boeing Co.	12,995,524
92,618	Fortune Brands Home & Security, Inc.	5,454,274
26,138	General Dynamics Corp.	5,773,884
52,436	Illinois Tool Works, Inc.	8,214,624
41,019	Snap-on, Inc.	6,051,943

		46,157,141

	Commercial & Professional Services - 2.3%
30,165	Equifax, Inc.	3,553,739
102,351	IHS Markit Ltd.*	4,937,412
104,950	Republic Services, Inc.	6,950,838

		15,441,989

	Consumer Durables & Apparel - 3.1%
172,511	NIKE, Inc. Class B	11,461,631
121,542	VF Corp.	9,008,693

		20,470,324

	Consumer Services - 2.1%
175,214	Aramark	6,931,466
46,373	McDonald’s Corp.	7,251,810

		14,183,276

	Diversified Financials - 2.3%
90,915	Capital One Financial Corp.	8,711,475
207,612	Synchrony Financial	6,961,231

		15,672,706

	Energy - 2.4%
92,216	Continental Resources, Inc.*	5,436,133
99,480	EOG Resources, Inc.	10,472,260

		15,908,393

	Food & Staples Retailing - 2.9%
50,960	Costco Wholesale Corp.	9,602,393
108,302	Walmart, Inc.	9,635,629

		19,238,022

	Food, Beverage & Tobacco - 2.2%
34,390	Constellation Brands, Inc. Class A	7,838,169
123,734	Monster Beverage Corp.*	7,078,822

		14,916,991

	Health Care Equipment & Services - 9.9%
136,874	Abbott Laboratories	8,201,490
48,241	Aetna, Inc.	8,152,729
137,237	Baxter International, Inc.	8,925,894
57,334	Danaher Corp.	5,613,572
105,477	Hologic, Inc.*	3,940,621
44,142	Laboratory Corp. of America Holdings*	7,139,969
120,119	Medtronic plc	9,635,946
69,190	UnitedHealth Group, Inc.	14,806,660

		66,416,881

	Household & Personal Products - 2.9%
150,824	Colgate-Palmolive Co.	10,811,064

Hartford Disciplined Equity HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

57,789	Estee Lauder Cos., Inc. Class A	$8,652,169

		19,463,233

	Insurance - 3.9%
99,776	Allstate Corp.	9,458,765
86,562	Athene Holding Ltd. Class A*	4,138,529
92,774	Chubb Ltd.	12,688,700

		26,285,994

	Materials - 2.3%
103,945	DowDuPont, Inc.	6,622,336
62,934	Ecolab, Inc.	8,626,363

		15,248,699

	Media - 1.6%
321,434	Comcast Corp. Class A	10,983,400

	Pharmaceuticals, Biotechnology & Life Sciences - 6.0%
38,476	Allergan plc	6,475,126
123,768	Bristol-Myers Squibb Co.	7,828,326
114,921	Eli Lilly & Co.	8,891,438
152,203	Merck & Co., Inc.	8,290,497
43,969	Thermo Fisher Scientific, Inc.	9,077,840

		40,563,227

	Retailing - 5.1%
4,771	Booking Holdings, Inc.*	9,925,540
96,503	Dollar Tree, Inc.*	9,158,135
19,752	O’Reilly Automotive, Inc.*	4,886,250
126,430	TJX Cos., Inc.	10,311,631

		34,281,556

	Semiconductors & Semiconductor Equipment - 2.5%
30,250	Lam Research Corp.	6,145,590
196,552	ON Semiconductor Corp.*	4,807,662
131,246	Teradyne, Inc.	5,999,255

		16,952,507

	Software & Services - 17.4%
17,591	Alphabet, Inc. Class A*	18,244,330
4,244	Alphabet, Inc. Class C*	4,378,917
152,739	eBay, Inc.*	6,146,217
90,397	Facebook, Inc. Class A*	14,444,537
165,762	GoDaddy, Inc. Class A*	10,181,102
77,180	Leidos Holdings, Inc.	5,047,572
108,639	Mastercard, Inc. Class A	19,029,207
171,726	Microsoft Corp.	15,673,432
57,559	salesforce.com, Inc.*	6,694,112
89,858	SS&C Technologies Holdings, Inc.	4,819,983
74,520	Total System Services, Inc.	6,428,095
41,453	Workday, Inc. Class A*	5,269,091

		116,356,595

	Technology Hardware & Equipment - 5.6%
95,784	Apple, Inc.	16,070,640
60,436	CDW Corp.	4,249,255
66,147	Motorola Solutions, Inc.	6,965,279
162,270	NetApp, Inc.	10,010,436

		37,295,610

	Telecommunication Services - 1.6%
230,247	Verizon Communications, Inc.	11,010,411

	Transportation - 2.2%
37,344	FedEx Corp.	8,966,668
41,390	Norfolk Southern Corp.	5,619,934

		14,586,602

	Utilities - 5.0%
155,056	American Electric Power Co., Inc.	10,635,291
88,966	NextEra Energy, Inc.	14,530,817

Hartford Disciplined Equity HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

101,485	Pinnacle West Capital Corp.		$8,098,503

			33,264,611

	Total Common Stocks (cost $500,285,310)		$668,723,367

	Total Long-Term Investments (cost $500,285,310)		$668,723,367

Short-Term Investments - 0.2%
	Other Investment Pools & Funds - 0.2%
1,088,405	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.54%(1)		$1,088,405

	Total Short-Term Investments (cost $1,088,405)		$1,088,405

	Total Investments (cost $501,373,715)	100.0%	$669,811,772
	Other Assets and Liabilities	0.0%	(40,476)

	Total Net Assets	100.0%	$669,771,296

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford Disciplined Equity HLS Fund
Schedule of Investments March 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Banks	$64,025,199	$64,025,199	$—	$—
Capital Goods	46,157,141	46,157,141	—	—
Commercial & Professional Services	15,441,989	15,441,989	—	—
Consumer Durables & Apparel	20,470,324	20,470,324	—	—
Consumer Services	14,183,276	14,183,276	—	—
Diversified Financials	15,672,706	15,672,706	—	—
Energy	15,908,393	15,908,393	—	—
Food & Staples Retailing	19,238,022	19,238,022	—	—
Food, Beverage & Tobacco	14,916,991	14,916,991	—	—
Health Care Equipment & Services	66,416,881	66,416,881	—	—
Household & Personal Products	19,463,233	19,463,233	—	—
Insurance	26,285,994	26,285,994	—	—
Materials	15,248,699	15,248,699	—	—
Media	10,983,400	10,983,400	—	—
Pharmaceuticals, Biotechnology & Life Sciences	40,563,227	40,563,227	—	—
Retailing	34,281,556	34,281,556	—	—
Semiconductors & Semiconductor Equipment	16,952,507	16,952,507	—	—
Software & Services	116,356,595	116,356,595	—	—
Technology Hardware & Equipment	37,295,610	37,295,610	—	—
Telecommunication Services	11,010,411	11,010,411	—	—
Transportation	14,586,602	14,586,602	—	—
Utilities	33,264,611	33,264,611	—	—
Short-Term Investments	1,088,405	1,088,405	—	—

Total	$669,811,772	$669,811,772	$—	$—

(1)	For the three-month period ended March 31, 2018, there were no transfers between any levels.

Hartford Dividend and Growth HLS Fund
Schedule of Investments March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 97.6%
	Automobiles & Components - 0.7%
2,053,901	Ford Motor Co.	$22,757,223

	Banks - 11.8%
4,166,813	Bank of America Corp.	124,962,722
437,662	Bank of Nova Scotia	27,003,745
639,093	Citigroup, Inc.	43,138,777
1,124,271	JP Morgan Chase & Co.	123,636,082
567,028	PNC Financial Services Group, Inc.	85,757,315

		404,498,641

	Capital Goods - 4.3%
771,045	ABB Ltd. ADR	18,304,608
208,093	Caterpillar, Inc.	30,668,746
389,203	Eaton Corp. plc	31,101,212
112,053	Honeywell International, Inc.	16,192,779
877,898	Johnson Controls International plc	30,937,125
16,974	Lockheed Martin Corp.	5,736,024
109,447	United Technologies Corp.	13,770,622

		146,711,116

	Consumer Services - 0.8%
357,417	Hilton Worldwide Holdings, Inc.	28,150,163

	Diversified Financials - 3.3%
65,704	BlackRock, Inc.	35,593,171
503,669	Intercontinental Exchange, Inc.	36,526,076
378,407	Northern Trust Corp.	39,025,114

		111,144,361

	Energy - 9.1%
353,073	BP plc ADR	14,313,579
735,822	Chevron Corp.	83,913,141
658,711	ConocoPhillips	39,054,975
69,349	Exxon Mobil Corp.	5,174,129
366,500	Halliburton Co.	17,203,510
915,320	Hess Corp.	46,333,498
906,786	Kinder Morgan, Inc.	13,656,197
1,276,412	Suncor Energy, Inc.	44,087,271
817,981	Total S.A. ADR(1)	47,189,324

		310,925,624

	Food & Staples Retailing - 2.6%
152,990	Costco Wholesale Corp.	28,827,906
502,977	CVS Health Corp.	31,290,199
233,110	Sysco Corp.	13,977,276
212,822	Walgreens Boots Alliance, Inc.	13,933,456

		88,028,837

	Food, Beverage & Tobacco - 2.5%
452,910	PepsiCo, Inc.	49,435,126
371,067	Philip Morris International, Inc.	36,884,060

		86,319,186

	Health Care Equipment & Services - 4.6%
398,067	Abbott Laboratories	23,852,175
477,356	Cardinal Health, Inc.	29,920,674
585,946	Medtronic plc	47,004,588
177,837	UnitedHealth Group, Inc.	38,057,118
146,416	Universal Health Services, Inc. Class B	17,337,118

		156,171,673

	Household & Personal Products - 0.8%
476,246	Unilever N.V.	26,855,512

	Insurance - 7.9%
618,704	American International Group, Inc.	33,669,872
48,561	Brighthouse Financial, Inc.*	2,496,035

Hartford Dividend and Growth HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

512,720	Chubb Ltd.	$70,124,715
369,551	Marsh & McLennan Cos., Inc.	30,521,217
578,891	MetLife, Inc.	26,565,308
563,721	Principal Financial Group, Inc.	34,336,246
691,466	Prudential Financial, Inc.	71,601,304

		269,314,697

	Materials - 4.2%
551,826	Ball Corp.	21,913,010
765,044	BHP Billiton plc ADR	30,395,198
311,138	Celanese Corp. Series A	31,179,139
639,449	International Paper Co.	34,165,760
222,448	PPG Industries, Inc.	24,825,197

		142,478,304

	Media - 2.8%
468,743	CBS Corp. Class B	24,088,703
2,110,902	Comcast Corp. Class A	72,129,521

		96,218,224

	Pharmaceuticals, Biotechnology & Life Sciences - 7.8%
1,584,533	AstraZeneca plc ADR	55,411,119
1,196,674	Bristol-Myers Squibb Co.	75,689,630
424,365	Eli Lilly & Co.	32,833,120
890,444	Merck & Co., Inc.	48,502,485
83,000	Novartis AG ADR	6,710,550
1,357,338	Pfizer, Inc.	48,171,926

		267,318,830

	Real Estate - 2.3%
201,036	American Tower Corp. REIT	29,218,572
71,023	Boston Properties, Inc. REIT	8,751,454
602,400	Invitation Homes, Inc. REIT	13,752,792
180,498	Simon Property Group, Inc. REIT	27,859,867

		79,582,685

	Retailing - 1.9%
176,855	Expedia Group, Inc.	19,526,561
251,675	Lowe’s Cos., Inc.	22,084,481
266,796	TJX Cos., Inc.	21,759,882

		63,370,924

	Semiconductors & Semiconductor Equipment - 4.8%
1,763,268	Intel Corp.	91,830,998
202,041	KLA-Tencor Corp.	22,024,489
419,857	QUALCOMM, Inc.	23,264,276
269,972	Texas Instruments, Inc.	28,047,391

		165,167,154

	Software & Services - 9.1%
182,663	Accenture plc Class A	28,038,771
83,913	Alphabet, Inc. Class A*	87,029,529
661,489	eBay, Inc.*	26,618,317
235,636	International Business Machines Corp.	36,153,631
1,452,729	Microsoft Corp.	132,590,576

		310,430,824

	Technology Hardware & Equipment - 4.8%
292,059	Apple, Inc.	49,001,659
1,102,812	Cisco Systems, Inc.	47,299,607
1,341,080	HP, Inc.	29,396,474
375,591	Motorola Solutions, Inc.	39,549,732

		165,247,472

	Telecommunication Services - 3.2%
953,100	AT&T, Inc.	33,978,015
1,546,085	Verizon Communications, Inc.	73,933,785

		107,911,800

Hartford Dividend and Growth HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

	Transportation - 3.6%
87,492	Canadian Pacific Railway Ltd.		$15,442,338
379,801	Delta Air Lines, Inc.		20,816,893
244,013	Union Pacific Corp.		32,802,667
512,242	United Parcel Service, Inc. Class B		53,611,248

			122,673,146

	Utilities - 4.7%
623,080	Dominion Energy, Inc.		42,014,284
544,162	Edison International		34,641,353
777,465	Exelon Corp.		30,328,910
320,804	NextEra Energy, Inc.		52,396,917

			159,381,464

	Total Common Stocks (cost $2,399,359,975)		$3,330,657,860

	Total Long-Term Investments (cost $2,399,359,975)		$3,330,657,860

Short-Term Investments - 2.6%
	Other Investment Pools & Funds - 2.4%
82,666,695	Fidelity Institutional Government Fund, Institutional Class, 1.50%(2)		$82,666,695

	Securities Lending Collateral - 0.2%
387,358	Citibank NA DDCA, 1.50%, 4/2/2018(2)		387,358
7,359,790	Invesco Government & Agency Portfolio, 1.54%(2)		7,359,790

			7,747,148

	Total Short-Term Investments (cost $90,413,843)		$90,413,843

	Total Investments (cost $2,489,773,818)	100.2%	$3,421,071,703
	Other Assets and Liabilities	(0.2)%	(8,362,868)

	Total Net Assets	100.0%	$3,412,708,835

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 for securities lending information.
(2)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposits in Custody Account
REIT	Real Estate Investment Trust

Hartford Dividend and Growth HLS Fund
Schedule of Investments March 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$22,757,223	$22,757,223	$—	$—
Banks	404,498,641	404,498,641	—	—
Capital Goods	146,711,116	146,711,116	—	—
Consumer Services	28,150,163	28,150,163	—	—
Diversified Financials	111,144,361	111,144,361	—	—
Energy	310,925,624	310,925,624	—	—
Food & Staples Retailing	88,028,837	88,028,837	—	—
Food, Beverage & Tobacco	86,319,186	86,319,186	—	—
Health Care Equipment & Services	156,171,673	156,171,673	—	—
Household & Personal Products	26,855,512	26,855,512	—	—
Insurance	269,314,697	269,314,697	—	—
Materials	142,478,304	142,478,304	—	—
Media	96,218,224	96,218,224	—	—
Pharmaceuticals, Biotechnology & Life Sciences	267,318,830	267,318,830	—	—
Real Estate	79,582,685	79,582,685	—	—
Retailing	63,370,924	63,370,924	—	—
Semiconductors & Semiconductor Equipment	165,167,154	165,167,154	—	—
Software & Services	310,430,824	310,430,824	—	—
Technology Hardware & Equipment	165,247,472	165,247,472	—	—
Telecommunication Services	107,911,800	107,911,800	—	—
Transportation	122,673,146	122,673,146	—	—
Utilities	159,381,464	159,381,464	—	—
Short-Term Investments	90,413,843	90,413,843	—	—

Total	$3,421,071,703	$3,421,071,703	$—	$—

(1)	For the three-month period ended March 31, 2018, there were no transfers between any levels.

Hartford Global Growth HLS Fund
Schedule of Investments March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.0%
	Automobiles & Components - 0.5%
50,705	Magna International, Inc.	$2,856,104

	Banks - 5.0%
412,621	Banco Santander S.A.	2,700,760
297,770	Bank of America Corp.	8,930,122
43,869	BNP Paribas S.A.	3,253,355
34,899	HDFC Bank Ltd. ADR	3,446,974
24,580	JP Morgan Chase & Co.	2,703,063
18,925	PNC Financial Services Group, Inc.	2,862,217
149,211	UniCredit S.p.A.*	3,118,677

		27,015,168

	Capital Goods - 9.8%
137,111	ABB Ltd.	3,260,251
40,138	Airbus SE	4,646,282
126,577	Assa Abloy AB Class B	2,743,612
77,266	Atlas Copco AB Class A	3,355,799
13,200	FANUC Corp.	3,397,061
60,347	Fastenal Co.	3,294,343
46,438	Fortune Brands Home & Security, Inc.	2,734,734
29,092	General Dynamics Corp.	6,426,423
109,700	Komatsu Ltd.	3,674,834
24,229	Lockheed Martin Corp.	8,187,706
24,100	Nidec Corp.	3,709,198
34,588	Safran S.A.	3,670,812
7,572	SMC Corp.	3,080,282

		52,181,337

	Commercial & Professional Services - 1.8%
97,069	Edenred	3,376,307
64,502	IHS Markit Ltd.*	3,111,576
57,463	TransUnion*	3,262,749

		9,750,632

	Consumer Durables & Apparel - 2.0%
56,494	NIKE, Inc. Class B	3,753,461
1,067	NVR, Inc.*	2,987,600
81,400	Sony Corp.	4,004,906

		10,745,967

	Consumer Services - 3.1%
191,538	Melco Resorts & Entertainment Ltd. ADR	5,550,771
54,054	New Oriental Education & Technology Group, Inc. ADR	4,737,833
582,462	Sands China Ltd.	3,165,293
26,278	Wyndham Worldwide Corp.	3,006,992

		16,460,889

	Diversified Financials - 7.2%
42,248	American Express Co.	3,940,894
50,179	Intercontinental Exchange, Inc.	3,638,981
96,756	Julius Baer Group Ltd.*	5,954,505
21,145	MSCI, Inc.	3,160,543
29,448	Northern Trust Corp.	3,036,972
4,459	Partners Group Holding AG	3,318,051
17,260	S&P Global, Inc.	3,297,696
147,673	TD Ameritrade Holding Corp.	8,746,672
181,195	UBS Group AG*	3,192,460

		38,286,774

	Energy - 1.7%
308,716	Encana Corp.	3,395,433
160,923	Galp Energia SGPS S.A.	3,034,798
112,820	Newfield Exploration Co.*	2,755,064

		9,185,295

Hartford Global Growth HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

	Food, Beverage & Tobacco - 3.0%
387,500	Ambev S.A.	$2,825,160
16,752	Constellation Brands, Inc. Class A	3,818,116
394,475	Davide Campari-Milano S.p.A.	2,986,497
94,486	Diageo plc	3,195,488
55,528	Monster Beverage Corp.*	3,176,757

		16,002,018

	Health Care Equipment & Services - 5.0%
65,404	Abbott Laboratories	3,919,008
47,336	Baxter International, Inc.	3,078,733
100,559	Boston Scientific Corp.*	2,747,272
38,202	DexCom, Inc.*	2,833,060
30,876	Edwards Lifesciences Corp.*	4,307,820
23,746	Stryker Corp.	3,821,206
29,327	UnitedHealth Group, Inc.	6,275,978

		26,983,077

	Household & Personal Products - 0.5%
19,031	Estee Lauder Cos., Inc. Class A	2,849,321

	Insurance - 2.7%
629,000	AIA Group Ltd.	5,377,117
568,300	Ping An Insurance Group Co. of China Ltd. Class H	5,859,553
19,467	Willis Towers Watson plc	2,962,683

		14,199,353

	Materials - 1.7%
186,764	BHP Billiton plc	3,691,057
205,873	First Quantum Minerals Ltd.	2,890,707
26,100	Shin-Etsu Chemical Co., Ltd.	2,722,469

		9,304,233

	Pharmaceuticals, Biotechnology & Life Sciences - 4.4%
48,972	AstraZeneca plc	3,366,397
65,112	Bristol-Myers Squibb Co.	4,118,334
44,900	Eisai Co., Ltd.	2,890,956
33,775	ICON plc*	3,990,178
29,571	Incyte Corp.*	2,464,151
19,797	Thermo Fisher Scientific, Inc.	4,087,289
14,928	Vertex Pharmaceuticals, Inc.*	2,432,965

		23,350,270

	Real Estate - 1.4%
50,708	American Tower Corp. REIT	7,369,901

	Retailing - 10.0%
12,580	Amazon.com, Inc.*	18,207,537
483,840	B&M European Value Retail S.A.	2,655,937
1,841	Booking Holdings, Inc.*	3,829,998
33,653	Home Depot, Inc.	5,998,311
78,019	Industria de Diseno Textil S.A.	2,452,810
12,752	Netflix, Inc.*	3,766,303
49,775	Ross Stores, Inc.	3,881,455
80,515	TJX Cos., Inc.	6,566,803
30,770	Wayfair, Inc. Class A*	2,077,898
73,299	Zalando SE*(1)	3,999,828

		53,436,880

	Semiconductors & Semiconductor Equipment - 5.8%
214,214	Advanced Micro Devices, Inc.*(2)	2,152,851
37,553	Analog Devices, Inc.	3,422,205
65,621	Applied Materials, Inc.	3,649,184
19,643	ASML Holding N.V.	3,895,078
14,002	Broadcom Ltd.	3,299,571
142,147	Infineon Technologies AG	3,822,791
26,377	KLA-Tencor Corp.	2,875,357
18,135	NVIDIA Corp.	4,199,884

Hartford Global Growth HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

417,000	Taiwan Semiconductor Manufacturing Co., Ltd.	$3,532,073

		30,848,994

	Software & Services - 28.1%
28,747	Accenture plc Class A	4,412,665
53,288	Adobe Systems, Inc.*	11,514,471
36,613	Alibaba Group Holding Ltd. ADR*	6,719,950
20,017	Alphabet, Inc. Class C*	20,653,340
30,576	Autodesk, Inc.*	3,839,734
1,125	Dropbox, Inc. Class B*(1)(3)(4)(5)(6)	31,748
83,445	eBay, Inc.*	3,357,827
89,639	Facebook, Inc. Class A*	14,323,416
29,022	Global Payments, Inc.	3,236,533
24,224	Intuit, Inc.	4,199,230
254,941	Just Eat plc*	2,496,480
54,720	Mastercard, Inc. Class A	9,584,755
143,843	Microsoft Corp.	13,128,551
11,000	Nintendo Co., Ltd.	4,887,004
123,949	PayPal Holdings, Inc.*	9,404,011
74,837	salesforce.com, Inc.*	8,703,543
55,160	ServiceNow, Inc.*	9,126,222
144,340	Tencent Holdings Ltd.	7,748,105
40,090	Total System Services, Inc.	3,458,163
50,640	Visa, Inc. Class A	6,057,557
84,411	Yandex N.V. Class A*	3,330,014

		150,213,319

	Technology Hardware & Equipment - 3.2%
39,315	CDW Corp.	2,764,238
194,438	Flex Ltd.*	3,175,172
6,500	Keyence Corp.	4,060,276
1,872	Samsung Electronics Co., Ltd.	4,373,883
147,783	Sunny Optical Technology Group Co., Ltd.	2,773,045

		17,146,614

	Telecommunication Services - 0.6%
49,515	T-Mobile US, Inc.	3,022,396

	Transportation - 0.5%
37,958	Canadian National Railway Co.	2,774,188

	Total Common Stocks (cost $382,063,029)	$523,982,730

Preferred Stocks - 1.3%
	Automobiles & Components - 0.6%
16,691	Volkswagen AG *(1)	$3,326,747

	Banks - 0.7%
236,700	Itau Unibanco Holding S.A. *	3,678,710

	Total Preferred Stocks (cost $6,513,797)	$7,005,457

Warrants - 0.0%
	Diversified Financials - 0.0%
1,035	Emergent Capital, Inc. Expires 4/11/19*(4)(6)	$—

	Total Warrants (cost $—)	$—

	Total Long-Term Investments (cost $388,576,826)	$530,988,187

Short-Term Investments - 1.0%
	Other Investment Pools & Funds - 0.6%
3,099,232	Fidelity Institutional Government Fund, Institutional Class, 1.50%(7)	$3,099,232

	Securities Lending Collateral - 0.4%
105,845	Citibank NA DDCA, 1.50%, 4/2/2018(7)	105,845

Hartford Global Growth HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

2,011,055	Invesco Government & Agency Portfolio, 1.54%(7)		$2,011,055

			2,116,900

	Total Short-Term Investments (cost $5,216,132)		$5,216,132

	Total Investments (cost $393,792,958)	100.3%	$536,204,319
	Other Assets and Liabilities	(0.3)%	(1,643,532)

	Total Net Assets	100.0%	$534,560,787

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2018, the aggregate value of these securities was $7,358,323, which represented 1.4% of total net assets.
(2)	Represents entire or partial securities on loan. See Note 2 for securities lending information.
(3)	Investment valued using significant unobservable inputs.
(4)	This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At March 31, 2018, the aggregate value of these securities was $31,748, which represented 0.0% of total net assets.
(5)	The following illiquid securities are considered restricted due to a contractual lock-up period associated with the securities.

Period Acquired	Security Name	Shares/Par Value	Base Total Cost	Base Market Value
11/2014	Dropbox, Inc. Class B	1,125	$ 15,270	$ 31,748

(6)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At March 31, 2018, the aggregate fair value of these securities was $31,748, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(7)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposits in Custody Account
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

Hartford Global Growth HLS Fund
Schedule of Investments March 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$2,856,104	$2,856,104	$—	$—
Banks	27,015,168	17,942,376	9,072,792	—
Capital Goods	52,181,337	20,643,206	31,538,131	—
Commercial & Professional Services	9,750,632	6,374,325	3,376,307	—
Consumer Durables & Apparel	10,745,967	6,741,061	4,004,906	—
Consumer Services	16,460,889	13,295,596	3,165,293	—
Diversified Financials	38,286,774	25,821,758	12,465,016	—
Energy	9,185,295	6,150,497	3,034,798	—
Food, Beverage & Tobacco	16,002,018	9,820,033	6,181,985	—
Health Care Equipment & Services	26,983,077	26,983,077	—	—
Household & Personal Products	2,849,321	2,849,321	—	—
Insurance	14,199,353	2,962,683	11,236,670	—
Materials	9,304,233	2,890,707	6,413,526	—
Pharmaceuticals, Biotechnology & Life Sciences	23,350,270	17,092,917	6,257,353	—
Real Estate	7,369,901	7,369,901	—	—
Retailing	53,436,880	44,328,305	9,108,575	—
Semiconductors & Semiconductor Equipment	30,848,994	19,599,052	11,249,942	—
Software & Services	150,213,319	135,049,982	15,131,589	31,748
Technology Hardware & Equipment	17,146,614	5,939,410	11,207,204	—
Telecommunication Services	3,022,396	3,022,396	—	—
Transportation	2,774,188	2,774,188	—	—
Preferred Stocks	7,005,457	3,678,710	3,326,747	—
Warrants	—	—	—	—
Short-Term Investments	5,216,132	5,216,132	—	—

Total	$536,204,319	$389,401,737	$146,770,834	$31,748

(1)	For the three-month period ended March 31, 2018; there were no transfers between any levels.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2018 is not presented.

Hartford Healthcare HLS Fund
Schedule of Investments March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 97.9%
	Biotechnology - 26.9%
183,372	Aduro Biotech, Inc.*	$1,705,360
30,109	Aimmune Therapeutics, Inc.*	958,369
72,100	Alder Biopharmaceuticals, Inc.*	915,670
117,616	Alkermes plc*	6,817,023
28,118	Alnylam Pharmaceuticals, Inc.*	3,348,854
45,558	Arena Pharmaceuticals, Inc.*	1,799,541
55,556	Audentes Therapeutics, Inc.*	1,669,458
10,220	Biogen, Inc.*	2,798,440
10,100	Biohaven Pharmaceutical Holding Co., Ltd.*	260,176
24,541	Bluebird Bio, Inc.*	4,190,376
59,887	Calithera Biosciences, Inc.*	377,288
37,644	Celgene Corp.*	3,358,221
94,240	Clementia Pharmaceuticals, Inc.*(1)	1,427,736
220,494	Coherus Biosciences, Inc.*	2,436,459
110,781	Cytokinetics, Inc.*	797,623
63,514	G1 Therapeutics, Inc.*	2,353,194
18,951	Galapagos N.V.*	1,891,493
16,919	Genmab A/S*	3,645,113
59,757	Global Blood Therapeutics, Inc.*	2,886,263
122,860	GlycoMimetics, Inc.*	1,994,018
29,735	Incyte Corp.*	2,477,818
19,842	Innate Pharma S.A.*(1)	140,126
138,403	Ironwood Pharmaceuticals, Inc.*	2,135,558
79,878	Karyopharm Therapeutics, Inc.*	1,071,963
52,599	Loxo Oncology, Inc.*	6,068,347
79,162	Momenta Pharmaceuticals, Inc.*	1,436,790
77,300	Nightstar Therapeutics plc ADR*(1)	1,110,801
113,258	Portola Pharmaceuticals, Inc.*	3,699,006
38,854	Radius Health, Inc.*	1,396,413
8,831	Regeneron Pharmaceuticals, Inc.*	3,041,043
369,467	Rigel Pharmaceuticals, Inc.*	1,307,913
112,848	Seattle Genetics, Inc.*	5,906,464
137,858	Syndax Pharmaceuticals, Inc.*	1,961,719
23,676	TESARO, Inc.*	1,352,847
155,304	Trevena, Inc.*	254,699
24,208	Ultragenyx Pharmaceutical, Inc.*	1,234,366
32,661	UroGen Pharma Ltd.*	1,622,925
32,911	Vertex Pharmaceuticals, Inc.*	5,363,835
23,844	Zealand Pharma A/S ADR*	358,137

		87,571,445

	Drug Retail - 1.2%
48,307	Walgreens Boots Alliance, Inc.	3,162,659
6,122	Zur Rose Group AG*	696,730

		3,859,389

	Health Care Distributors - 2.7%
55,673	Cardinal Health, Inc.	3,489,584
38,060	McKesson Corp.	5,361,512

		8,851,096

	Health Care Equipment - 21.6%
117,206	Abbott Laboratories	7,022,984
66,149	AtriCure, Inc.*	1,357,377
25,370	Baxter International, Inc.	1,650,065
25,484	Becton Dickinson and Co.	5,522,383
337,047	Boston Scientific Corp.*	9,208,124
18,342	Danaher Corp.	1,795,865
28,206	Edwards Lifesciences Corp.*	3,935,301
130,066	Globus Medical, Inc. Class A Class A*	6,479,888
38,637	Hologic, Inc.*	1,443,478
139,602	K2M Group Holdings, Inc.*	2,645,458
42,140	Koninklijke Philips N.V.	1,613,624
175,942	Medtronic plc	14,114,067

Hartford Healthcare HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

3,500	Penumbra, Inc.*	$404,775
11,600	Siemens Healthineers AG*(2)	476,725
54,813	Stryker Corp.	8,820,508
12,875	Teleflex, Inc.	3,282,868
6,441	Zimmer Biomet Holdings, Inc.	702,327

		70,475,817

	Health Care Facilities - 3.0%
45,607	Acadia Healthcare Co., Inc.*	1,786,882
876,500	China Resources Phoenix Healthcare Holdings Co., Ltd.	1,064,998
158,284	Georgia Healthcare Group plc*(2)	685,893
39,490	HCA Healthcare, Inc.	3,830,530
22,294	LifePoint Health, Inc.*	1,047,818
9,988	Universal Health Services, Inc. Class B	1,182,679

		9,598,800

	Health Care Services - 0.6%
51,984	Envision Healthcare Corp.*	1,997,745

	Health Care Supplies - 1.0%
22,438	DENTSPLY SIRONA, Inc.	1,128,856
96,402	Endologix, Inc.*	407,780
97,400	OraSure Technologies, Inc.*	1,645,086

		3,181,722

	Health Care Technology - 2.4%
22,660	athenahealth, Inc.*	3,241,060
23,558	Cerner Corp.*	1,366,364
90,276	HMS Holdings Corp.*	1,520,248
42,402	Teladoc, Inc.*(1)	1,708,800

		7,836,472

	Life Sciences Tools & Services - 3.6%
12,858	ICON plc*	1,519,044
53,723	Syneos Health, Inc.*	1,907,167
40,063	Thermo Fisher Scientific, Inc.	8,271,407
17,000	Wuxi Biologics Cayman, Inc.*(2)	165,445

		11,863,063

	Managed Health Care - 11.1%
8,132	Aetna, Inc.	1,374,308
25,544	Anthem, Inc.	5,612,017
27,723	Cigna Corp.	4,650,256
6,187	Humana, Inc.	1,663,251
11,589	Molina Healthcare, Inc.*	940,795
116,700	Qualicorp S.A.	787,556
86,880	UnitedHealth Group, Inc.	18,592,320
13,583	WellCare Health Plans, Inc.*	2,630,076

		36,250,579

	Pharmaceuticals - 23.8%
62,582	Allergan plc	10,531,925
217,936	AstraZeneca plc ADR	7,621,222
213,701	Bristol-Myers Squibb Co.	13,516,588
27,370	Chugai Pharmaceutical Co., Ltd.	1,389,529
93,300	Clearside Biomedical, Inc.*	1,001,109
50,483	Dermira, Inc.*	403,359
57,190	Eisai Co., Ltd.	3,682,267
100,085	Eli Lilly & Co.	7,743,576
61,900	Evolus, Inc.*	558,957
15,270	Hikma Pharmaceuticals plc	259,695
44,055	Impax Laboratories, Inc.*	856,870
38,907	Intersect ENT, Inc.*	1,529,045
11,445	Johnson & Johnson	1,466,677
20,715	Kala Pharmaceuticals, Inc.*	327,918
104,897	Medicines Co.*	3,455,307
236,571	MediWound Ltd.*	1,230,169
109,588	Mylan N.V.*	4,511,738
74,313	MyoKardia, Inc.*	3,626,474

Hartford Healthcare HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

343,232	Nabriva Therapeutics plc*		$1,726,457
86,020	Ono Pharmaceutical Co., Ltd.		2,736,879
70,510	Revance Therapeutics, Inc.*		2,171,708
34,470	Shionogi & Co., Ltd.		1,794,974
579,820	Sino Biopharmaceutical Ltd.		1,152,330
16,410	Takeda Pharmaceutical Co., Ltd.		800,172
50,959	Teva Pharmaceutical Industries Ltd. ADR		870,889
33,751	UCB S.A.		2,748,625

			77,714,459

	Total Common Stocks (cost $264,893,537)		$319,200,587

	Total Long-Term Investments (cost $264,893,537)		$319,200,587

Short-Term Investments - 1.6%
	Other Investment Pools & Funds - 0.7%
2,147,396	Fidelity Institutional Government Fund, Institutional Class, 1.50%(3)		$2,147,396

	Securities Lending Collateral - 0.9%
149,193	Citibank NA DDCA, 1.50%, 4/2/2018(3)		149,193
2,834,659	Invesco Government & Agency Portfolio, 1.54%(3)		2,834,659

			2,983,852

	Total Short-Term Investments (cost $5,131,248)		$5,131,248

	Total Investments (cost $270,024,785)	99.5%	$324,331,835
	Other Assets and Liabilities	0.5%	1,768,268

	Total Net Assets	100.0%	$326,100,103

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 for securities lending information.
(2)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2018, the aggregate value of these securities was $1,328,063, which represented 0.4% of total net assets.
(3)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposits in Custody Account

Hartford Healthcare HLS Fund
Schedule of Investments March 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Biotechnology	$87,571,445	$81,894,713	$5,676,732	$—
Drug Retail	3,859,389	3,859,389	—	—
Health Care Distributors	8,851,096	8,851,096	—	—
Health Care Equipment	70,475,817	68,862,193	1,613,624	—
Health Care Facilities	9,598,800	7,847,909	1,750,891	—
Health Care Services	1,997,745	1,997,745	—	—
Health Care Supplies	3,181,722	3,181,722	—	—
Health Care Technology	7,836,472	7,836,472	—	—
Life Sciences Tools & Services	11,863,063	11,697,618	165,445	—
Managed Health Care	36,250,579	36,250,579	—	—
Pharmaceuticals	77,714,459	63,149,988	14,564,471	—
Short-Term Investments	5,131,248	5,131,248	—	—

Total	$324,331,835	$300,560,672	$23,771,163	$—

(1)	For the three-month period ended March 31, 2018, investments valued at $4,137,933 were transferred from Level 1 to Level 2 due to the application of a fair valuation model factor; there were no transfers from Level 2 to Level 1 and there were no transfers in and out of Level 3.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford High Yield HLS Fund
Schedule of Investments March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 0.0%
	Asset-Backed - Finance & Insurance - 0.0%
$ 2,490,000	Soundview NIM Trust 8.25%, 12/25/2036(1)(2)(3)(4)	$—

	Total Asset & Commercial Mortgage Backed Securities (cost $2,478,958)	$—

Corporate Bonds - 88.9%
	Aerospace/Defense - 0.4%
	DAE Funding LLC
370,000	4.50%, 08/01/2022(2)	$351,038
760,000	5.00%, 08/01/2024(2)	719,150

		1,070,188

	Biotechnology - 0.1%
370,000	Sotera Health Topco, Inc. 8.13%, 11/01/2021(2)(5)	371,850

	Chemicals - 0.8%
	Chemours Co.
1,875,000	6.63%, 05/15/2023	1,968,750
305,000	7.00%, 05/15/2025	329,400

		2,298,150

	Coal - 2.6%
1,365,000	Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp. 12.00%, 11/01/2021	1,419,600
2,515,000	Foresight Energy LLC / Foresight Energy Finance Corp. 11.50%, 04/01/2023(2)	2,037,150
2,390,000	Peabody Energy Corp. 6.38%, 03/31/2025(2)	2,479,625
1,535,000	Warrior Met Coal, Inc. 8.00%, 11/01/2024(2)	1,561,862

		7,498,237

	Commercial Banks - 5.2%
	Banco Bilbao Vizcaya Argentaria S.A.
2,000,000	5 year USD Swap + 3.870%, 6.13%, 11/16/2027(6)(7)	1,939,000
EUR 800,000	5 year EUR Swap + 6.155%, 7.00%, 02/19/2019(6)(7)(8)	1,032,396
400,000	5 year EUR Swap + 9.177%, 8.88%, 04/14/2021(6)(7)(8)	582,455
1,400,000	Banco de Sabadell S.A. 5 year EUR Swap + 6.414%, 6.50%, 05/18/2022(6)(7)(8)	1,823,521
	BNP Paribas S.A.
$ 260,000	5 year USD Swap + 2.838%, 5.13%, 11/15/2027(2)(6)(7)	238,225
1,080,000	5 year USD Swap + 6.314%, 7.63%, 03/30/2021(2)(6)(7)	1,159,650
690,000	Credit Agricole S.A. 5 year USD Swap + 4.898%, 7.88%, 01/23/2024(2)(6)(7)	749,685
1,180,000	Credit Suisse Group AG 5 year USD Swap + 3.455%, 6.25%, 12/18/2024(6)(7)(8)	1,210,975
1,580,000	Freedom Mortgage Corp. 8.13%, 11/15/2024(2)	1,619,500
730,000	Intesa Sanpaolo S.p.A. 5 year USD Swap + 5.462%, 7.70%, 09/17/2025(2)(6)(7)	764,675
	Royal Bank of Scotland Group plc
1,300,000	3 mo. USD LIBOR + 2.320%, 4.62%, 09/30/2027(6)(7)	1,309,750
385,000	5 year USD Swap + 7.598%, 8.63%, 08/15/2021(6)(7)	418,206
640,000	Societe Generale S.A. 5 year USD Swap + 6.394%, 8.25%, 11/29/2018(6)(7)(8)	659,200
1,200,000	UniCredit S.p.A. 5 year USD Swap + 5.180%, 8.00%, 06/03/2024(6)(7)(8)	1,249,500

		14,756,738

	Commercial Services - 6.0%
1,208,000	ACE Cash Express, Inc. 12.00%, 12/15/2022(2)	1,346,920
	APX Group, Inc.

Hartford High Yield HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

$ 1,180,000	7.63%, 09/01/2023	$1,228,675
2,050,000	7.88%, 12/01/2022	2,132,000
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
1,875,000	5.25%, 03/15/2025(2)	1,785,937
985,000	5.50%, 04/01/2023	982,538
2,544,000	Brand Industrial Services, Inc. 8.50%, 07/15/2025(2)	2,648,940
2,410,000	GW Honos Security Corp. 8.75%, 05/15/2025(2)	2,524,475
	Herc Rentals, Inc.
760,000	7.50%, 06/01/2022(2)	811,300
1,353,000	7.75%, 06/01/2024(2)	1,464,622
401,000	Hertz Corp. 5.50%, 10/15/2024(2)	338,845
385,000	Service Corp. International 4.63%, 12/15/2027	371,525
	United Rentals North America, Inc.
440,000	4.63%, 10/15/2025	427,900
875,000	5.88%, 09/15/2026	910,000

		16,973,677

	Construction Materials - 1.7%
1,385,000	Cemex Finance LLC 6.00%, 04/01/2024(2)	1,426,550
1,650,000	Ply Gem Industries, Inc. 6.50%, 02/01/2022	1,700,985
1,605,000	Standard Industries, Inc. 5.38%, 11/15/2024(2)	1,625,062

		4,752,597

	Diversified Financial Services - 5.5%
620,000	Fly Leasing Ltd. 5.25%, 10/15/2024	599,850
1,370,000	Goeasy Ltd. 7.88%, 11/01/2022(2)	1,468,914
2,760,000	Nationstar Mortgage LLC / Nationstar Capital Corp. 6.50%, 07/01/2021	2,801,400
	Navient Corp.
417,000	5.50%, 01/25/2023	409,703
365,000	5.63%, 08/01/2033	319,375
1,641,000	5.88%, 10/25/2024	1,608,180
2,070,000	6.13%, 03/25/2024	2,062,237
815,000	6.50%, 06/15/2022	842,506
917,000	7.25%, 09/25/2023	958,265
	Springleaf Finance Corp.
490,000	5.25%, 12/15/2019	499,800
410,000	6.88%, 03/15/2025	411,538
675,000	7.75%, 10/01/2021	730,688
1,730,000	8.25%, 12/15/2020	1,883,537
720,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 6.75%, 06/01/2025(2)	719,100
285,000	Vantiv LLC / Vanity Issuer Corp. 4.38%, 11/15/2025(2)	275,381

		15,590,474

	Electric - 0.8%
2,220,000	AES Corp. 5.13%, 09/01/2027	2,258,850

	Electrical Components & Equipment - 0.3%
910,000	General Cable Corp. 5.75%, 10/01/2022	933,888

	Entertainment - 3.2%
1,150,000	Caesars Resort Collection LLC / CRC Finco, Inc. 5.25%, 10/15/2025(2)	1,102,482
1,350,000	Eldorado Resorts, Inc. 6.00%, 04/01/2025	1,370,250

Hartford High Yield HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

$ 1,655,000	Jacobs Entertainment, Inc. 7.88%, 02/01/2024(2)	$1,754,300
1,880,000	Penn National Gaming, Inc. 5.63%, 01/15/2027(2)	1,812,414
1,225,000	Pinnacle Entertainment, Inc. 5.63%, 05/01/2024	1,280,125
	Scientific Games International, Inc.
195,000	5.00%, 10/15/2025(2)	189,638
1,150,000	6.63%, 05/15/2021	1,177,312
325,000	WMG Acquisition Corp. 5.00%, 08/01/2023(2)	325,406

		9,011,927

	Food - 2.2%
	Post Holdings, Inc.
2,510,000	5.00%, 08/15/2026(2)	2,384,500
1,151,000	5.63%, 01/15/2028(2)	1,099,205
660,000	5.75%, 03/01/2027(2)	656,700
2,045,000	TreeHouse Foods, Inc. 4.88%, 03/15/2022	2,037,331

		6,177,736

	Healthcare-Products - 1.0%
2,895,000	Sotera Health Holdings LLC 6.50%, 05/15/2023(2)	2,916,713

	Healthcare-Services - 3.4%
300,000	Charles River Laboratories International, Inc. 5.50%, 04/01/2026(2)	304,125
	Envision Healthcare Corp.
370,000	5.13%, 07/01/2022(2)	368,150
940,000	5.63%, 07/15/2022	944,230
1,835,000	HCA Healthcare, Inc. 6.25%, 02/15/2021	1,926,750
	HCA, Inc.
1,340,000	5.25%, 06/15/2026	1,357,420
1,085,000	5.38%, 02/01/2025	1,087,712
1,599,000	7.50%, 11/15/2095	1,575,015
2,340,000	West Street Merger Sub, Inc. 6.38%, 09/01/2025(2)	2,228,850

		9,792,252

	Home Builders - 2.6%
1,690,000	AV Homes, Inc. 6.63%, 05/15/2022	1,726,284
	Beazer Homes USA, Inc.
370,000	5.88%, 10/15/2027	342,713
525,000	6.75%, 03/15/2025	519,750
1,120,000	8.75%, 03/15/2022	1,206,800
1,310,000	KB Home 8.00%, 03/15/2020	1,408,250
	M/I Homes, Inc.
150,000	5.63%, 08/01/2025	146,018
2,115,000	6.75%, 01/15/2021	2,175,806

		7,525,621

	Household Products - 0.5%
2,400,000	Revlon Consumer Products Corp. 6.25%, 08/01/2024	1,479,000

	Household Products/Wares - 0.5%
EUR 1,320,000	Diamond (BC) B.V. 5.63%, 08/15/2025(2)	1,555,328

	Housewares - 0.8%
$ 2,270,000	American Greetings Corp. 7.88%, 02/15/2025(2)	2,287,025

	Insurance - 1.4%
	Genworth Holdings, Inc.

Hartford High Yield HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

$ 110,000	4.80%, 02/15/2024	$89,650
770,000	4.90%, 08/15/2023	631,400
440,000	7.20%, 02/15/2021	424,600
245,000	7.63%, 09/24/2021	235,812
145,000	7.70%, 06/15/2020	143,188
415,000	MGIC Investment Corp. 5.75%, 08/15/2023	434,712
1,910,000	USIS Merger Sub, Inc. 6.88%, 05/01/2025(2)	1,910,000

		3,869,362

	Internet - 1.2%
1,035,000	Netflix, Inc. 5.88%, 02/15/2025	1,084,163
2,145,000	Zayo Group LLC / Zayo Capital, Inc. 6.00%, 04/01/2023	2,203,987

		3,288,150

	Iron/Steel - 1.3%
	AK Steel Corp.
760,000	7.00%, 03/15/2027	742,900
1,015,000	7.63%, 10/01/2021	1,040,375
650,000	Signode Industrial Group U.S., Inc. 6.38%, 05/01/2022(2)	668,688
	Steel Dynamics, Inc.
230,000	4.13%, 09/15/2025	219,075
1,130,000	5.50%, 10/01/2024	1,165,256

		3,836,294

	IT Services - 0.6%
1,480,000	Conduent Finance, Inc. / Conduent Business Services LLC 10.50%, 12/15/2024(2)	1,737,150

	Lodging - 2.5%
920,000	Boyd Gaming Corp. 6.38%, 04/01/2026	959,201
1,935,000	FelCor Lodging L.P. 6.00%, 06/01/2025	1,993,050
1,630,000	Jack Ohio Finance LLC / Jack Ohio Finance Corp. 6.75%, 11/15/2021(2)	1,682,975
1,170,000	Station Casinos LLC 5.00%, 10/01/2025(2)	1,111,500
1,585,000	Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming Finance Corp. 5.88%, 05/15/2025(2)	1,509,713

		7,256,439

	Machinery - Construction & Mining - 0.6%
1,605,000	BlueLine Rental Finance Corp. / BlueLine Rental LLC 9.25%, 03/15/2024(2)	1,720,849

	Machinery-Diversified - 0.8%
1,935,000	Cloud Crane LLC 10.13%, 08/01/2024(2)	2,143,013

	Media - 7.4%
	CCO Holdings LLC / CCO Holdings Capital Corp.
120,000	5.13%, 02/15/2023	120,780
245,000	5.13%, 05/01/2023(2)	245,306
95,000	5.25%, 09/30/2022	96,426
545,000	5.75%, 09/01/2023	553,175
105,000	5.75%, 01/15/2024	106,575
1,355,000	5.75%, 02/15/2026(2)	1,348,239
1,775,000	Cequel Communications Holdings I LLC / Cequel Capital Corp. 5.13%, 12/15/2021(2)	1,770,919
1,195,000	CSC Holdings LLC 5.25%, 06/01/2024	1,136,744
	DISH DBS Corp.
1,235,000	5.00%, 03/15/2023	1,109,956

Hartford High Yield HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

$ 1,095,000	5.88%, 07/15/2022	$1,047,094
945,000	6.75%, 06/01/2021	950,906
556,000	7.88%, 09/01/2019	581,020
	Gray Television, Inc.
1,255,000	5.13%, 10/15/2024(2)	1,214,213
380,000	5.88%, 07/15/2026(2)	369,550
1,175,000	Liberty Interactive LLC 8.25%, 02/01/2030	1,263,859
2,370,000	SFR Group S.A. 7.38%, 05/01/2026(2)	2,257,425
	Sinclair Television Group, Inc.
520,000	5.13%, 02/15/2027(2)	482,300
1,055,000	5.88%, 03/15/2026(2)	1,044,450
	TEGNA, Inc.
1,515,000	4.88%, 09/15/2021(2)	1,526,362
1,528,000	5.13%, 10/15/2019	1,539,460
1,565,000	Tribune Media Co. 5.88%, 07/15/2022	1,586,519
817,000	WMG Acquisition Corp 5.50%, 04/15/2026(2)	821,085

		21,172,363

	Metal Fabricate/Hardware - 0.7%
	Novelis Corp.
605,000	5.88%, 09/30/2026(2)	592,900
1,115,000	6.25%, 08/15/2024(2)	1,142,875
340,000	TriMas Corp. 4.88%, 10/15/2025(2)	328,950

		2,064,725

	Mining - 1.6%
520,000	Constellium N.V. 5.88%, 02/15/2026(2)	512,200
	First Quantum Minerals Ltd.
760,000	7.00%, 02/15/2021(2)	762,375
615,000	7.50%, 04/01/2025(2)	605,775
1,290,000	Kaiser Aluminum Corp. 5.88%, 05/15/2024	1,335,150
	New Gold, Inc.
105,000	6.25%, 11/15/2022(2)	107,231
870,000	6.38%, 05/15/2025(2)	889,575
195,000	Northwest Acquisitions ULC / Dominion Finco, Inc. 7.13%, 11/01/2022(2)	198,900

		4,411,206

	Miscellaneous Manufacturing - 0.6%
1,785,000	Bombardier, Inc. 6.13%, 01/15/2023(2)	1,780,520

	Office/Business Equipment - 0.3%
885,000	CDW LLC / CDW Finance Corp. 5.00%, 09/01/2023	897,257

	Oil & Gas - 8.6%
2,260,000	Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.13%, 11/15/2022(2)	2,299,550
2,120,000	California Resources Corp. 8.00%, 12/15/2022(2)	1,664,200
	Continental Resources, Inc.
475,000	3.80%, 06/01/2024	457,188
265,000	4.50%, 04/15/2023	267,981
1,505,000	4.90%, 06/01/2044	1,441,037
1,005,000	5.00%, 09/15/2022	1,018,819
1,500,000	Denbury Resources, Inc. 9.00%, 05/15/2021(2)	1,537,500
1,430,000	Energen Corp. 4.63%, 09/01/2021	1,404,975

Hartford High Yield HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

$ 670,000	Ensco plc 5.75%, 10/01/2044	$453,925
	MEG Energy Corp.
220,000	6.38%, 01/30/2023(2)	183,700
1,090,000	6.50%, 01/15/2025(2)	1,057,300
910,000	7.00%, 03/31/2024(2)	750,750
280,000	Noble Holding International Ltd. 7.75%, 01/15/2024	259,700
	QEP Resources, Inc.
1,895,000	5.25%, 05/01/2023	1,824,013
205,000	5.38%, 10/01/2022	204,744
150,000	5.63%, 03/01/2026	141,750
245,000	6.80%, 03/01/2020	256,025
870,000	Rowan Cos., Inc. 5.85%, 01/15/2044	617,700
	SM Energy Co.
1,680,000	5.00%, 01/15/2024	1,558,200
240,000	6.13%, 11/15/2022	240,000
115,000	6.50%, 11/15/2021	115,719
	Transocean, Inc.
365,000	6.80%, 03/15/2038	284,700
110,000	7.50%, 04/15/2031	96,938
435,000	9.35%, 12/15/2041	430,650
1,230,000	Tullow Oil plc 6.25%, 04/15/2022(2)	1,240,762
1,875,000	Vine Oil & Gas L.P. / Vine Oil & Gas Finance Corp. 8.75%, 04/15/2023(2)	1,748,437
	WPX Energy, Inc.
1,170,000	5.25%, 09/15/2024	1,152,450
1,420,000	6.00%, 01/15/2022	1,459,050
295,000	8.25%, 08/01/2023	330,400

		24,498,163

	Oil & Gas Services - 0.3%
	Weatherford International Ltd.
250,000	5.95%, 04/15/2042	168,750
660,000	6.50%, 08/01/2036	468,600
250,000	7.00%, 03/15/2038	180,000

		817,350

	Packaging & Containers - 5.4%
1,700,000	ARD Finance S.A. (cash) 7.13%, 09/15/2023(5)	1,761,625
530,000	ARD Securities Finance SARL 8.75%, 01/31/2023(2)(5)	555,175
	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
2,065,000	6.00%, 06/30/2021(2)	2,106,300
340,000	6.00%, 02/15/2025(2)	341,700
305,000	7.25%, 05/15/2024(2)	324,444
2,060,000	Berry Global, Inc. 6.00%, 10/15/2022	2,126,950
1,015,000	Crown Americas LLC / Crown Americas Capital Corp. 4.75%, 02/01/2026(2)	982,012
1,875,000	Flex Acquisition Co., Inc. 6.88%, 01/15/2025(2)	1,856,250
1,410,000	Multi-Color Corp. 4.88%, 11/01/2025(2)	1,318,350
535,000	OI European Group B.V. 4.00%, 03/15/2023(2)	509,588
445,000	Plastipak Holdings, Inc. 6.25%, 10/15/2025(2)	443,888
	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
2,070,000	5.13%, 07/15/2023(2)	2,090,079
805,000	7.00%, 07/15/2024(2)	842,734

		15,259,095

Hartford High Yield HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

	Pharmaceuticals - 4.0%
$ 280,000	Catalent Pharma Solutions, Inc. 4.88%, 01/15/2026(2)	$273,000
	Endo Finance LLC
736,000	6.00%, 07/15/2023(2)	555,680
3,075,000	6.00%, 02/01/2025(2)	2,206,312
910,000	Teva Pharmaceutical Finance IV LLC 2.25%, 03/18/2020	862,355
	Valeant Pharmaceuticals International, Inc.
1,320,000	5.50%, 03/01/2023(2)	1,155,000
5,830,000	5.88%, 05/15/2023(2)	5,144,917
1,230,000	6.13%, 04/15/2025(2)	1,061,490
240,000	7.00%, 03/15/2024(2)	250,200

		11,508,954

	Pipelines - 0.8%
	Energy Transfer Equity L.P.
230,000	4.25%, 03/15/2023	223,100
1,773,000	7.50%, 10/15/2020	1,909,299

		2,132,399

	REITS - 0.3%
760,000	Equinix, Inc. 5.88%, 01/15/2026	792,300

	Retail - 3.6%
3,670,000	1011778 BC ULC / New Red Finance, Inc. 5.00%, 10/15/2025(2)	3,494,574
1,622,000	CEC Entertainment, Inc. 8.00%, 02/15/2022	1,435,470
1,440,000	Party City Holdings, Inc. 6.13%, 08/15/2023(2)	1,467,000
1,200,000	Staples, Inc. 8.50%, 09/15/2025(2)	1,110,000
2,890,000	United Rentals North America, Inc. 4.88%, 01/15/2028	2,788,850

		10,295,894

	Semiconductors - 1.6%
480,000	Entegris, Inc. 4.63%, 02/10/2026(2)	468,053
1,865,000	Micron Technology, Inc. 5.50%, 02/01/2025	1,934,937
	Sensata Technologies B.V.
1,221,000	5.00%, 10/01/2025(2)	1,202,685
900,000	5.63%, 11/01/2024(2)	940,500

		4,546,175

	Software - 4.0%
1,060,000	Camelot Finance S.A. 7.88%, 10/15/2024(2)	1,106,375
980,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. 5.75%, 03/01/2025(2)	971,719
	First Data Corp.
1,425,000	5.38%, 08/15/2023(2)	1,449,937
2,391,000	5.75%, 01/15/2024(2)	2,405,944
1,580,000	7.00%, 12/01/2023(2)	1,658,526
684,000	Infor Software Parent LLC (cash) 7.13%, 05/01/2021(2)(5)	691,107
2,075,000	Infor U.S., Inc. 6.50%, 05/15/2022	2,111,312
1,030,000	Workday, Inc. 0.25%, 10/01/2022(2)	1,120,212

		11,515,132

	Telecommunications - 3.7%
	Altice Financing S.A.
380,000	6.63%, 02/15/2023(2)	376,200

Hartford High Yield HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

$ 2,270,000	7.50%, 05/15/2026(2)	$2,224,600
800,000	Sprint Capital Corp. 6.88%, 11/15/2028	746,000
	Sprint Corp.
416,000	7.13%, 06/15/2024	405,600
2,495,000	7.25%, 09/15/2021	2,579,206
795,000	7.63%, 02/15/2025	781,088
3,479,000	7.88%, 09/15/2023	3,548,580

		10,661,274

	Total Corporate Bonds (cost $252,773,511)	$253,454,315

Senior Floating Rate Interests - 3.8%(9)
	Food - 0.1%
250,000	CH Guenther & Son, Inc. 0.00%, 03/22/2025(10)	$250,313

	Healthcare-Products - 0.4%
1,134,219	INC Research LLC 1 mo. USD LIBOR + 2.250%, 4.13%, 08/01/2024	1,137,587

	Household Products - 0.2%
478,800	Diamond (BC) B.V. 2 mo. USD LIBOR + 3.000%, 4.99%, 09/06/2024	477,804

	Insurance - 0.1%
180,000	Genworth Financial, Inc. 1 mo. USD LIBOR + 4.500%, 6.20%, 02/22/2023	183,038

	Internet - 0.4%
1,256,727	Lands’ End, Inc. 1 mo. USD LIBOR + 3.250%, 5.13%, 04/04/2021	1,199,395

	Leisure Time - 0.7%
1,965,075	Golden Entertainment, Inc. 1 mo. USD LIBOR + 3.000%, 4.88%, 10/20/2024	1,973,682

	Machinery-Diversified - 0.2%
678,821	Gardner Denver, Inc. 3 mo. USD LIBOR + 2.750%, 5.05%, 07/30/2024	681,828

	Media - 1.3%
865,000	Crown Finance US, Inc. 4.38%, 02/28/2025	863,530
1,430,000	PSAV Holdings LLC 5.10%, 02/21/2025	1,433,132
1,520,000	Shutterfly, Inc. 0.00%, 08/17/2024(10)	1,524,438

		3,821,100

	Software - 0.4%
259,203	SS&C Technologies Holdings Europe S.a.r.l. 0.00%, 02/28/2025(10)	260,364
726,602	SS&C Technologies, Inc. 0.00%, 02/28/2025(10)	729,858

		990,222

	Total Senior Floating Rate Interests (cost $10,727,812)	$10,714,969

Convertible Bonds - 2.0%
	Commercial Services - 0.2%
690,000	Cardtronics, Inc. 1.00%, 12/01/2020	$640,904

	Media - 0.5%
1,110,000	DISH Network Corp. 3.38%, 08/15/2026	1,069,152
400,000	Liberty Media Corp-Liberty Formula One 1.00%, 01/30/2023	419,433

		1,488,585

Hartford High Yield HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

	Oil & Gas - 0.0%
$ 1,790,000	Cobalt International Energy, Inc. 2.63%, 12/01/2019(11)	$31,325

	Semiconductors - 0.5%
	Microchip Technology, Inc.
565,000	1.63%, 02/15/2027	667,955
589,000	2.25%, 02/15/2037	701,646

		1,369,601

	Software - 0.8%
856,000	ServiceNow, Inc. 0.00%, 06/01/2022(2)(12)	1,133,900
1,052,000	Western Digital Corp. 1.50%, 02/01/2024(2)	1,137,808

		2,271,708

	Total Convertible Bonds (cost $7,407,851)	$5,802,123

Common Stocks - 1.1%
	Consumer Services - 0.2%
58,800	Caesars Entertainment Corp.*	$661,500

	Energy - 0.7%
206,275,142	KCA Deutag*(1)(2)(3)(4)	1,171,849
19,100	Peabody Energy Corp.	697,150

		1,868,999

	Materials - 0.2%
57,600	Constellium N.V. Class A*	624,960

	Total Common Stocks (cost $5,098,075)	$3,155,459

Preferred Stocks - 0.1%
	Diversified Financials - 0.1%
16,525	GMAC Capital Trust Series 2 3 mo. USD LIBOR + 5.785%, 7.62%(7)	$429,319

	Total Preferred Stocks (cost $433,018)	$429,319

Escrows - 0.5%
	Electric - 0.0%
415,000	Texas Competitive Electric Holdings Co. LLC 11.50%, 10/01/2020(1)(2)(3)(4)(7)	$—

	Energy-Alternate Sources - 0.0%
4,525,000	TCEH Corp. 0.00%, *(1)(3)(4)	4
82,554	Vistra Energy Corp. 0.00%,	42,103

		42,107

	Environmental Control - 0.2%
397,000	Tervita Escrow Corp. 7.63%, 12/01/2021(2)	402,784

	Retail - 0.3%
895,000	Beacon Escrow Corp. 4.88%, 11/01/2025(2)	852,488

	Total Escrows (cost $1,297,642)	$1,297,379

	Total Long-Term Investments (cost $280,216,867)	$274,853,564

Short-Term Investments - 3.3%
	Other Investment Pools & Funds - 3.3%
9,460,169	Fidelity Institutional Government Fund, Institutional Class, 1.50%(13)	$9,460,169

	Total Short-Term Investments (cost $9,460,169)	$9,460,169

Hartford High Yield HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

Total Investments (cost $289,677,036)	99.7%	$284,313,733
Other Assets and Liabilities	0.3%	754,325

Total Net Assets	100.0%	$285,068,058

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Investment valued using significant unobservable inputs.
(2)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2018, the aggregate value of these securities was $135,843,909, which represented 47.7% of total net assets.
(3)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At March 31, 2018, the aggregate fair value of these securities was $1,171,853, which represented 0.4% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(4)	This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At March 31, 2018, the aggregate value of these securities was $1,171,853, which represented 0.4% of total net assets.
(5)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(6)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(7)	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2018.
(8)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2018, the aggregate value of these securities was $6,558,047, which represented 2.3% of total net assets.
(9)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of March 31, 2018.
(10)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(11)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(12)	Security is a zero-coupon bond.
(13)	Current yield as of period end.

Foreign Currency Contracts Outstanding at March 31, 2018

Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
5,118,412	USD	4,139,000	EUR	MSC	04/30/18	$14,695	$—

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford High Yield HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
MSC	Morgan Stanley

Currency Abbreviations:
EUR	Euro
USD	United States Dollar

Other Abbreviations:
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

Hartford High Yield HLS Fund
Schedule of Investments March 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$—	$—	$—	$—
Corporate Bonds	253,454,315	—	253,454,315	—
Senior Floating Rate Interests	10,714,969	—	10,714,969	—
Convertible Bonds	5,802,123	—	5,802,123	—
Common Stocks
Consumer Services	661,500	661,500	—	—
Energy	1,868,999	697,150	—	1,171,849
Materials	624,960	624,960	—	—
Preferred Stocks	429,319	429,319	—	—
Escrows	1,297,379	—	1,297,375	4
Short-Term Investments	9,460,169	9,460,169	—	—
Foreign Currency Contracts(2)	14,695	—	14,695	—

Total	$284,328,428	$11,873,098	$271,283,477	$1,171,853

(1)	For the three-month period ended March 31, 2018, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2018 is not presented.

Hartford International Opportunities HLS Fund
Schedule of Investments March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 97.5%
	Argentina - 0.3%
221,739	YPF S.A. ADR	$4,793,997

	Australia - 0.6%
666,386	Treasury Wine Estates Ltd.	8,706,493

	Austria - 1.0%
153,842	ams AG	16,154,980

	Brazil - 2.4%
1,036,947	Itau Unibanco Holding S.A. ADR	16,176,373
117,989	Pagseguro Digital Ltd. Class A*	4,521,339
1,248,958	Petroleo Brasileiro S.A. ADR*	17,660,266

		38,357,978

	Canada - 6.4%
459,008	Canadian National Railway Co.	33,546,935
634,265	Canadian Natural Resources Ltd.	19,938,474
988,769	Encana Corp.	10,875,039
332,386	Magna International, Inc.	18,722,592
477,647	Manulife Financial Corp.	8,868,177
181,847	TransCanada Corp.	7,520,323

		99,471,540

	China - 14.2%
350,500	AAC Technologies Holdings, Inc.	6,422,759
222,658	Alibaba Group Holding Ltd. ADR*	40,866,649
10,174,000	China Construction Bank Corp. Class H	10,626,782
2,953,000	China Merchants Bank Co., Ltd. Class H	12,257,511
111,578	Ctrip.com International Ltd. ADR*	5,201,766
1,483,676	ENN Energy Holdings Ltd.	13,336,619
310,540	JD.com, Inc. ADR*	12,573,765
2,852,000	Kingdee International Software Group Co., Ltd.*	2,905,149
30,404	NetEase, Inc. ADR	8,524,978
269,032	New Oriental Education & Technology Group, Inc. ADR	23,580,655
2,731,000	Ping An Insurance Group Co. of China Ltd. Class H	28,158,436
889,000	Sunny Optical Technology Group Co., Ltd.	16,681,465
548,780	Tencent Holdings Ltd.	29,458,257
93,097	Weibo Corp. ADR*	11,128,815

		221,723,606

	France - 10.2%
268,826	Airbus SE	31,118,679
117,939	BNP Paribas S.A.	8,746,437
74,966	Capgemini SE	9,353,838
124,899	Cie de Saint-Gobain	6,595,291
152,862	Cie Generale des Etablissements Michelin SCA	22,630,104
42,632	Essilor International Cie Generale d’Optique S.A.	5,751,081
1,978,296	Natixis S.A.	16,232,499
263,375	Safran S.A.	27,951,895
29,757	Unibail-Rodamco SE REIT	6,797,195
264,557	Valeo S.A.	17,500,469
251,023	Vivendi S.A.	6,510,229

		159,187,717

	Germany - 3.0%
19,955	Adidas AG	4,854,998
31,410	Beiersdorf AG	3,559,618
85,965	Continental AG	23,744,497
309,276	Vonovia SE	15,336,930

		47,496,043

	Hong Kong - 1.6%
1,206,000	Henderson Land Development Co., Ltd.	7,907,827
166,756	Hong Kong Exchanges & Clearing Ltd.	5,492,450
408,848	Melco Resorts & Entertainment Ltd. ADR	11,848,415

		25,248,692

Hartford International Opportunities HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

	India - 2.8%
187,899	HDFC Bank Ltd.	$5,545,786
4,965,743	ICICI Bank Ltd.	21,550,499
1,576,306	Power Grid Corp. of India Ltd.	4,697,297
3,049,821	State Bank of India	11,777,766

		43,571,348

	Italy - 4.6%
190,614	Banca Generali S.p.A.	6,149,901
138,400	Ferrari N.V.	16,637,293
556,165	FinecoBank Banca Fineco S.p.A.	6,694,151
175,340	Moncler S.p.A.	6,673,123
1,838,250	Pirelli & C. S.p.A.*(1)	16,314,529
969,889	UniCredit S.p.A.*	20,271,770

		72,740,767

	Japan - 17.1%
140,300	Daikin Industries Ltd.	15,586,364
330,515	Daiwa House Industry Co., Ltd.	12,732,532
33,830	FANUC Corp.	8,706,254
562,370	ITOCHU Corp.	10,981,491
5,200	Keyence Corp.	3,248,221
817,700	Kobe Steel Ltd.*	8,111,033
626,300	Komatsu Ltd.	20,980,390
1,046,400	Mitsubishi UFJ Financial Group, Inc.	6,953,973
510,600	Nexon Co., Ltd.*	8,656,548
41,200	Nidec Corp.	6,341,035
159,910	Omron Corp.	9,347,781
583,274	Ono Pharmaceutical Co., Ltd.	18,557,896
310,100	Seven & i Holdings Co., Ltd.	13,282,306
307,942	SoftBank Group Corp.	22,969,782
504,741	Sony Corp.	24,833,415
463,387	Sony Financial Holdings, Inc.	8,461,506
705,330	Sumitomo Mitsui Financial Group, Inc.	29,923,116
92,900	Sysmex Corp.	8,441,070
105,300	Terumo Corp.	5,476,845
544,783	Tokio Marine Holdings, Inc.	24,702,014

		268,293,572

	Luxembourg - 0.6%
309,019	ArcelorMittal*	9,815,143

	Mexico - 0.8%
260,491	America Movil S.A.B. de C.V. Class L, ADR	4,972,773
1,194,340	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	5,834,397
460,860	Infraestructura Energetica Nova, S.A.B. de C.V.	2,248,784

		13,055,954

	Netherlands - 1.8%
384,546	AerCap Holdings N.V.*	19,504,173
771,886	DP Eurasia N.V.*(1)	2,171,328
407,892	ING Groep N.V.	6,883,258

		28,558,759

	Panama - 0.5%
56,796	Copa Holdings S.A. Class A	7,305,670

	Russia - 0.4%
185,787	Mail.Ru Group Ltd. GDR*	6,471,950

	South Korea - 2.3%
15,144	Samsung Electronics Co., Ltd.	35,383,593

	Spain - 3.3%
1,896,315	Banco Santander S.A.	12,412,094
3,560,038	Iberdrola S.A.	26,178,344
420,547	Industria de Diseno Textil S.A.	13,221,417

		51,811,855

Hartford International Opportunities HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

	Sweden - 0.4%
260,536	Lundin Petroleum AB*		$6,581,889

	Switzerland - 8.6%
139,220	Julius Baer Group Ltd.*		8,567,801
557,926	Nestle S.A.		44,099,302
426,449	Novartis AG		34,491,568
54,630	Swiss Re AG		5,575,902
2,365,350	UBS Group AG*		41,674,914

			134,409,487

	Taiwan - 3.3%
3,186,617	Hon Hai Precision Industry Co., Ltd.		9,938,960
4,874,995	Taiwan Semiconductor Manufacturing Co., Ltd.		41,292,175

			51,231,135

	United Kingdom - 11.3%
457,128	Anglo American plc		10,648,641
336,339	AstraZeneca plc		23,120,364
2,123,973	BAE Systems plc		17,377,700
427,858	British American Tobacco plc		24,733,129
421,824	Compass Group plc		8,613,207
852,585	Fiat Chrysler Automobiles N.V.*		17,389,556
6,107,673	Glencore plc*		30,350,437
789,855	Just Eat plc*		7,734,563
427,469	Rio Tinto plc		21,691,519
369,491	Standard Chartered plc		3,703,173
198,932	Unilever N.V.		11,228,799

			176,591,088

	Total Common Stocks (cost $1,361,165,101)		$1,526,963,256

	Total Long-Term Investments (cost $1,361,165,101)		$1,526,963,256

Short-Term Investments - 1.2%
	Other Investment Pools & Funds - 1.2%
18,648,163	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.54%(2)		$18,648,163

	Total Short-Term Investments (cost $18,648,163)		$18,648,163

	Total Investments (cost $1,379,813,264)	98.7%	$1,545,611,419
	Other Assets and Liabilities	1.3%	19,733,602

	Total Net Assets	100.0%	$1,565,345,021

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2018, the aggregate value of these securities was $18,485,857, which represented 1.2% of total net assets.
(2)	Current yield as of period end.

Hartford International Opportunities HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

Hartford International Opportunities HLS Fund
Schedule of Investments March 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Argentina	$4,793,997	$4,793,997	$—	$—
Australia	8,706,493	—	8,706,493	—
Austria	16,154,980	—	16,154,980	—
Brazil	38,357,978	38,357,978	—	—
Canada	99,471,540	99,471,540	—	—
China	221,723,606	101,876,628	119,846,978	—
France	159,187,717	—	159,187,717	—
Germany	47,496,043	—	47,496,043	—
Hong Kong	25,248,692	11,848,415	13,400,277	—
India	43,571,348	—	43,571,348	—
Italy	72,740,767	—	72,740,767	—
Japan	268,293,572	—	268,293,572	—
Luxembourg	9,815,143	—	9,815,143	—
Mexico	13,055,954	13,055,954	—	—
Netherlands	28,558,759	21,675,501	6,883,258	—
Panama	7,305,670	7,305,670	—	—
Russia	6,471,950	—	6,471,950	—
South Korea	35,383,593	—	35,383,593	—
Spain	51,811,855	—	51,811,855	—
Sweden	6,581,889	—	6,581,889	—
Switzerland	134,409,487	—	134,409,487	—
Taiwan	51,231,135	—	51,231,135	—
United Kingdom	176,591,088	—	176,591,088	—
Short-Term Investments	18,648,163	18,648,163	—	—

Total	$1,545,611,419	$317,033,846	$1,228,577,573	$—

(1) For the three-month period ended March 31, 2018, investments valued at $12,934,675 were transferred from Level 1 to Level 2 due to the application of a fair valuation model factor, there were no transfers from Level 2 to Level 1 and there were no transfers in and out of Level 3.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford MidCap HLS Fund
Schedule of Investments March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.9%
	Automobiles & Components - 0.8%
425,509	Harley-Davidson, Inc.	$18,245,826

	Banks - 6.3%
163,749	Cullen/Frost Bankers, Inc.	17,368,856
159,730	East West Bancorp, Inc.	9,989,514
40,751	First Citizens BancShares, Inc. Class A	16,839,943
293,391	First Republic Bank	27,170,941
164,757	M&T Bank Corp.	30,374,601
132,570	Pinnacle Financial Partners, Inc.	8,510,994
206,772	Prosperity Bancshares, Inc.	15,017,850
194,399	South State Corp.	16,582,235

		141,854,934

	Capital Goods - 7.3%
350,862	Allison Transmission Holdings, Inc.	13,704,670
311,521	Fastenal Co.	17,005,932
323,339	HEICO Corp. Class A	22,940,902
290,732	IDEX Corp.	41,432,217
198,218	Lennox International, Inc.	40,509,813
116,566	Middleby Corp.*	14,429,705
234,408	PACCAR, Inc.	15,510,777

		165,534,016

	Commercial & Professional Services - 9.8%
78,456	Cimpress N.V.*	12,137,143
129,819	Cintas Corp.	22,144,525
84,776	CoStar Group, Inc.*	30,746,560
220,819	Dun & Bradstreet Corp.	25,835,823
68,469	Equifax, Inc.	8,066,333
367,119	KAR Auction Services, Inc.	19,897,850
387,656	Robert Half International, Inc.	22,441,406
827,821	TransUnion*	47,003,676
69,703	UniFirst Corp.	11,267,490
303,271	Waste Connections, Inc.	21,756,661

		221,297,467

	Consumer Durables & Apparel - 1.8%
10,921	NVR, Inc.*	30,578,800
724,512	Under Armour, Inc. Class C*(1)	10,396,747

		40,975,547

	Consumer Services - 1.2%
322,966	Choice Hotels International, Inc.	25,885,725

	Diversified Financials - 4.1%
67,703	Credit Acceptance Corp.*	22,369,748
126,020	FactSet Research Systems, Inc.	25,130,909
143,812	MSCI, Inc.	21,495,580
225,149	Northern Trust Corp.	23,219,616

		92,215,853

	Energy - 3.7%
59,930	Cimarex Energy Co.	5,603,455
139,001	Diamondback Energy, Inc.*	17,586,406
811,516	Newfield Exploration Co.*	19,817,221
147,861	RSP Permian, Inc.*	6,931,724
2,254,189	WPX Energy, Inc.*	33,316,913

		83,255,719

	Food & Staples Retailing - 0.7%
173,932	PriceSmart, Inc.	14,532,019

	Health Care Equipment & Services - 4.7%
189,287	Integra LifeSciences Holdings Corp.*	10,475,142
272,403	STERIS plc	25,431,544
105,118	Teleflex, Inc.	26,802,988
203,887	Varian Medical Systems, Inc.*	25,006,740

Hartford MidCap HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

259,980	Veeva Systems, Inc. Class A*	$18,983,740

		106,700,154

	Insurance - 5.5%
30,092	Alleghany Corp.	18,489,728
36,747	Fairfax Financial Holdings Ltd.	18,627,208
367,949	FNF Group	14,725,319
37,591	Markel Corp.*	43,990,868
16,848	White Mountains Insurance Group Ltd.	13,857,817
213,270	WR Berkley Corp.	15,504,729

		125,195,669

	Materials - 2.9%
583,356	Ball Corp.	23,165,067
281,491	Packaging Corp. of America	31,724,036
407,805	Silgan Holdings, Inc.	11,357,369

		66,246,472

	Pharmaceuticals, Biotechnology & Life Sciences - 12.4%
308,242	Aerie Pharmaceuticals, Inc.*	16,722,129
279,472	Agios Pharmaceuticals, Inc.*	22,855,220
508,436	Alkermes plc*	29,468,951
106,964	BeiGene Ltd. ADR*	17,969,952
65,851	Bluebird Bio, Inc.*	11,244,058
530,253	Ionis Pharmaceuticals, Inc.*	23,373,552
893,908	Ironwood Pharmaceuticals, Inc.*	13,793,000
40,317	Mettler-Toledo International, Inc.*	23,183,485
253,241	Neurocrine Biosciences, Inc.*	21,001,276
184,929	Sage Therapeutics, Inc.*	29,786,514
104,994	Seattle Genetics, Inc.*	5,495,386
210,523	Spark Therapeutics, Inc.*	14,018,727
221,870	TESARO, Inc.*	12,677,652
355,373	Ultragenyx Pharmaceutical, Inc.*	18,120,469
106,288	Waters Corp.*	21,114,111

		280,824,482

	Real Estate - 1.0%
532,727	Equity Commonwealth REIT*	16,338,737
261,092	Redfin Corp.*(1)	5,960,730

		22,299,467

	Retailing - 1.8%
409,908	CarMax, Inc.*	25,389,702
377,314	TripAdvisor, Inc.*	15,428,369

		40,818,071

	Semiconductors & Semiconductor Equipment - 2.3%
252,481	MKS Instruments, Inc.	29,199,428
246,481	Silicon Laboratories, Inc.*	22,158,642

		51,358,070

	Software & Services - 19.2%
26,990	2U, Inc.*	2,267,970
477,039	Akamai Technologies, Inc.*	33,860,228
333,932	Black Knight, Inc.*	15,728,197
323,959	Blackbaud, Inc.	32,982,266
1,517,395	Genpact Ltd.	48,541,466
399,469	Global Payments, Inc.	44,548,783
214,038	GrubHub, Inc.*	21,718,436
290,112	Guidewire Software, Inc.*	23,449,753
60,089	Proofpoint, Inc.*	6,829,115
100,869	PTC, Inc.*	7,868,791
48,249	ServiceNow, Inc.*	7,982,797
832,555	Teradata Corp.*	33,027,457
355,014	Total System Services, Inc.	30,623,507
371,571	VeriSign, Inc.*	44,053,458
280,857	WEX, Inc.*	43,987,823
239,765	Zillow Group, Inc. Class A*	12,947,310

Hartford MidCap HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

436,840	Zillow Group, Inc. Class C*		$23,501,992

			433,919,349

	Technology Hardware & Equipment - 8.5%
560,985	CDW Corp.		39,442,855
577,521	CommScope Holding Co., Inc.*		23,083,514
70,069	F5 Networks, Inc.*		10,132,678
426,399	Finisar Corp.*(1)		6,741,368
634,100	II-VI, Inc.*		25,934,690
558,237	Keysight Technologies, Inc.*		29,246,036
764,692	National Instruments Corp.		38,670,475
513,186	Trimble, Inc.*		18,413,114

			191,664,730

	Transportation - 4.1%
166,437	Alaska Air Group, Inc.		10,312,437
61,631	AMERCO		21,268,858
381,803	Genesee & Wyoming, Inc. Class A*		27,027,835
965,423	JetBlue Airways Corp.*		19,617,395
406,490	Spirit Airlines, Inc.*		15,357,192

			93,583,717

	Utilities - 1.8%
169,690	Black Hills Corp.		9,214,167
276,648	NiSource, Inc.		6,614,653
564,333	UGI Corp.		25,067,672

			40,896,492

	Total Common Stocks (cost $1,681,660,181)		$2,257,303,779

	Total Long-Term Investments (cost $1,681,660,181)		$2,257,303,779

Short-Term Investments - 0.7%
	Other Investment Pools & Funds - 0.1%
1,138,832	Fidelity Institutional Government Fund, Institutional Class, 1.50%(2)		$1,138,832

	Securities Lending Collateral - 0.6%
723,490	Citibank NA DDCA, 1.50%, 4/2/2018(2)		723,490
13,746,310	Invesco Government & Agency Portfolio, 1.54%(2)		13,746,310

			14,469,800

	Total Short-Term Investments (cost $15,608,632)		$15,608,632

	Total Investments (cost $1,697,268,813)	100.6%	$2,272,912,411
	Other Assets and Liabilities	(0.6)%	(12,519,020)

	Total Net Assets	100.0%	$2,260,393,391

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 for securities lending information.
(2)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford MidCap HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposits in Custody Account
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

Hartford MidCap HLS Fund
Schedule of Investments March 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$18,245,826	$18,245,826	$—	$—
Banks	141,854,934	141,854,934	—	—
Capital Goods	165,534,016	165,534,016	—	—
Commercial & Professional Services	221,297,467	221,297,467	—	—
Consumer Durables & Apparel	40,975,547	40,975,547	—	—
Consumer Services	25,885,725	25,885,725	—	—
Diversified Financials	92,215,853	92,215,853	—	—
Energy	83,255,719	83,255,719	—	—
Food & Staples Retailing	14,532,019	14,532,019	—	—
Health Care Equipment & Services	106,700,154	106,700,154	—	—
Insurance	125,195,669	125,195,669	—	—
Materials	66,246,472	66,246,472	—	—
Pharmaceuticals, Biotechnology & Life Sciences	280,824,482	280,824,482	—	—
Real Estate	22,299,467	22,299,467	—	—
Retailing	40,818,071	40,818,071	—	—
Semiconductors & Semiconductor Equipment	51,358,070	51,358,070	—	—
Software & Services	433,919,349	433,919,349	—	—
Technology Hardware & Equipment	191,664,730	191,664,730	—	—
Transportation	93,583,717	93,583,717	—	—
Utilities	40,896,492	40,896,492	—	—
Short-Term Investments	15,608,632	15,608,632	—	—

Total	$2,272,912,411	$2,272,912,411	$—	$—

(1)	For the three-month period ended March 31, 2018; there were no transfers between any levels.

Hartford MidCap Value HLS Fund
Schedule of Investments March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.5%
	Automobiles & Components - 1.9%
299,867	GKN plc	$1,943,695
183,309	Goodyear Tire & Rubber Co.	4,872,353

		6,816,048

	Banks - 13.1%
106,786	BancorpSouth Bank	3,395,795
86,342	Bank of the Ozarks, Inc.	4,167,728
89,043	Comerica, Inc.	8,541,895
72,926	IBERIABANK Corp.	5,688,228
93,101	MB Financial, Inc.	3,768,729
46,511	Pinnacle Financial Partners, Inc.	2,986,006
47,909	South State Corp.	4,086,638
209,631	Sterling Bancorp	4,727,179
75,604	Western Alliance Bancorp*	4,393,348
92,983	Zions Bancorp	4,902,994

		46,658,540

	Capital Goods - 11.1%
62,963	Granite Construction, Inc.	3,517,113
40,074	Harris Corp.	6,463,135
43,782	Hubbell, Inc.	5,331,772
76,121	JELD-WEN Holding, Inc.*	2,330,825
261,888	Milacron Holdings Corp.*	5,274,424
49,883	Moog, Inc. Class A*	4,110,858
387,968	Sanwa Holdings Corp.	5,002,659
81,566	Sensata Technologies Holding plc*	4,227,566
53,882	WESCO International, Inc.*	3,343,378

		39,601,730

	Commercial & Professional Services - 2.6%
196,624	Atento S.A.	1,533,667
85,677	Clean Harbors, Inc.*	4,181,895
31,412	Dun & Bradstreet Corp.	3,675,204

		9,390,766

	Consumer Durables & Apparel - 1.6%
39,280	D.R. Horton, Inc.	1,722,035
30,471	Lennar Corp. Class A	1,795,961
50,671	Toll Brothers, Inc.	2,191,521

		5,709,517

	Consumer Services - 1.4%
48,797	Dave & Buster’s Entertainment, Inc.*	2,036,787
58,109	Norwegian Cruise Line Holdings Ltd.*	3,078,034

		5,114,821

	Energy - 6.9%
59,944	Delek U.S. Holdings, Inc.	2,439,721
98,117	Diamondback Energy, Inc.*	12,413,763
38,049	Energen Corp.*	2,391,760
191,002	Laredo Petroleum, Inc.*	1,663,627
224,614	Newfield Exploration Co.*	5,485,074

		24,393,945

	Food & Staples Retailing - 1.3%
143,686	US Foods Holding Corp.*	4,708,590

	Food, Beverage & Tobacco - 2.3%
25,617	Ingredion, Inc.	3,302,544
62,406	Post Holdings, Inc.*	4,727,878

		8,030,422

	Health Care Equipment & Services - 4.7%
123,402	Acadia Healthcare Co., Inc.*	4,834,890
221,184	Brookdale Senior Living, Inc.*	1,484,145
98,580	Envision Healthcare Corp.*	3,788,429

Hartford MidCap Value HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

11,400	Hill-Rom Holdings, Inc.	$991,800
61,291	STERIS plc	5,722,128

		16,821,392

	Insurance - 8.5%
26,468	Assurant, Inc.	2,419,440
186,064	CNO Financial Group, Inc.	4,032,007
31,350	Hanover Insurance Group, Inc.	3,695,851
250,683	Jardine Lloyd Thompson Group plc	4,508,902
468,411	Lancashire Holdings Ltd.	3,811,650
45,513	Reinsurance Group of America, Inc.	7,009,002
102,994	Unum Group	4,903,544

		30,380,396

	Materials - 8.7%
76,068	Alcoa Corp.*	3,420,017
98,993	Buzzi Unicem S.p.A.	2,318,728
71,111	Cabot Corp.	3,962,305
60,373	Celanese Corp. Series A	6,049,978
99,333	Commercial Metals Co.	2,032,353
27,090	Crown Holdings, Inc.*	1,374,818
80,715	Olin Corp.	2,452,929
66,649	Reliance Steel & Aluminum Co.	5,714,485
34,038	Westlake Chemical Corp.	3,783,324

		31,108,937

	Media - 0.5%
141,731	TEGNA, Inc.	1,614,316

	Pharmaceuticals, Biotechnology & Life Sciences - 0.2%
29,800	Five Prime Therapeutics, Inc.*	511,964

	Real Estate - 9.1%
51,098	American Assets Trust, Inc. REIT	1,707,184
169,021	Brixmor Property Group, Inc. REIT	2,577,570
157,610	Corporate Office Properties Trust REIT	4,071,066
33,354	Equity LifeStyle Properties, Inc. REIT	2,927,481
35,692	Extra Space Storage, Inc. REIT	3,118,053
74,080	Forest City Realty Trust, Inc. Class A, REIT	1,500,861
31,592	Life Storage, Inc. REIT	2,638,564
102,451	Park Hotels & Resorts, Inc. REIT	2,768,226
44,304	PS Business Parks, Inc. REIT	5,008,124
244,875	STORE Capital Corp. REIT	6,077,798

		32,394,927

	Retailing - 0.2%
19,016	Camping World Holdings, Inc. Class A	613,266

	Semiconductors & Semiconductor Equipment - 4.0%
84,950	Axcelis Technologies, Inc.*	2,089,770
97,408	Ichor Holdings Ltd.*(1)	2,358,247
114,731	Silicon Motion Technology Corp. ADR	5,520,856
93,524	Teradyne, Inc.	4,274,982

		14,243,855

	Software & Services - 4.0%
127,419	Booz Allen Hamilton Holding Corp.	4,933,663
81,906	SS&C Technologies Holdings, Inc.	4,393,438
41,546	VeriSign, Inc.*	4,925,694

		14,252,795

	Technology Hardware & Equipment - 5.7%
131,451	Acacia Communications, Inc.*	5,055,606
116,062	Arrow Electronics, Inc.*	8,939,095
119,055	Keysight Technologies, Inc.*	6,237,291

		20,231,992

	Telecommunication Services - 1.3%
68,654	Millicom International Cellular S.A.	4,698,314

Hartford MidCap Value HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

	Transportation - 4.8%
71,216	Genesee & Wyoming, Inc. Class A*		$5,041,381
138,035	JetBlue Airways Corp.*		2,804,871
165,068	Knight-Swift Transportation Holdings, Inc.		7,594,779
66,775	Schneider National, Inc. Class B		1,740,156

			17,181,187

	Utilities - 4.6%
135,432	Alliant Energy Corp.		5,533,751
98,573	Great Plains Energy, Inc.		3,133,636
175,945	UGI Corp.		7,815,477

			16,482,864

	Total Common Stocks (cost $294,521,759)		$350,960,584

	Total Long-Term Investments (cost $294,521,759)		$350,960,584

Short-Term Investments - 2.2%
	Other Investment Pools & Funds - 1.5%
5,473,416	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.62%(2)		$5,473,416

	Securities Lending Collateral - 0.7%
115,200	Citibank NA DDCA, 1.50%, 4/2/2018(2)		115,200
2,188,800	Invesco Government & Agency Portfolio, 1.54%(2)		2,188,800

			2,304,000

	Total Short-Term Investments (cost $7,777,416)		$7,777,416

	Total Investments (cost $302,299,175)	100.7%	$358,738,000
	Other Assets and Liabilities	(0.7)%	(2,446,202)

	Total Net Assets	100.0%	$356,291,798

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 for securities lending information.
(2)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposits in Custody Account
REIT	Real Estate Investment Trust

Hartford MidCap Value HLS Fund
Schedule of Investments March 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$6,816,048	$4,872,353	$1,943,695	$—
Banks	46,658,540	46,658,540	—	—
Capital Goods	39,601,730	34,599,071	5,002,659	—
Commercial & Professional Services	9,390,766	9,390,766	—	—
Consumer Durables & Apparel	5,709,517	5,709,517	—	—
Consumer Services	5,114,821	5,114,821	—	—
Energy	24,393,945	24,393,945	—	—
Food & Staples Retailing	4,708,590	4,708,590	—	—
Food, Beverage & Tobacco	8,030,422	8,030,422	—	—
Health Care Equipment & Services	16,821,392	16,821,392	—	—
Insurance	30,380,396	30,380,396	—	—
Materials	31,108,937	28,790,209	2,318,728	—
Media	1,614,316	1,614,316	—	—
Pharmaceuticals, Biotechnology & Life Sciences	511,964	511,964	—	—
Real Estate	32,394,927	32,394,927	—	—
Retailing	613,266	613,266	—	—
Semiconductors & Semiconductor Equipment	14,243,855	14,243,855	—	—
Software & Services	14,252,795	14,252,795	—	—
Technology Hardware & Equipment	20,231,992	20,231,992	—	—
Telecommunication Services	4,698,314	—	4,698,314	—
Transportation	17,181,187	17,181,187	—	—
Utilities	16,482,864	16,482,864	—	—
Short-Term Investments	7,777,416	7,777,416	—	—

Total	$358,738,000	$344,774,604	$13,963,396	$—

(1) For the three-month period ended March 31, 2018, investments valued at $4,673,250 were transferred from Level 1 to Level 2 due to the application of a fair valuation factor; investments valued at $3,931,895 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation factor and there were no transfers in and out of Level 3.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Small Company HLS Fund
Schedule of Investments March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 96.4%
	Automobiles & Components - 0.1%
3,984	Cooper Tire & Rubber Co.	$116,731
4,322	Tenneco, Inc.	237,148
1,458	Visteon Corp.*	160,730

		514,609

	Banks - 5.1%
2,426	FCB Financial Holdings, Inc. Class A*	123,969
3,485	First Busey Corp.	103,574
3,411	First Hawaiian, Inc.	94,928
2,964	Great Western Bancorp, Inc.	119,360
2,305	IBERIABANK Corp.	179,790
123,474	MB Financial, Inc.	4,998,227
473,164	MGIC Investment Corp.*	6,151,132
305,496	Sterling Bancorp	6,888,935
48,353	Texas Capital Bancshares, Inc.*	4,346,935
103,100	Union Bankshares Corp.	3,784,801
72,753	Western Alliance Bancorp*	4,227,677

		31,019,328

	Capital Goods - 9.6%
5,131	AAON, Inc.	200,109
123,497	Altra Industrial Motion Corp.	5,674,687
1,593	American Woodmark Corp.*	156,831
2,485	Applied Industrial Technologies, Inc.	181,156
3,182	Armstrong World Industries, Inc.*	179,147
1,616	Astec Industries, Inc.	89,171
2,913	AZZ, Inc.	127,298
116,495	Beacon Roofing Supply, Inc.*	6,182,390
5,529	BMC Stock Holdings, Inc.*	108,092
94,660	EnerSys	6,566,564
4,800	Evoqua Water Technologies Corp.*	102,192
4,554	Generac Holdings, Inc.*	209,074
189,223	ITT, Inc.	9,268,143
150,872	JELD-WEN Holding, Inc.*	4,619,701
8,007	Milacron Holdings Corp.*	161,261
561,834	Rexnord Corp.*	16,675,233
1,534	SiteOne Landscape Supply, Inc.*	118,179
154,991	SPX FLOW, Inc.*	7,624,007
1,319	Teledyne Technologies, Inc.*	246,877
4,327	Welbilt, Inc.*	84,160

		58,574,272

	Commercial & Professional Services - 3.2%
4,555	Advanced Disposal Services, Inc.*	101,485
121,363	Brink’s Co.	8,659,250
3,170	Clean Harbors, Inc.*	154,728
26,778	CoStar Group, Inc.*	9,711,845
2,637	Deluxe Corp.	195,164
2,769	Exponent, Inc.	217,782
2,535	Huron Consulting Group, Inc.*	96,584
2,188	MSA Safety, Inc.	182,129
1,928	WageWorks, Inc.*	87,146

		19,406,113

	Consumer Durables & Apparel - 6.8%
85,043	Carter’s, Inc.	8,852,976
2,959	Installed Building Products, Inc.*	177,688
44,449	Oxford Industries, Inc.	3,314,118
225,239	Skechers USA, Inc. Class A*	8,759,545
6,593	Steven Madden Ltd.	289,433
84,333	TopBuild Corp.*	6,453,161
388,586	TRI Pointe Group, Inc.*	6,384,468
359,884	Under Armour, Inc. Class C*	5,164,335
126,163	Under Armour, Inc. Class A*(1)	2,062,765

Hartford Small Company HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

8,286	Wolverine World Wide, Inc.	239,465

		41,697,954

	Consumer Services - 8.2%
3,830	ASGN, Inc.*	313,600
274,477	Boyd Gaming Corp.	8,744,837
909,759	DraftKings, Inc.*(2)(3)(4)(5)	1,337,346
3,303	Dunkin’ Brands Group, Inc.	197,156
4,571	La Quinta Holdings, Inc.*	86,438
76,119	Marriott Vacations Worldwide Corp.	10,139,051
54,028	Papa John’s International, Inc.	3,095,804
506,116	Planet Fitness, Inc. Class A*	19,116,001
148,312	Wingstop, Inc.	7,004,776

		50,035,009

	Diversified Financials - 0.1%
2,523	Evercore, Inc. Class A	220,005
2,853	OneMain Holdings, Inc.*	85,419

		305,424

	Energy - 1.0%
315,927	Centennial Resource Development, Inc. Class A*	5,797,260
5,956	Newfield Exploration Co.*	145,446
2,645	PDC Energy, Inc.*	129,684
6,800	ProPetro Holding Corp.*	108,052
6,600	WildHorse Resource Development Corp.*	125,994

		6,306,436

	Food & Staples Retailing - 1.5%
1,364	Casey’s General Stores, Inc.	149,726
291,578	Performance Food Group Co.*	8,703,603
2,179	PriceSmart, Inc.	182,056

		9,035,385

	Food, Beverage & Tobacco - 0.0%
11,322	Hostess Brands, Inc.*	167,452
1,598	Post Holdings, Inc.*	121,065

		288,517

	Health Care Equipment & Services - 6.1%
2,942	Anika Therapeutics, Inc.*	146,276
5,868	AtriCure, Inc.*	120,411
225	Atrion Corp.	142,042
5,016	Cardiovascular Systems, Inc.*	110,001
62,228	DexCom, Inc.*	4,614,828
128,790	Globus Medical, Inc. Class A Class A*	6,416,318
26,800	Hill-Rom Holdings, Inc.	2,331,600
6,613	HMS Holdings Corp.*	111,363
1,194	ICU Medical, Inc.*	301,366
200,027	Insulet Corp.*	17,338,340
3,502	Integra LifeSciences Holdings Corp.*	193,801
1,670	Medidata Solutions, Inc.*	104,893
1,882	Molina Healthcare, Inc.*	152,781
4,904	Natus Medical, Inc.*	165,020
4,452	Omnicell, Inc.*	193,217
258,845	OraSure Technologies, Inc.*	4,371,892
2,921	Orthofix International N.V.*	171,696
1,813	U.S. Physical Therapy, Inc.	147,397

		37,133,242

	Insurance - 0.0%
4,695	James River Group Holdings Ltd.	166,532

	Materials - 4.6%
4,039	Boise Cascade Co.	155,905
184,848	Carpenter Technology Corp.	8,155,494
360,852	Ferro Corp.*	8,378,983
12,605	Graphic Packaging Holding Co.	193,487
73,040	Ingevity Corp.*	5,382,318

Hartford Small Company HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

6,400	Louisiana-Pacific Corp.	184,128
10,656	OMNOVA Solutions, Inc.*	111,888
6,085	PolyOne Corp.	258,734
166,883	Summit Materials, Inc. Class A*	5,053,217

		27,874,154

	Pharmaceuticals, Biotechnology & Life Sciences - 14.1%
3,235	Abeona Therapeutics, Inc.*(1)	46,422
117,648	Aerie Pharmaceuticals, Inc.*	6,382,404
1,192	Agios Pharmaceuticals, Inc.*	97,482
163,132	Amicus Therapeutics, Inc.*	2,453,505
64,312	Arena Pharmaceuticals, Inc.*	2,540,324
2,353	Audentes Therapeutics, Inc.*	70,708
10,300	BeiGene Ltd. ADR*	1,730,400
15,530	Bluebird Bio, Inc.*	2,651,748
62,724	Blueprint Medicines Corp.*	5,751,791
4,537	Calithera Biosciences, Inc.*	28,583
5,832	Catalent, Inc.*	239,462
3,881	Coherus Biosciences, Inc.*	42,885
65,000	CRISPR Therapeutics AG*(1)	2,971,150
5,990	Cytokinetics, Inc.*	43,128
75,768	Dermira, Inc.*	605,386
224,975	Exact Sciences Corp.*	9,073,242
5,233	Five Prime Therapeutics, Inc.*	89,903
2,715	Flexion Therapeutics, Inc.*	60,843
1,500	G1 Therapeutics, Inc.*	55,575
43,396	Galapagos N.V. ADR*	4,329,185
60,062	Global Blood Therapeutics, Inc.*	2,900,995
4,162	GlycoMimetics, Inc.*	67,549
53,300	Heron Therapeutics, Inc.*	1,471,080
6,189	Impax Laboratories, Inc.*	120,376
6,641	Intersect ENT, Inc.*	260,991
54,605	Ionis Pharmaceuticals, Inc.*	2,406,988
275,288	Ironwood Pharmaceuticals, Inc.*(1)	4,247,694
2,488	Jounce Therapeutics, Inc.*	55,607
25,625	Loxo Oncology, Inc.*	2,956,356
3,861	Medicines Co.*	127,181
58,242	MyoKardia, Inc.*	2,842,210
6,136	NanoString Technologies, Inc.*	46,081
84,493	Nektar Therapeutics*	8,978,226
67,569	Neurocrine Biosciences, Inc.*	5,603,497
72,177	Portola Pharmaceuticals, Inc.*	2,357,301
76,954	PRA Health Sciences, Inc.*	6,384,104
1,900	Revance Therapeutics, Inc.*	58,520
11,715	Rigel Pharmaceuticals, Inc.*	41,471
33,363	Sage Therapeutics, Inc.*	5,373,778
2,267	Spark Therapeutics, Inc.*	150,960
4,312	Syneos Health, Inc.*	153,076
2,622	Ultragenyx Pharmaceutical, Inc.*	133,696

		86,001,863

	Real Estate - 0.1%
990	Coresite Realty Corp. REIT	99,257
3,732	Corporate Office Properties Trust REIT	96,398
5,580	HFF, Inc. Class A, REIT	277,326
10,194	Sunstone Hotel Investors, Inc. REIT	155,153

		628,134

	Retailing - 3.7%
5,016,400	Allstar Co.*(2)(3)(4)(5)	451,476
838	Burlington Stores, Inc.*	111,580
5,031	Caleres, Inc.	169,042
5,976	Core-Mark Holding Co., Inc.	127,050
3,013	Five Below, Inc.*	220,973
103,378	Floor & Decor Holdings, Inc. Class A*	5,388,061
4,803	Michaels Cos., Inc.*	94,667
87,545	Shutterfly, Inc.*	7,113,031

Hartford Small Company HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

43,094	Tory Burch LLC*(2)(3)(4)(5)	2,356,382
93,179	Wayfair, Inc. Class A*	6,292,378

		22,324,640

	Semiconductors & Semiconductor Equipment - 1.1%
1,717	Advanced Energy Industries, Inc.*	109,716
6,269	Axcelis Technologies, Inc.*	154,218
4,647	Cohu, Inc.	105,998
6,500	Entegris, Inc.	226,200
12,585	FormFactor, Inc.*	171,785
7,138	Integrated Device Technology, Inc.*	218,137
1,539	MKS Instruments, Inc.	177,986
201,063	Tower Semiconductor Ltd.*	5,410,605

		6,574,645

	Software & Services - 23.1%
183,060	2U, Inc.*	15,382,532
4,099	Acxiom Corp.*	93,088
2,686	Aspen Technology, Inc.*	211,899
1,753	Blackbaud, Inc.	178,473
5,230	Blucora, Inc.*	128,658
1,553	CACI International, Inc. Class A*	235,047
338,719	Cloudera, Inc.*	7,309,556
80,462	EPAM Systems, Inc.*	9,214,508
9,803	Etsy, Inc.*	275,072
2,909	ExlService Holdings, Inc.*	162,235
61,891	Fair Isaac Corp.	10,482,479
207,511	Five9, Inc.*	6,181,753
166,630	ForeScout Technologies, Inc.*	5,405,477
114,386	GoDaddy, Inc. Class A*	7,025,588
45,623	GrubHub, Inc.*	4,629,366
115,045	Guidewire Software, Inc.*	9,299,087
84,317	HubSpot, Inc.*	9,131,531
3,428	Instructure, Inc.*	144,490
1,939	LogMeIn, Inc.	224,052
76,903	ManTech International Corp. Class A	4,265,809
2,657	MAXIMUS, Inc.	177,328
326,259	Mimecast Ltd.*	11,559,356
4,167	Nutanix, Inc. Class A*	204,641
274,412	Okta, Inc.*	10,935,318
3,303	Paylocity Holding Corp.*	169,213
3,033	Pegasystems, Inc.	183,951
46,880	Proofpoint, Inc.*	5,327,912
1,814	PTC, Inc.*	141,510
2,002	Q2 Holdings, Inc.*	91,191
2,536	Science Applications International Corp.	199,837
153,988	Trade Desk, Inc. Class A*	7,640,885
1,597	WEX, Inc.*	250,122
101,489	Wix.com Ltd.*	8,073,450
114,549	Zendesk, Inc.*	5,483,461
6,431	Zillow Group, Inc. Class C*	345,988

		140,764,863

	Technology Hardware & Equipment - 4.3%
2,696	ePlus, Inc.*	209,479
4,726	Fabrinet*	148,302
181,889	II-VI, Inc.*	7,439,260
1,720	Itron, Inc.*	123,066
1,172	Lumentum Holdings, Inc.*	74,774
1,382	Rogers Corp.*	165,204
131,818	Zebra Technologies Corp. Class A*	18,347,748

		26,507,833

	Telecommunication Services - 0.4%
8,378	ORBCOMM, Inc.*	78,502
209,873	Vonage Holdings Corp.*	2,235,147

		2,313,649

Hartford Small Company HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

	Transportation - 3.3%
2,205	Genesee & Wyoming, Inc. Class A*		156,092
418,708	JetBlue Airways Corp.*		8,508,148
131,722	Knight-Swift Transportation Holdings, Inc.		6,060,529
6,520	Marten Transport Ltd.		148,656
195,768	Schneider National, Inc. Class B		5,101,714

			19,975,139

	Total Common Stocks (cost $473,900,118)		$587,447,741

Exchange-Traded Funds - 0.2%
	Other Investment Pools & Funds - 0.2%
4,686	iShares Russell 2000 Growth ETF		$893,011

	Total Exchange-Traded Funds (cost $781,056)		$893,011

Preferred Stocks - 2.2%
	Pharmaceuticals, Biotechnology & Life Sciences - 0.0%
92,420	Sancilio & Co., Inc. *(2)(3)(4)(5)		$185,764

	Retailing - 0.4%
74,004	Honest Co. *(2)(3)(4)(5)		2,617,521

	Software & Services - 1.8%
410,300	MarkLogic Corp. Series F *(2)(3)(4)(5)		4,049,661
1,026,132	Zuora, Inc. Series F *(2)(3)(4)(5)		6,690,381

			10,740,042

	Total Preferred Stocks (cost $12,340,141)		$13,543,327

Escrows - 0.1%
	Software & Services - 0.1%
157,023	Veracode, Inc. Escrow*(2)(3)(4)(5)		$631,232

	Total Escrows (cost $—)		$631,232

	Total Long-Term Investments (cost $487,021,315)		$602,515,311

Short-Term Investments - 1.6%
	Other Investment Pools & Funds - 0.5%
3,024,882	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.54%(6)		$3,024,882

	Securities Lending Collateral - 1.1%
333,841	Citibank NA DDCA, 1.50%, 4/2/2018(6)		333,841
6,342,987	Invesco Government & Agency Portfolio, 1.54%(6)		6,342,987

			6,676,828

	Total Short-Term Investments (cost $9,701,710)		$9,701,710

	Total Investments (cost $496,723,025)	100.5%	$612,217,021
	Other Assets and Liabilities	(0.5)%	(2,771,187)

	Total Net Assets	100.0%	$609,445,834

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.

Hartford Small Company HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

(1)	Represents entire or partial securities on loan. See Note 2 for securities lending information.
(2)	Investment valued using significant unobservable inputs.
(3)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2018, the aggregate value of these securities was $18,319,763, which represented 3.0% of total net assets.
(4)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At March 31, 2018, the aggregate fair value of these securities was $18,319,763, which represented 3.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(5)	This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At March 31, 2018, the aggregate value of these securities was $18,319,763, which represented 3.0% of total net assets.
(6)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposits in Custody Account
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

Hartford Small Company HLS Fund
Schedule of Investments March 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$514,609	$514,609	$—	$—
Banks	31,019,328	31,019,328	—	—
Capital Goods	58,574,272	58,574,272	—	—
Commercial & Professional Services	19,406,113	19,406,113	—	—
Consumer Durables & Apparel	41,697,954	41,697,954	—	—
Consumer Services	50,035,009	48,697,663	—	1,337,346
Diversified Financials	305,424	305,424	—	—
Energy	6,306,436	6,306,436	—	—
Food & Staples Retailing	9,035,385	9,035,385	—	—
Food, Beverage & Tobacco	288,517	288,517	—	—
Health Care Equipment & Services	37,133,242	37,133,242	—	—
Insurance	166,532	166,532	—	—
Materials	27,874,154	27,874,154	—	—
Pharmaceuticals, Biotechnology & Life Sciences	86,001,863	86,001,863	—	—
Real Estate	628,134	628,134	—	—
Retailing	22,324,640	19,516,782	—	2,807,858
Semiconductors & Semiconductor Equipment	6,574,645	6,574,645	—	—
Software & Services	140,764,863	140,764,863	—	—
Technology Hardware & Equipment	26,507,833	26,507,833	—	—
Telecommunication Services	2,313,649	2,313,649	—	—
Transportation	19,975,139	19,975,139	—	—
Exchange-Traded Funds	893,011	893,011	—	—
Preferred Stocks	13,543,327	—	—	13,543,327
Escrows	631,232	—	—	631,232
Short-Term Investments	9,701,710	9,701,710	—	—

Total	$612,217,021	$593,897,258	$—	$18,319,763

(1)	For the three-month period ended March 31, 2018 there were no transfers between any levels.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the three-month period ended March 31, 2018:

	Common Stocks	Preferred Stocks	Escrows	Total
Beginning balance	$4,414,933	$12,389,626	$631,232	$17,435,791
Purchases	-	-	-	-
Sales	-	-	-	-
Accrued discounts/(premiums)	-	-	-	-
Total realized gain/(loss)	-	-	-	-
Net change in unrealized appreciation/depreciation	(269,729)	1,153,701	-	883,972
Transfers into Level 3	-	-	-	-
Transfers out of Level 3	-	-	-	-
Ending balance	$4,145,204	$13,543,327	$631,232	$18,319,763

The change in net unrealized appreciation/(depreciation) relating to the Level 3 investments held at March 31, 2018 was $883,972.

Hartford Stock HLS Fund
Schedule of Investments March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.5%
	Banks - 2.4%
232,460	PNC Financial Services Group, Inc.	$35,157,250

	Capital Goods - 10.2%
131,094	General Dynamics Corp.	28,958,665
219,936	Honeywell International, Inc.	31,782,951
108,002	Lockheed Martin Corp.	36,497,116
85,385	Northrop Grumman Corp.	29,809,611
169,251	United Technologies Corp.	21,295,161

		148,343,504

	Consumer Durables & Apparel - 5.7%
919,355	NIKE, Inc. Class B	61,081,946
295,567	VF Corp.	21,907,426

		82,989,372

	Consumer Services - 3.9%
194,335	McDonald’s Corp.	30,390,107
453,904	Starbucks Corp.	26,276,503

		56,666,610

	Diversified Financials - 4.5%
387,621	American Express Co.	36,157,287
54,494	BlackRock, Inc.	29,520,490

		65,677,777

	Energy - 3.6%
301,230	Exxon Mobil Corp.	22,474,770
448,664	Schlumberger Ltd.	29,064,454

		51,539,224

	Food & Staples Retailing - 4.0%
218,247	Costco Wholesale Corp.	41,124,282
259,192	Walgreens Boots Alliance, Inc.	16,969,300

		58,093,582

	Food, Beverage & Tobacco - 7.9%
929,103	Coca-Cola Co.	40,350,944
1,096,907	Diageo plc	37,097,066
337,254	PepsiCo, Inc.	36,811,274

		114,259,284

	Health Care Equipment & Services - 10.4%
481,674	Cardinal Health, Inc.	30,191,326
256,395	Danaher Corp.	25,103,635
170,931	McKesson Corp.	24,079,050
456,204	Medtronic plc	36,596,685
161,327	UnitedHealth Group, Inc.	34,523,978

		150,494,674

	Household & Personal Products - 3.4%
478,622	Colgate-Palmolive Co.	34,307,625
182,376	Procter & Gamble Co.	14,458,769

		48,766,394

	Insurance - 5.2%
315,924	Chubb Ltd.	43,208,926
397,565	Marsh & McLennan Cos., Inc.	32,834,893

		76,043,819

	Materials - 4.3%
223,282	Ecolab, Inc.	30,605,264
216,315	Praxair, Inc.	31,214,254

		61,819,518

	Media - 1.0%
142,414	Walt Disney Co.	14,304,062

Hartford Stock HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

	Pharmaceuticals, Biotechnology & Life Sciences - 5.4%
138,364	Amgen, Inc.		$23,588,295
258,629	Johnson & Johnson		33,143,306
408,618	Merck & Co., Inc.		22,257,423

			78,989,024

	Real Estate - 5.2%
289,411	American Tower Corp. REIT		42,062,995
168,382	Public Storage REIT		33,742,069

			75,805,064

	Retailing - 3.6%
9,440,100	Allstar Co.*(1)(2)(3)(4)		849,609
623,649	TJX Cos., Inc.		50,864,812

			51,714,421

	Software & Services - 9.7%
233,368	Accenture plc Class A		35,821,988
163,558	Automatic Data Processing, Inc.		18,560,562
552,277	Microsoft Corp.		50,406,322
303,643	Visa, Inc. Class A		36,321,775

			141,110,647

	Transportation - 8.1%
607,443	Canadian National Railway Co.		44,395,415
309,584	Union Pacific Corp.		41,617,377
305,451	United Parcel Service, Inc. Class B		31,968,502

			117,981,294

	Total Common Stocks (cost $1,128,601,069)		$1,429,755,520

	Total Long-Term Investments (cost $1,128,601,069)		$1,429,755,520

Short-Term Investments - 1.3%
	Other Investment Pools & Funds - 1.3%
19,656,938	Fidelity Institutional Government Fund, Institutional Class, 1.50%(5)		$19,656,938

	Total Short-Term Investments (cost $19,656,938)		$19,656,938

	Total Investments (cost $1,148,258,007)	99.8%	$1,449,412,458
	Other Assets and Liabilities	0.2%	2,250,710

	Total Net Assets	100.0%	$1,451,663,168

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, this holding is determined to be liquid. At March 31, 2018, the aggregate value of this security was $849,609, which represented 0.1% of total net assets.
(2)	This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At March 31, 2018, the aggregate value of this security was $849,609, which represented 0.1% of total net assets.

Hartford Stock HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

(3)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At March 31, 2018, the aggregate fair value of this security was $849,609, which represented 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(4)	Investment valued using significant unobservable inputs.
(5)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
REIT	Real Estate Investment Trust

Hartford Stock HLS Fund
Schedule of Investments March 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Banks	$35,157,250	$35,157,250	$—	$—
Capital Goods	148,343,504	148,343,504	—	—
Consumer Durables & Apparel	82,989,372	82,989,372	—	—
Consumer Services	56,666,610	56,666,610	—	—
Diversified Financials	65,677,777	65,677,777	—	—
Energy	51,539,224	51,539,224	—	—
Food & Staples Retailing	58,093,582	58,093,582	—	—
Food, Beverage & Tobacco	114,259,284	77,162,218	37,097,066	—
Health Care Equipment & Services	150,494,674	150,494,674	—	—
Household & Personal Products	48,766,394	48,766,394	—	—
Insurance	76,043,819	76,043,819	—	—
Materials	61,819,518	61,819,518	—	—
Media	14,304,062	14,304,062	—	—
Pharmaceuticals, Biotechnology & Life Sciences	78,989,024	78,989,024	—	—
Real Estate	75,805,064	75,805,064	—	—
Retailing	51,714,421	50,864,812	—	849,609
Software & Services	141,110,647	141,110,647	—	—
Transportation	117,981,294	117,981,294	—	—
Short-Term Investments	19,656,938	19,656,938	—	—

Total	$1,449,412,458	$1,411,465,783	$37,097,066	$849,609

(1)	For the three-month period ended March 31, 2018, there were no transfers between any levels.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2018 is not presented.

Hartford Total Return Bond HLS Fund
Schedule of Investments March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 36.4%
	Asset-Backed - Automobile - 0.7%
$ 1,332,624	CIG Automobile Receivables Trust 2.71%, 05/15/2023(1)	$1,325,037
2,625,000	Credit Acceptance Auto Loan Trust 2.65%, 06/15/2026(1)	2,585,368
	First Investors Auto Owner Trust
234,928	1.67%, 11/16/2020(1)	234,835
1,750,000	2.39%, 11/16/2020(1)	1,748,225
1,491,708	Honor Automobile Trust Securitization 2.94%, 11/15/2019(1)	1,492,219
4,665,000	Skopos Auto Receivables Trust 3.19%, 09/15/2021(1)	4,663,596
4,810,000	Westlake Automobile Receivables Trust 3.28%, 12/15/2022(1)	4,784,569

		16,833,849

	Asset-Backed - Finance & Insurance - 20.6%
9,180,000	AMMC CLO Ltd. 3 mo. USD LIBOR + 1.250%, 3.00%, 07/25/2029(1)(2)	9,251,742
9,215,000	Apex Credit CLO Ltd. 3 mo. USD LIBOR + 1.470%, 3.21%, 04/24/2029(1)(2)	9,275,920
6,015,000	Apidos CLO 3 mo. USD LIBOR + 0.980%, 2.72%, 01/19/2025(1)(2)	6,013,322
4,560,000	Atlas Senior Loan Fund X Ltd. 3 mo. USD LIBOR + 1.090%, 2.80%, 01/15/2031(1)(2)	4,561,687
6,700,000	Atrium 3 mo. USD LIBOR + 0.830%, 2.58%, 04/22/2027(1)(2)	6,697,387
719,280	Atrium 3 mo. USD LIBOR + 0.950%, 2.67%, 07/16/2025(1)(2)	719,049
	Avery Point CLO Ltd.
10,050,000	3 mo. USD LIBOR + 1.100%, 2.85%, 04/25/2026(1)(2)	10,048,492
6,875,000	3 mo. USD LIBOR + 1.120%, 2.85%, 01/18/2025(1)(2)	6,872,649
	Babson CLO Ltd.
2,330,000	3 mo. USD LIBOR + 1.150%, 2.90%, 07/20/2025(1)(2)	2,329,634
1,716,000	3 mo. USD LIBOR + 1.320%, 3.04%, 01/15/2026(1)(2)	1,715,679
	Bayview Opportunity Master Fund Trust
4,241,420	2.98%, 10/28/2032(1)(3)	4,221,930
642,528	3.11%, 09/28/2032(1)(3)	639,980
4,588,360	3.35%, 11/28/2032(1)(3)	4,574,040
3,461,174	3.50%, 01/28/2055(1)(4)	3,476,619
4,060,997	3.50%, 06/28/2057(1)(4)	4,079,065
7,852,757	3.50%, 07/28/2057(1)(4)	7,905,192
5,288,750	3.50%, 01/28/2058(1)(4)	5,321,454
3,834,323	3.60%, 02/25/2033(1)(3)	3,836,953
3,004,403	4.00%, 11/28/2053(1)(4)	3,079,129
5,921,303	4.00%, 10/28/2064(1)(4)	6,015,169
980,000	Benefit Street Partners CLO VI Ltd. 3 mo. USD LIBOR + 0.800%, 2.53%, 10/18/2029(1)(2)	979,504
	BlueMountain CLO Ltd.
7,375,000	3 mo. USD LIBOR + 1.010%, 2.73%, 04/15/2025(1)(2)	7,381,276
7,995,000	3 mo. USD LIBOR + 1.260%, 3.03%, 04/30/2026(1)(2)	7,997,766
937,292	Cal Funding Ltd. 3.47%, 10/25/2027(1)	929,321
7,890,000	Carlyle Global Market Strategies CLO Ltd. 3 mo. USD LIBOR + 1.470%, 3.23%, 04/27/2027(1)(2)	7,891,570
7,305,000	CBAM Ltd. 3 mo. USD LIBOR + 1.230%, 2.60%, 10/17/2029(1)(2)	7,352,665
	Cent CLO Ltd.
9,320,000	3 mo. USD LIBOR + 1.100%, 2.85%, 01/25/2026(1)(2)	9,318,537
6,240,000	3 mo. USD LIBOR + 1.210%, 2.97%, 07/27/2026(1)(2)	6,239,207
	CIFC Funding Ltd.
710,900	3 mo. USD LIBOR + 0.850%, 2.57%, 07/16/2030(1)(2)	710,861
8,960,000	3 mo. USD LIBOR + 1.200%, 3.14%, 05/24/2026(1)(2)	8,960,179
6,935,000	3 mo. USD LIBOR + 1.500%, 3.25%, 07/22/2026(1)(2)	6,929,813

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

$ 911,453	Conn’s Receivables Funding LLC 2.73%, 07/15/2020(1)	$909,957
2,130,000	Covenant Credit Partners CLO Ltd. 3 mo. USD LIBOR + 1.850%, 3.57%, 10/15/2029(1)(2)	2,147,134
	Dryden Senior Loan Fund
7,264,000	3 mo. USD LIBOR + 0.820%, 2.66%, 11/15/2028(1)(2)	7,260,746
6,710,000	3 mo. USD LIBOR + 1.430%, 3.15%, 07/15/2027(1)(2)	6,717,280
7,852,000	3 mo. USD LIBOR + 1.430%, 3.15%, 10/15/2028(1)(2)	7,890,074
1,362,093	Fieldstone Mortgage Investment Corp. 1 mo. USD LIBOR + 0.270%, 2.14%, 05/25/2036(2)	1,049,212
3,267,261	First Franklin Mortgage Loan Trust 1 mo. USD LIBOR + 0.240%, 2.11%, 04/25/2036(2)	2,856,126
469,599	GreatAmerica Leasing Receivables Funding LLC 1.72%, 04/22/2019(1)	468,371
3,663,468	GSAMP Trust 1 mo. USD LIBOR + 0.090%, 1.96%, 01/25/2037(2)	2,320,833
2,295,000	Highbridge Loan Management Ltd. 3 mo. USD LIBOR + 1.000%, 2.85%, 02/05/2031(1)(2)	2,302,645
4,578,000	LCM Ltd. 3 mo. USD LIBOR + 1.210%, 2.96%, 07/20/2030(1)(2)	4,596,939
	Lendmark Funding Trust
3,235,000	2.83%, 12/22/2025(1)	3,217,906
4,590,000	3.26%, 04/21/2025(1)	4,588,687
	Madison Park Funding Ltd.
6,435,000	3 mo. USD LIBOR + 1.110%, 2.85%, 01/19/2025(1)(2)	6,433,501
7,200,000	3 mo. USD LIBOR + 1.160%, 2.91%, 07/23/2029(1)(2)	7,204,680
3,582,000	3 mo. USD LIBOR + 1.190%, 2.94%, 10/21/2030(1)(2)	3,607,572
9,860,000	3 mo. USD LIBOR + 1.260%, 3.01%, 07/20/2026(1)(2)	9,857,604
	Magnetite Ltd.
8,310,000	3 mo. USD LIBOR + 1.000%, 2.75%, 07/25/2026(1)(2)	8,310,299
6,595,000	3 mo. USD LIBOR + 1.500%, 3.25%, 07/25/2026(1)(2)	6,590,436
2,285,371	Marlette Funding Trust 2.36%, 12/15/2024(1)	2,277,680
5,809,559	MFRA Trust 3.35%, 11/25/2047(1)(3)	5,771,704
	Nationstar HECM Loan Trust
844,542	1.97%, 05/25/2027(1)	841,570
1,572,293	2.04%, 09/25/2027(1)(4)	1,565,852
560,000	2.94%, 05/25/2027(1)	556,024
	NRZ Advance Receivables Trust
6,250,000	3.11%, 12/15/2050(1)	6,222,168
5,421,000	3.21%, 02/15/2051(1)	5,389,186
	NRZ Excess Spread-Collateralized Notes
5,500,034	3.19%, 01/25/2023(1)	5,469,613
3,373,494	3.27%, 02/25/2023(1)	3,364,270
2,277,457	Oak Hill Advisors Residential Loan Trust 3.00%, 06/25/2057(1)(3)	2,264,037
3,030,000	Oak Hill Credit Partners Ltd. 3 mo. USD LIBOR + 1.130%, 2.88%, 07/20/2026(1)(2)	3,029,100
2,495,000	Oaktree EIF Ltd. 3 mo. USD LIBOR + 1.450%, 3.18%, 07/17/2029(1)(2)	2,520,297
6,780,000	OCP CLO Ltd. 3 mo. USD LIBOR + 0.850%, 2.58%, 04/17/2027(1)(2)	6,776,739
3,715,000	Octagon Investment Partners Ltd. 3 mo. USD LIBOR + 1.320%, 3.07%, 03/17/2030(1)(2)	3,778,229
	OneMain Financial Issuance Trust
7,814,000	2.37%, 09/14/2032(1)	7,680,523
8,818,766	4.10%, 03/20/2028(1)	8,881,807
7,495,000	OZLM Ltd. 3 mo. USD LIBOR + 1.450%, 3.22%, 04/30/2027(1)(2)	7,495,832
	Pretium Mortgage Credit Partners LLC
1,220,663	3.33%, 12/30/2032(1)(4)	1,218,070
1,353,383	3.38%, 01/27/2033(1)(3)	1,349,222
2,410,708	Prosper Marketplace Issuance Trust 2.36%, 11/15/2023(1)	2,401,338

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

$ 5,250,000	SBA Tower Trust 2.90%, 10/15/2044(1)(3)	$5,223,236
466,954	Securitized Asset Backed Receivables LLC Trust 1 mo. USD LIBOR + 0.090%, 1.96%, 07/25/2036(2)	232,774
7,305,000	Shackleton CLO 3 mo. USD LIBOR + 1.160%, 2.89%, 07/17/2026(1)(2)	7,303,159
	SoFi Consumer Loan Program LLC
2,020,312	2.50%, 05/26/2026(1)	1,996,568
1,031,442	2.77%, 05/25/2026(1)	1,024,217
2,514,528	3.05%, 12/26/2025(1)	2,512,356
2,281,077	3.09%, 10/27/2025(1)	2,282,188
1,851,034	3.28%, 01/26/2026(1)	1,854,122
	Sound Point CLO Ltd.
5,225,488	3 mo. USD LIBOR + 1.100%, 2.85%, 01/21/2026(1)(2)	5,225,431
2,575,000	3 mo. USD LIBOR + 1.390%, 3.14%, 01/23/2029(1)(2)	2,586,940
2,137,000	3 mo. USD LIBOR + 4.600%, 6.32%, 07/15/2025(1)(2)	2,130,514
	Springleaf Funding Trust
8,130,000	2.68%, 07/15/2030(1)	8,001,783
4,985,000	2.90%, 11/15/2029(1)	4,962,900
5,340,000	SPS Servicer Advance Receivables Trust 2.75%, 11/15/2049(1)	5,347,136
8,660,000	Symphony CLO Ltd. 3 mo. USD LIBOR + 1.280%, 3.00%, 07/14/2026(1)(2)	8,657,636
	Towd Point Mortgage Trust
9,599,742	2.75%, 10/25/2056(1)(4)	9,491,909
2,593,021	2.75%, 04/25/2057(1)(4)	2,573,828
6,491,074	2.75%, 06/25/2057(1)(4)	6,396,845
4,655,742	2.75%, 07/25/2057(1)(4)	4,612,329
7,660,000	Treman Park CLO Ltd. 3 mo. USD LIBOR + 1.370%, 3.12%, 04/20/2027(1)(2)	7,659,755
4,283,566	U.S. Residential Opportunity Fund Trust 3.35%, 11/27/2037(1)(3)	4,272,344
7,702,181	VOLT LLC 3.38%, 10/25/2047(1)(3)	7,681,167
1,816,290	VOLT LX LLC 3.25%, 06/25/2047(1)(3)	1,808,523
1,555,265	VOLT LXII LLC 3.13%, 09/25/2047(1)(3)	1,546,026
3,227,947	VOLT LXIII LLC 3.00%, 10/25/2047(1)(3)	3,219,761
	Voya CLO Ltd.
7,550,000	3 mo. USD LIBOR + 0.900%, 2.63%, 01/18/2029(1)(2)	7,553,390
2,915,000	3 mo. USD LIBOR + 1.250%, 2.98%, 04/17/2030(1)(2)	2,928,307
2,670,000	3 mo. USD LIBOR + 1.250%, 2.98%, 01/18/2029(1)(2)	2,667,309
4,905,000	3 mo. USD LIBOR + 1.330%, 3.06%, 04/18/2026(1)(2)	4,904,436
4,835,000	3.19%, 04/18/2031(5)	4,835,000
2,074,800	Wendys Funding LLC 3.88%, 03/15/2048(1)	2,055,525
10,785,000	York CLO Ltd. 3 mo. USD LIBOR + 1.630%, 2.73%, 01/20/2030(1)(2)	10,967,062

		477,023,530

	Asset-Backed - Home Equity - 2.0%
	GSAA Home Equity Trust
6,518,877	1 mo. USD LIBOR + 0.080%, 1.95%, 02/25/2037(2)	3,496,238
3,817,137	1 mo. USD LIBOR + 0.100%, 1.97%, 03/25/2037(2)	1,950,306
2,777,195	1 mo. USD LIBOR + 0.180%, 2.05%, 11/25/2036(2)	1,408,789
123,514	1 mo. USD LIBOR + 0.240%, 2.11%, 11/25/2036(2)	75,014
669,943	5.99%, 06/25/2036(4)	333,321
230,908	Morgan Stanley Asset-Backed Securities Capital, Inc. Trust 1 mo. USD LIBOR + 0.150%, 2.02%, 06/25/2036(2)	203,222
1,554,732	Morgan Stanley Mortgage Loan Trust 1 mo. USD LIBOR + 0.170%, 2.04%, 11/25/2036(2)	717,323
	New Residential Mortgage Loan Trust
7,212,212	1 mo. USD LIBOR + 1.500%, 3.37%, 06/25/2057(1)(2)	7,421,760
9,424,951	4.00%, 02/25/2057(1)(4)	9,607,013

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

$ 7,650,163	4.00%, 08/27/2057(1)(4)	$7,766,017
3,206,514	4.00%, 12/25/2057(1)(4)	3,278,277
6,531,000	NRZ Advance Receivables Trust 2.58%, 10/15/2049(1)	6,463,874
	Soundview Home Loan Trust
3,183,748	1 mo. USD LIBOR + 0.180%, 2.05%, 07/25/2037(2)	2,752,788
435,000	1 mo. USD LIBOR + 0.250%, 2.12%, 11/25/2036(2)	382,451

		45,856,393

	Collateralized - Mortgage Obligations - 0.3%
2,347,366	COLT Mortgage Loan Trust 2.61%, 05/27/2047(1)(4)	2,328,268
4,431,525	Consumer Loan Underlying Bond Credit Trust 2.61%, 01/15/2024(1)	4,417,860

		6,746,128

	Commercial Mortgage - Backed Securities - 6.4%
	Banc of America Commercial Mortgage Trust
40,043,241	0.75%, 11/15/2050(4)(6)	2,315,641
4,728,417	0.83%, 11/15/2054(4)(6)	290,500
	BBCMS Mortgage Trust
29,003,416	1.52%, 02/15/2050(4)(6)	2,920,354
8,553,000	1 mo. USD LIBOR + 0.850%, 2.63%, 08/15/2036(1)(2)	8,544,937
1,440,000	3.67%, 02/15/2050	1,453,120
1,105,000	Bear Stearns Commercial Mortgage Securities Trust 5.11%, 10/12/2042(4)	1,005,176
12,024,249	Benchmark Mortgage Trust 0.53%, 01/15/2051(4)(6)	490,244
	CFCRE Commercial Mortgage Trust
1,145,000	3.57%, 06/15/2050	1,139,432
1,000,000	3.84%, 12/10/2054	1,013,727
	Citigroup Commercial Mortgage Trust
23,885,139	1.04%, 07/10/2047(4)(6)	1,207,721
26,516,408	1.11%, 04/10/2048(4)(6)	1,479,510
3,074,752	2.94%, 10/10/2049	2,948,529
975,000	3.62%, 02/10/2049	980,630
1,040,000	3.76%, 06/10/2048	1,060,185
970,000	3.82%, 11/10/2048	989,826
	Commercial Mortgage Pass-Through Certificates
9,715,007	0.78%, 02/10/2047(4)(6)	238,427
535,000	4.24%, 02/10/2047(4)	560,379
1,920,000	4.75%, 10/15/2045(1)(4)	1,249,709
	Commercial Mortgage Trust
4,839,346	0.87%, 08/10/2046(4)(6)	137,161
6,943,526	1.92%, 07/10/2046(1)(4)(6)	241,531
1,035,000	2.54%, 12/10/2045	1,007,701
970,000	2.82%, 10/15/2045	955,045
1,670,000	2.85%, 10/15/2045	1,642,872
1,145,000	3.10%, 03/10/2046	1,139,065
930,000	3.21%, 03/10/2046	932,580
1,760,000	3.35%, 02/10/2048	1,744,320
6,780,000	3.42%, 03/10/2031(1)	6,910,565
1,260,000	3.61%, 06/10/2046(4)	1,282,941
705,000	3.62%, 07/10/2050	712,834
2,120,000	3.69%, 08/10/2047	2,159,072
1,490,000	3.77%, 02/10/2049	1,523,583
1,150,133	3.80%, 08/10/2047	1,179,504
1,485,000	3.83%, 07/15/2047	1,524,085
1,140,000	3.90%, 07/10/2050	1,169,090
575,125	3.96%, 03/10/2047	593,864
1,350,000	4.02%, 07/10/2045	1,397,165
630,000	4.07%, 02/10/2047(4)	655,841
1,045,000	4.21%, 08/10/2046(4)	1,093,401
615,085	4.24%, 07/10/2045(4)	645,692
720,000	4.58%, 10/15/2045(1)(4)	119,534
669,691	Credit Suisse First Boston Mortgage Securities Corp. 4.88%, 04/15/2037	655,386

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

	CSAIL Commercial Mortgage Trust
$ 63,554,341	0.84%, 06/15/2057(4)(6)	$2,731,496
3,878,745	1.04%, 11/15/2048(4)(6)	206,074
11,465,160	1.81%, 01/15/2049(4)(6)	1,149,578
470,000	3.45%, 08/15/2048	468,316
790,000	3.50%, 11/15/2049	784,542
545,000	3.54%, 11/15/2048	550,412
550,000	3.72%, 08/15/2048	556,847
83,000	3.76%, 11/15/2048	84,102
980,000	3.81%, 11/15/2048	1,005,159
7,615,279	DBUBS Mortgage Trust 0.72%, 11/10/2046(1)(4)(6)	109,467
3,079,704	Four Times Square Trust Commercial Mortgage Pass-Through Certificates 5.40%, 12/13/2028(1)	3,253,792
	FREMF Mortgage Trust
4,680,000	3.00%, 10/25/2047(1)(4)	4,659,759
1,055,000	3.65%, 09/25/2024(1)(4)	1,032,254
3,030,000	3.68%, 11/25/2049(1)(4)	2,894,723
1,380,000	3.75%, 11/25/2050(1)(4)	1,333,059
1,340,000	3.94%, 09/25/2049(1)(4)	1,344,738
685,000	3.98%, 03/25/2027(1)(4)	675,896
2,226,000	4.03%, 07/25/2027(1)(4)	2,252,694
2,535,000	4.07%, 05/25/2027(1)(4)	2,557,553
5,485,000	5.28%, 09/25/2043(1)(4)	5,741,422
1,397,325	GE Business Loan Trust 1 mo. USD LIBOR + 1.000%, 2.78%, 05/15/2034(1)(2)	1,303,893
4,340,000	GS Mortgage Securities Corp. 2.95%, 11/05/2034(1)	4,251,872
	GS Mortgage Securities Trust
47,053,155	0.10%, 07/10/2046(4)(6)	205,721
6,682,965	1.35%, 08/10/2044(1)(4)(6)	239,004
1,580,166	3.67%, 04/10/2047(1)	597,587
1,165,000	3.67%, 03/10/2050	1,177,082
785,121	4.07%, 01/10/2047	814,535
2,215,000	4.86%, 04/10/2047(1)(4)	1,469,563
	JP Morgan Chase Commercial Mortgage Securities Trust
2,185,000	2.73%, 10/15/2045(1)(4)	989,718
765,128	2.84%, 12/15/2047	751,709
1,290,924	4.37%, 12/15/2047(1)(4)	1,022,017
	JPMBB Commercial Mortgage Securities Trust
29,086,356	0.82%, 09/15/2047(4)(6)	826,326
8,156,046	0.92%, 05/15/2048(4)(6)	267,390
825,000	2.91%, 10/15/2048	804,330
1,135,000	3.36%, 07/15/2045	1,148,389
810,060	3.61%, 05/15/2048	816,128
14,756	LB-UBS Commercial Mortgage Trust 6.32%, 04/15/2041(4)	14,967
70,167	Lehman Brothers Small Balance Commercial Mortgage Trust 5.52%, 09/25/2030(1)(4)	68,998
	Morgan Stanley Bank of America Merrill Lynch Trust
1,592,591	1.10%, 10/15/2048(4)(6)	96,241
15,912,929	1.12%, 12/15/2047(4)(6)	717,925
1,530,000	3.13%, 12/15/2048	1,523,757
1,320,000	3.18%, 08/15/2045	1,321,773
795,172	4.26%, 10/15/2046(4)	831,805
	Morgan Stanley Capital Trust
35,354,821	0.40%, 09/15/2047(1)(4)(6)	286,653
8,276,398	1.46%, 06/15/2050(4)(6)	755,216
625,000	2.78%, 08/15/2049	591,446
590,000	3.34%, 12/15/2049	582,660
4,920,000	3.47%, 08/11/2033(1)	4,955,356
770,000	3.60%, 12/15/2049	773,740
1,460,000	5.16%, 07/15/2049(1)(4)	1,267,225
920,000	5.28%, 10/12/2052(1)(4)	104,412

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

$ 790,000	SFAVE Commercial Mortgage Securities Trust 3.87%, 01/05/2043(1)(4)	$784,700
	UBS Commercial Mortgage Trust
4,958,578	1.16%, 08/15/2050(4)(6)	385,892
850,000	3.43%, 08/15/2050	840,340
	UBS-Barclays Commercial Mortgage Trust
790,000	2.85%, 12/10/2045	779,433
2,295,000	3.09%, 08/10/2049	2,288,503
2,065,000	3.19%, 03/10/2046	2,066,417
775,000	3.24%, 04/10/2046	778,959
	Wells Fargo Commercial Mortgage Trust
21,336,777	1.17%, 05/15/2048(4)(6)	1,161,606
1,174,098	2.92%, 10/15/2045	1,160,259
419,000	2.92%, 11/15/2049	400,299
345,000	2.94%, 10/15/2049	330,047
805,000	3.29%, 05/15/2048	796,037
440,000	3.41%, 12/15/2047	439,158
775,000	3.45%, 07/15/2050	768,613
790,000	3.56%, 01/15/2059	791,729
1,145,000	3.62%, 09/15/2057	1,152,642
445,000	3.79%, 09/15/2048	452,237
430,000	4.10%, 05/15/2048(4)	383,752
	WF-RBS Commercial Mortgage Trust
255,115	2.88%, 12/15/2045	251,213
1,150,000	3.07%, 03/15/2045	1,141,667
450,000	3.35%, 05/15/2045	445,965
1,015,000	3.61%, 11/15/2047	1,024,518
990,000	3.72%, 05/15/2047	1,007,335
925,000	4.00%, 05/15/2047	954,270
230,000	4.05%, 03/15/2047	238,804
755,286	4.10%, 03/15/2047	785,771
710,000	5.00%, 06/15/2044(1)(4)	520,640
790,000	5.58%, 04/15/2045(1)(4)	769,347
	WFRBS Commercial Mortgage Trust
1,215,000	3.00%, 08/15/2045	1,211,149
1,095,000	4.15%, 08/15/2046(4)	1,139,212

		148,530,714

	Whole Loan Collateral CMO - 6.4%
	Alternative Loan Trust
259,718	1 mo. USD LIBOR + 0.270%, 2.14%, 01/25/2036(2)	246,466
1,292,020	1 mo. USD LIBOR + 0.320%, 2.19%, 11/25/2035(2)	1,164,338
1,183,970	5.75%, 05/25/2036	931,761
	Angel Oak Mortgage Trust LLC
2,864,412	2.48%, 07/25/2047(1)(4)	2,814,176
2,445,920	2.71%, 11/25/2047(1)(4)	2,445,796
846,001	2.81%, 01/25/2047(1)(4)	832,682
	Banc of America Funding Trust
1,719,370	1 mo. USD LIBOR + 0.300%, 2.12%, 05/20/2047(2)	1,586,841
5,021,152	5.77%, 05/25/2037(4)	5,028,834
186,313	5.85%, 01/25/2037(3)	171,629
1,110,931	BCAP LLC Trust 1 mo. USD LIBOR + 0.180%, 2.05%, 03/25/2037(2)	1,063,712
578,124	Bear Stearns Adjustable Rate Mortgage Trust 1 year USD CMT + 2.300%, 3.52%, 10/25/2035(2)	589,756
1,490,328	Bear Stearns Alt-A Trust 1 mo. USD LIBOR + 0.500%, 2.37%, 01/25/2036(2)	1,550,267
513,090	Bear Stearns Mortgage Funding Trust 1 mo. USD LIBOR + 0.180%, 2.05%, 10/25/2036(2)	477,721
	CHL Mortgage Pass-Through Trust
640,548	3.30%, 11/20/2035(4)	582,639
3,255,515	3.47%, 09/25/2047(4)	3,045,189
7,366,760	CIM Trust 3.00%, 04/25/2057(1)(4)	7,307,916
3,332,149	COLT Mortgage Loan Trust 2.93%, 02/25/2048(1)(4)	3,332,014

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

$ 2,404,651	Credit Suisse First Boston Mortgage Securities Corp. 5.50%, 06/25/2035	$2,356,700
2,813,177	CSMC Trust 3.25%, 04/25/2047(1)(4)	2,745,804
	Deephaven Residential Mortgage Trust
2,193,123	2.45%, 06/25/2047(1)(4)	2,144,804
2,746,027	2.58%, 10/25/2047(1)(4)	2,724,738
1,334,662	2.73%, 12/26/2046(1)(4)	1,316,188
	Fannie Mae Connecticut Avenue Securities
2,025,000	1 mo. USD LIBOR + 3.550%, 5.42%, 07/25/2029(2)	2,198,738
4,065,143	1 mo. USD LIBOR + 4.350%, 6.22%, 05/25/2029(2)	4,514,569
1,474,259	1 mo. USD LIBOR + 4.900%, 6.77%, 11/25/2024(2)	1,687,821
819,340	1 mo. USD LIBOR + 5.700%, 7.57%, 04/25/2028(2)	950,363
616,000	1 mo. USD LIBOR + 6.000%, 7.87%, 09/25/2028(2)	737,383
2,534,587	Galton Funding Mortgage Trust 3.50%, 11/25/2057(1)(4)	2,541,760
40,330	GMACM Mortgage Loan Trust 3.90%, 04/19/2036(4)	37,981
	GSR Mortgage Loan Trust
1,436,135	1 mo. USD LIBOR + 0.300%, 2.17%, 01/25/2037(2)	802,644
2,781,990	3.66%, 01/25/2036(4)	2,745,788
	HarborView Mortgage Loan Trust
1,232,805	1 mo. USD LIBOR + 0.190%, 2.00%, 01/19/2038(2)	1,208,097
4,556,289	1 mo. USD LIBOR + 0.240%, 2.05%, 12/19/2036(2)	4,214,728
1,451,555	IndyMac Index Mortgage Loan Trust 3.52%, 03/25/2036(4)	1,300,892
388,222	JP Morgan Mortgage Trust 3.74%, 04/25/2037(4)	377,728
1,570,317	Lehman XS Trust 1 mo. USD LIBOR + 0.210%, 2.08%, 07/25/2046(2)	1,515,134
	LSTAR Securities Investment Ltd.
2,730,127	1 mo. USD LIBOR + 1.650%, 0.03%, 11/01/2022(1)(2)	2,739,228
1,953,712	1 mo. USD LIBOR + 1.750%, 3.41%, 09/01/2022(1)(2)	1,953,761
2,583,377	1 mo. USD LIBOR + 1.550%, 3.44%, 02/01/2023(1)(2)	2,563,423
3,303,751	1 mo. USD LIBOR + 1.750%, 3.64%, 10/01/2022(1)(2)	3,288,583
747,871	1 mo. USD LIBOR + 2.000%, 3.89%, 04/01/2022(1)(2)	748,722
695,696	MASTR Adjustable Rate Mortgages Trust 3.47%, 11/21/2034(4)	713,562
1,899,720	MFA Trust 2.59%, 02/25/2057(1)(4)	1,871,208
	New Residential Mortgage Loan Trust
5,400,347	3.75%, 11/26/2035(1)(4)	5,453,570
4,846,520	3.75%, 11/25/2056(1)(4)	4,891,420
9,080,126	4.00%, 03/25/2057(1)(4)	9,253,821
7,261,611	4.00%, 04/25/2057(1)(4)	7,380,974
6,036,808	4.00%, 05/25/2057(1)(4)	6,145,311
1,733,825	RBSGC Mortgage Loan Trust 6.25%, 01/25/2037	1,707,539
	Residential Accredit Loans, Inc.
3,850,331	2.59%, 11/25/2037(4)	3,349,852
988,022	6.00%, 12/25/2035	962,393
510,940	Sequoia Mortgage Trust 3.53%, 07/20/2037(4)	490,046
	Towd Point Mortgage Trust
4,555,634	2.25%, 04/25/2056(1)(4)	4,482,647
6,880,788	1 mo. USD LIBOR + 0.600%, 2.47%, 02/25/2057(1)(2)	6,877,561
1,100,754	2.75%, 02/25/2055(1)(4)	1,092,074
3,818,471	2.75%, 08/25/2055(1)(4)	3,765,716
904,184	3.00%, 03/25/2054(1)(4)	901,581
	WaMu Mortgage Pass-Through Certificates Trust
4,031,287	12 mo. MTA + 0.820%, 2.02%, 12/25/2046(2)	3,643,816
864,406	1 mo. USD LIBOR + 0.420%, 2.29%, 06/25/2044(2)	839,756
1,531,090	3.16%, 06/25/2037(4)	1,442,328
	Wells Fargo Commercial Mortgage Trust
46,048,336	1.17%, 09/15/2057(4)(6)	2,392,487

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

$ 1,015,000	3.84%, 09/15/2058	$1,036,970

		149,281,946

	Total Asset & Commercial Mortgage Backed Securities (cost $847,905,260)	$844,272,560

Corporate Bonds - 27.6%
	Aerospace/Defense - 0.2%
	DAE Funding LLC
75,000	4.50%, 08/01/2022(1)	$71,156
80,000	5.00%, 08/01/2024(1)	75,700
3,727,000	Lockheed Martin Corp. 4.09%, 09/15/2052	3,614,366

		3,761,222

	Agriculture - 0.8%
	Altria Group, Inc.
5,890,000	2.85%, 08/09/2022	5,767,063
765,000	3.88%, 09/16/2046	714,737
	BAT Capital Corp.
1,415,000	2.30%, 08/14/2020(1)	1,387,337
2,200,000	4.39%, 08/15/2037(1)	2,185,921
2,010,000	BAT International Finance plc 2.75%, 06/15/2020(1)	1,992,836
	Imperial Brands Finance plc
1,420,000	2.05%, 07/20/2018(1)	1,417,046
1,950,000	2.95%, 07/21/2020(1)	1,936,025
1,300,000	3.75%, 07/21/2022(1)	1,305,084
2,640,000	Reynolds American, Inc. 3.25%, 06/12/2020	2,640,254

		19,346,303

	Airlines - 0.1%
1,425,000	Delta Air Lines, Inc. 3.63%, 03/15/2022	1,423,248

	Auto Manufacturers - 0.6%
EUR 400,000	BMW Finance N.V. 1.50%, 06/05/2018(7)	493,665
130,000	BMW US Capital LLC 3 mo. Euribor + 0.200%, 0.00%, 04/20/2018(2)(7)	159,976
$ 2,420,000	Daimler Finance North America LLC 3.00%, 02/22/2021(1)	2,406,229
1,385,000	Ford Motor Co. 5.29%, 12/08/2046	1,354,386
	General Motors Co.
2,220,000	5.40%, 04/01/2048	2,217,613
1,000,000	6.25%, 10/02/2043	1,098,299
1,635,000	6.75%, 04/01/2046	1,898,023
	General Motors Financial Co., Inc.
425,000	3 mo. USD LIBOR + 1.270%, 2.97%, 10/04/2019(2)	429,514
500,000	3.70%, 05/09/2023	496,357
1,760,000	3.95%, 04/13/2024	1,745,057
AUD 790,000	Volkswagen Financial Services Australia Pty Ltd. 4.25%, 04/04/2018(7)	606,965
EUR 200,000	Volkswagen Leasing GmbH 3.25%, 05/10/2018(7)	246,942
CAD 700,000	VW Credit Canada, Inc. 1.60%, 04/04/2018(7)	543,342

		13,696,368

	Auto Parts & Equipment - 0.0%
$ 450,000	Adient Global Holdings Ltd. 4.88%, 08/15/2026(1)	425,250
290,000	Goodyear Tire & Rubber Co. 5.00%, 05/31/2026	282,025

		707,275

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

	Beverages - 0.6%
	Anheuser-Busch InBev Finance, Inc.
$ 3,090,000	3.30%, 02/01/2023	$3,092,271
125,000	3.65%, 02/01/2026	124,256
70,000	4.70%, 02/01/2036	74,065
	Anheuser-Busch InBev Worldwide, Inc.
1,385,000	3.50%, 01/12/2024(5)	1,394,720
2,120,000	3.75%, 07/15/2042	1,945,592
3,155,000	4.75%, 04/15/2058(5)	3,227,033
	Constellation Brands, Inc.
2,295,000	2.65%, 11/07/2022	2,217,725
380,000	2.70%, 05/09/2022	368,634
1,490,000	3.60%, 02/15/2028	1,437,567
245,000	4.50%, 05/09/2047	243,049

		14,124,912

	Biotechnology - 0.2%
1,815,000	Amgen, Inc. 2.65%, 05/11/2022	1,770,936
1,065,000	Celgene Corp. 4.63%, 05/15/2044	1,062,089
835,000	Gilead Sciences, Inc. 3.25%, 09/01/2022	835,792

		3,668,817

	Chemicals - 0.2%
290,000	Chemours Co. (The) 5.38%, 05/15/2027	290,725
1,080,000	LyondellBasell Industries N.V. 4.63%, 02/26/2055	1,054,471
	Methanex Corp.
1,590,000	4.25%, 12/01/2024	1,570,328
625,000	5.65%, 12/01/2044	624,558
290,000	Olin Corp. 5.13%, 09/15/2027	286,012
875,000	Sherwin-Williams Co. 3.13%, 06/01/2024	846,012
265,000	Versum Materials, Inc. 5.50%, 09/30/2024(1)	273,612

		4,945,718

	Commercial Banks - 9.2%
	Banco Bilbao Vizcaya Argentaria S.A.
4,000,000	5 year USD Swap + 3.870%, 6.13%, 11/16/2027(2)(8)	3,878,000
EUR 600,000	5 year EUR Swap + 9.177%, 8.88%, 04/14/2021(2)(7)(8)	873,682
$ 200,000	5 year USD Swap + 8.262%, 9.00%, 05/09/2018(2)(7)(8)	201,076
EUR 2,600,000	Banco de Sabadell S.A. 5 year EUR Swap + 6.414%, 6.50%, 05/18/2022(2)(7)(8)	3,386,538
$ 3,600,000	Banco Santander S.A. 3.80%, 02/23/2028	3,476,185
	Bank of America Corp.
5,785,000	3 mo. USD LIBOR + 1.160%, 3.12%, 01/20/2023(2)	5,727,136
6,005,000	3 mo. USD LIBOR + 0.810%, 3.37%, 01/23/2026(2)	5,841,647
4,620,000	3 mo. USD LIBOR + 1.512%, 3.71%, 04/24/2028(2)	4,542,893
1,020,000	4.00%, 01/22/2025	1,017,993
40,000	4.18%, 11/25/2027	39,654
2,285,000	4.20%, 08/26/2024	2,320,819
2,925,000	7.75%, 05/14/2038	4,049,773
2,220,000	Barclays Bank plc 2.65%, 01/11/2021	2,188,237
1,450,000	Barclays plc 5 year USD Swap + 6.772%, 7.88%, 03/15/2022(2)(7)(8)	1,539,906
	BNP Paribas S.A.
1,065,000	2.95%, 05/23/2022(1)	1,043,893
2,890,000	3.38%, 01/09/2025(1)	2,795,461
1,505,000	5 year USD Swap + 2.838%, 5.13%, 11/15/2027(1)(2)(8)	1,378,956
1,940,000	5 year USD Swap + 6.314%, 7.63%, 03/30/2021(1)(2)(8)	2,083,075

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

	BPCE S.A.
$ 1,265,000	2.75%, 01/11/2023(1)	$1,221,116
1,245,000	3.00%, 05/22/2022(1)	1,219,398
1,275,000	Branch Banking & Trust Co. 1.45%, 05/10/2019	1,256,656
EUR 400,000	Caixa Geral de Depositos S.A. 5 year EUR Swap + 10.925%, 10.75%, 03/30/2022(2)(7)(8)	569,216
1,200,000	CaixaBank S.A. 5 year EUR Swap + 6.498%, 6.75%, 06/13/2024(2)(7)(8)	1,671,998
	Citigroup, Inc.
$ 1,025,000	2.50%, 09/26/2018	1,024,694
2,675,000	2.70%, 03/30/2021	2,636,834
1,300,000	2.70%, 10/27/2022	1,257,555
2,960,000	3 mo. USD LIBOR + 1.100%, 2.99%, 05/17/2024(2)	2,986,594
1,085,000	3 mo. USD LIBOR + 1.151%, 3.52%, 10/27/2028(2)	1,047,413
4,190,000	4.45%, 09/29/2027	4,239,598
486,000	4.65%, 07/30/2045	517,818
1,580,000	4.75%, 05/18/2046	1,605,507
	Credit Agricole S.A.
1,750,000	5 year USD Swap +1.644%, 4.00%, 01/10/2033(1)(2)	1,665,446
5,250,000	5 year USD Swap + 6.185%, 8.13%, 12/23/2025(1)(2)(8)	5,980,737
4,835,000	Credit Suisse Group AG 5 year USD Swap + 3.455%, 6.25%, 12/18/2024(1)(2)(8)	4,961,919
	Deutsche Bank AG
2,285,000	2.70%, 07/13/2020	2,236,581
1,800,000	3.30%, 11/16/2022	1,749,703
	Goldman Sachs Group, Inc.
590,000	2.00%, 04/25/2019	585,230
1,340,000	2.35%, 11/15/2021	1,292,076
2,720,000	2.88%, 02/25/2021	2,692,181
2,235,000	3 mo. USD LIBOR + 0.821%, 2.88%, 10/31/2022(2)	2,187,912
550,000	3 mo. USD LIBOR + 1.160%, 2.91%, 04/23/2020(2)	557,701
3,040,000	3 mo. USD LIBOR + 0.990%, 2.91%, 07/24/2023(2)	2,956,482
4,430,000	3 mo. USD LIBOR + 1.510%, 3.69%, 06/05/2028(2)	4,294,764
3,860,000	3 mo. USD LIBOR + 1.158%, 3.81%, 04/23/2029(2)	3,783,860
CAD 1,205,000	5.00%, 05/03/2018	938,064
$ 3,687,000	6.00%, 06/15/2020	3,901,527
1,635,000	6.25%, 02/01/2041	2,073,212
2,170,000	6.75%, 10/01/2037	2,718,388
	HSBC Holdings plc
1,305,000	2.95%, 05/25/2021	1,291,942
3,095,000	3.40%, 03/08/2021	3,109,356
3,010,000	4.25%, 08/18/2025	2,986,664
2,925,000	5 year USD ICE Swap + 3.746%, 6.00%, 05/22/2027(2)(8)	2,850,412
2,000,000	3 mo. USD LIBOR + 3.453%, 6.25%, 03/23/2023(2)(8)	2,045,000
	Intesa Sanpaolo S.p.A.
1,015,000	3.38%, 01/12/2023(1)	990,881
1,410,000	3.88%, 01/12/2028(1)	1,329,874
2,025,000	5 year USD Swap + 5.462%, 7.70%, 09/17/2025(1)(2)(8)	2,121,188
EUR 525,000	5 year EUR Swap + 7.192%, 7.75%, 01/11/2027(2)(7)(8)	788,801
	JP Morgan Chase & Co.
$ 1,840,000	2.30%, 08/15/2021	1,789,009
6,670,000	2.40%, 06/07/2021	6,510,703
275,000	2.55%, 10/29/2020	271,589
2,890,000	2.70%, 05/18/2023	2,788,198
955,000	3 mo. USD LIBOR + 1.230%, 2.97%, 10/24/2023(2)	969,036
2,665,000	3 mo. USD LIBOR + 1.155%, 3.22%, 03/01/2025(2)	2,597,817
2,500,000	3 mo. USD LIBOR + 0.945%, 3.51%, 01/23/2029(2)	2,426,754
	Morgan Stanley
3,220,000	2.50%, 04/21/2021	3,155,064
1,255,000	3 mo. USD LIBOR + 0.850%, 2.59%, 01/24/2019(2)	1,260,309
3,240,000	2.75%, 05/19/2022	3,159,714
5,935,000	3 mo. USD LIBOR + 1.340%, 3.59%, 07/22/2028(2)	5,740,690
2,120,000	3.63%, 01/20/2027	2,075,083
2,110,000	3.95%, 04/23/2027	2,054,456
3,275,000	4.00%, 07/23/2025	3,305,494

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

EUR 100,000	Nordea Bank AB 1.38%, 04/12/2018(7)	$123,087
	Royal Bank of Canada
CAD 200,000	1 mo. CAD CDOR + 15.000%, 1.78%, 08/01/2018(2)	155,293
250,000	3 mo. CAD CDOR + 0.150%, 1.83%, 07/30/2018(2)	194,155
$ 4,900,000	2.15%, 10/26/2020	4,793,346
685,000	Royal Bank of Scotland Group plc 5 year USD Swap + 7.598%, 8.63%, 08/15/2021(2)(8)	744,081
3,650,000	Santander Holdings USA, Inc. 3.70%, 03/28/2022	3,657,698
3,275,000	Societe Generale S.A. 5 year USD Swap + 6.238%, 7.38%, 09/13/2021(1)(2)(8)	3,483,781
GBP 250,000	Standard Chartered Bank 7.75%, 04/03/2018(7)	350,750
$ 3,655,000	UBS AG 2.45%, 12/01/2020(1)	3,588,654
	UBS Group AG
3,950,000	5 year USD ICE Swap + 5.497%, 6.88%, 03/22/2021(2)(7)(8)	4,139,600
1,620,000	5 year USD Swap + 5.464%, 7.13%, 02/19/2020(2)(7)(8)	1,684,800
3,045,000	UBS Group Funding Switzerland AG 2.65%, 02/01/2022(1)	2,952,336
	UniCredit S.p.A.
EUR 1,215,000	5 year USD Swap + 4.925%, 5.38%, 06/03/2025(2)(7)(8)	1,493,128
575,000	5 year EUR Swap + 6.387%, 6.63%, 06/03/2023(2)(7)(8)	767,647
$ 400,000	5 year USD Swap + 5.180%, 8.00%, 06/03/2024(2)(7)(8)	416,500
	Wells Fargo & Co.
1,795,000	2.63%, 07/22/2022	1,736,293
1,655,000	3.00%, 04/22/2026	1,553,796
665,000	3.00%, 10/23/2026	622,743
4,800,000	3.07%, 01/24/2023	4,720,206
4,485,000	3 mo. USD LIBOR + 1.310%, 3.58%, 05/22/2028(2)	4,376,375
1,370,000	4.40%, 06/14/2046	1,329,697
2,440,000	4.90%, 11/17/2045	2,557,939
890,000	5.61%, 01/15/2044	1,020,447

		214,295,490

	Commercial Services - 0.3%
6,128,000	Acwa Power Management And Investments One Ltd. 5.95%, 12/15/2039(1)	6,312,943
	Ashtead Capital, Inc.
200,000	4.13%, 08/15/2025(1)	192,000
200,000	4.38%, 08/15/2027(1)	190,000
445,000	Cardtronics, Inc. 5.13%, 08/01/2022	433,759
400,000	United Rentals North America, Inc. 5.50%, 07/15/2025	409,500

		7,538,202

	Construction Materials - 0.0%
	Standard Industries, Inc.
60,000	5.38%, 11/15/2024(1)	60,750
930,000	6.00%, 10/15/2025(1)	953,250

		1,014,000

	Diversified Financial Services - 0.2%
2,425,000	American Express Co. 3.40%, 02/27/2023	2,416,818
CAD 610,000	Cadillac Fairview Finance Trust 3.64%, 05/09/2018	474,520
	Navient Corp.
$ 660,000	5.88%, 03/25/2021	674,850
390,000	7.25%, 01/25/2022	411,938

		3,978,126

	Electric - 1.2%
	AES Corp.
3,015,000	4.00%, 03/15/2021	3,026,306

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

$ 220,000	4.50%, 03/15/2023	$224,004
620,000	4.88%, 05/15/2023	630,850
50,000	5.13%, 09/01/2027	50,875
1,180,000	Berkshire Hathaway Energy Co. 3.25%, 04/15/2028(1)	1,138,810
1,605,000	DTE Energy Co. 1.50%, 10/01/2019	1,568,358
1,525,000	Duke Energy Carolinas LLC 4.25%, 12/15/2041	1,585,843
915,000	Duke Energy Corp. 3.75%, 09/01/2046	825,301
1,525,000	Duke Energy Florida LLC 3.40%, 10/01/2046	1,386,076
1,495,000	Duke Energy Progress LLC 4.38%, 03/30/2044	1,608,882
125,000	Emera U.S. Finance L.P. 4.75%, 06/15/2046	125,448
EUR 475,000	Enel Finance International N.V. 3.63%, 04/17/2018(7)	585,270
$ 3,000,000	Exelon Corp. 2.85%, 06/15/2020	2,973,083
510,000	FirstEnergy Corp. 4.25%, 03/15/2023	522,270
645,000	Fortis, Inc. 2.10%, 10/04/2021	616,589
1,590,000	IPALCO Enterprises, Inc. 3.70%, 09/01/2024	1,556,741
565,000	Oncor Electric Delivery Co. LLC 7.00%, 09/01/2022	652,446
2,760,000	Pacific Gas & Electric Co. 6.05%, 03/01/2034	3,289,773
2,275,000	South Carolina Electric & Gas Co. 4.50%, 06/01/2064	2,195,821
	Southern Co.
1,360,000	1.85%, 07/01/2019	1,341,722
2,450,000	2.75%, 06/15/2020	2,429,241
625,000	2.95%, 07/01/2023	607,065

		28,940,774

	Electronics - 0.1%
1,375,000	Fortive Corp. 2.35%, 06/15/2021	1,336,765

	Engineering & Construction - 0.5%
1,215,000	Mexico City Airport Trust 3.88%, 04/30/2028(1)	1,114,908
	SBA Tower Trust
4,815,000	3.17%, 04/09/2047(1)	4,746,732
4,540,000	3.45%, 03/15/2048(1)	4,543,543

		10,405,183

	Entertainment - 0.0%
275,000	GLP Capital L.P. / GLP Financing II, Inc. 5.38%, 04/15/2026	279,125
	WMG Acquisition Corp.
445,000	4.88%, 11/01/2024(1)	441,662
260,000	5.00%, 08/01/2023(1)	260,325

		981,112

	Food - 0.1%
985,000	Kraft Heinz Foods Co. 4.38%, 06/01/2046	903,230
1,730,000	Sysco Corp. 2.50%, 07/15/2021	1,697,543
220,000	TreeHouse Foods, Inc. 6.00%, 02/15/2024(1)	221,375

		2,822,148

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

	Food Service - 0.0%
$ 585,000	Aramark Services, Inc. 5.00%, 02/01/2028(1)	$572,569

	Gas - 0.1%
	AmeriGas Partners L.P. / AmeriGas Finance Corp.
70,000	5.63%, 05/20/2024	69,563
375,000	5.88%, 08/20/2026	366,562
1,640,000	Sempra Energy 2.40%, 02/01/2020	1,622,495

		2,058,620

	Healthcare-Products - 0.4%
	Becton Dickinson and Co.
4,645,000	3.36%, 06/06/2024	4,470,807
2,610,000	3.70%, 06/06/2027	2,519,893
2,385,000	Boston Scientific Corp. 4.00%, 03/01/2028	2,388,279
855,000	Thermo Fisher Scientific, Inc. 3.00%, 04/15/2023	833,164

		10,212,143

	Healthcare-Services - 0.5%
855,000	Aetna, Inc. 2.80%, 06/15/2023	821,524
	Anthem, Inc.
3,625,000	3.50%, 08/15/2024	3,554,683
2,305,000	3.65%, 12/01/2027	2,228,477
410,000	4.63%, 05/15/2042	415,385
	Community Health Systems, Inc.
535,000	5.13%, 08/01/2021(9)	497,550
90,000	6.25%, 03/31/2023	82,912
430,000	LifePoint Health, Inc. 5.88%, 12/01/2023	434,171
280,000	Tenet Healthcare Corp. 6.00%, 10/01/2020	289,450
	UnitedHealth Group, Inc.
1,260,000	3.75%, 07/15/2025	1,276,271
370,000	4.25%, 04/15/2047	377,997
670,000	4.75%, 07/15/2045	737,310

		10,715,730

	Home Builders - 0.1%
595,000	Lennar Corp. 4.75%, 11/29/2027(1)	569,712
285,000	PulteGroup, Inc. 5.50%, 03/01/2026	293,693
575,000	Toll Brothers Finance Corp. 4.88%, 11/15/2025	567,812

		1,431,217

	Insurance - 0.2%
1,335,000	American International Group, Inc. 4.70%, 07/10/2035	1,379,146
835,000	CNO Financial Group, Inc. 5.25%, 05/30/2025	830,825
	Genworth Holdings, Inc.
20,000	4.80%, 02/15/2024	16,300
380,000	4.90%, 08/15/2023	311,600
15,000	7.63%, 09/24/2021	14,437
338,000	Massachusetts Mutual Life Insurance Co. 8.88%, 06/01/2039(1)	531,183
345,000	MGIC Investment Corp. 5.75%, 08/15/2023	361,387
1,035,000	Willis North America, Inc. 3.60%, 05/15/2024	1,018,117

		4,462,995

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

	Internet - 0.5%
	Alibaba Group Holding Ltd.
$ 3,400,000	3.40%, 12/06/2027	$3,226,957
630,000	4.00%, 12/06/2037	596,112
1,050,000	4.20%, 12/06/2047	1,007,270
	Amazon.com, Inc.
730,000	2.80%, 08/22/2024(1)	708,322
2,885,000	3.88%, 08/22/2037(1)	2,874,785
	Tencent Holdings Ltd.
2,345,000	2.99%, 01/19/2023(1)	2,285,304
1,210,000	3.60%, 01/19/2028(1)	1,165,447

		11,864,197

	Iron/Steel - 0.3%
525,000	ArcelorMittal 6.13%, 06/01/2025	570,938
285,000	Commercial Metals Co 5.38%, 07/15/2027	280,725
	Steel Dynamics, Inc.
785,000	4.13%, 09/15/2025	747,712
275,000	5.50%, 10/01/2024	283,580
	Vale Overseas Ltd.
3,910,000	6.25%, 08/10/2026	4,379,200
405,000	6.88%, 11/10/2039	479,925

		6,742,080

	IT Services - 0.2%
	Apple, Inc.
865,000	3.35%, 02/09/2027	854,543
1,995,000	3.45%, 02/09/2045	1,840,947
250,000	3.85%, 08/04/2046	244,623
	Hewlett Packard Enterprise Co.
945,000	4.90%, 10/15/2025	981,148
1,035,000	6.35%, 10/15/2045	1,105,795

		5,027,056

	Machinery - Construction & Mining - 0.0%
365,000	Oshkosh Corp. 5.38%, 03/01/2025	375,950

	Media - 2.0%
	21st Century Fox America, Inc.
1,225,000	6.15%, 03/01/2037	1,517,062
1,175,000	6.20%, 12/15/2034	1,459,848
	CCO Holdings LLC / CCO Holdings Capital Corp.
40,000	5.13%, 02/15/2023	40,260
150,000	5.13%, 05/01/2027(1)	142,410
145,000	5.75%, 02/15/2026(1)	144,276
	Charter Communications Operating LLC / Charter Communications Operating Capital
6,120,000	4.20%, 03/15/2028	5,858,252
3,420,000	6.48%, 10/23/2045	3,754,087
195,000	Comcast Corp. 3.40%, 07/15/2046	167,543
	Cox Communications, Inc.
3,425,000	3.15%, 08/15/2024(1)	3,284,631
45,000	3.85%, 02/01/2025(1)	45,048
600,000	4.80%, 02/01/2035(1)	588,787
430,000	CSC Holdings LLC 5.50%, 04/15/2027(1)	411,725
	Discovery Communications LLC
1,590,000	3.80%, 03/13/2024	1,571,169
895,000	4.90%, 03/11/2026	927,712
555,000	DISH DBS Corp. 5.88%, 11/15/2024	494,644
545,000	Liberty Interactive LLC 8.25%, 02/01/2030	586,216
1,715,000	NBCUniversal Media LLC 5.95%, 04/01/2041	2,101,450

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

$ 1,057,000	Scripps Networks Interactive, Inc. 3.95%, 06/15/2025	$1,050,804
520,000	TEGNA, Inc. 5.50%, 09/15/2024(1)	530,400
1,350,000	Time Warner Cable LLC 8.75%, 02/14/2019	1,413,646
5,520,000	Time Warner Entertainment Co. L.P. 8.38%, 07/15/2033	7,183,486
	Time Warner, Inc.
165,000	2.95%, 07/15/2026	151,114
3,250,000	3.80%, 02/15/2027	3,142,198
165,000	3.88%, 01/15/2026	161,638
	Viacom, Inc.
5,595,000	4.25%, 09/01/2023	5,678,303
875,000	4.38%, 03/15/2043	784,100
55,000	3 mo. USD LIBOR + 3.895%, 5.88%, 02/28/2057(2)	55,069
79,000	3 mo. USD LIBOR + 3.899%, 6.25%, 02/28/2057(2)	80,185
550,000	Videotron Ltd. 5.38%, 06/15/2024(1)	567,875
2,120,000	Vrio Finco LLC / Vrio Finco, Inc. 6.25%, 04/04/2023(1)(5)	2,141,200

		46,035,138

	Mining - 0.3%
	Anglo American Capital plc
1,250,000	3.63%, 05/14/2020(1)	1,254,288
1,835,000	3.75%, 04/10/2022(1)	1,829,128
1,805,000	4.13%, 09/27/2022(1)	1,827,113
940,000	Corp. Nacional del Cobre de Chile 3.63%, 08/01/2027(1)	913,013
285,000	FMG Resources August 2006 Pty Ltd. 5.13%, 05/15/2024(1)	281,079
200,000	Glencore Finance Europe Ltd. 3 mo. USD LIBOR + 1.200%, 2.99%, 05/06/2018(2)(7)	200,153
	Glencore Funding LLC
60,000	2.13%, 04/16/2018(7)	59,988
125,000	3 mo. USD LIBOR + 1.360%, 3.08%, 01/15/2019(2)(7)	125,650
560,000	Kaiser Aluminum Corp. 5.88%, 05/15/2024	579,600

		7,070,012

	Miscellaneous Manufacturing - 0.1%
1,255,000	Ingersoll-Rand Global Holding Co., Ltd. 2.90%, 02/21/2021	1,251,833

	Office/Business Equipment - 0.1%
2,845,000	Pitney Bowes, Inc. 4.70%, 04/01/2023	2,667,187

	Oil & Gas - 2.1%
150,000	Aker BP ASA 5.88%, 03/31/2025(1)	151,875
	Anadarko Petroleum Corp.
200,000	3.45%, 07/15/2024	194,168
485,000	4.50%, 07/15/2044	465,471
270,000	6.60%, 03/15/2046	339,469
1,045,000	Andeavor 3.80%, 04/01/2028	996,861
280,000	Antero Resources Corp. 5.63%, 06/01/2023	285,600
3,385,000	Canadian Natural Resources Ltd. 3.85%, 06/01/2027	3,310,122
	Continental Resources, Inc.
3,310,000	4.38%, 01/15/2028(1)	3,227,250
80,000	4.90%, 06/01/2044	76,600
110,000	5.00%, 09/15/2022	111,513
1,335,000	EnCana Corp. 3.90%, 11/15/2021	1,354,923

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

	Hess Corp.
$ 2,490,000	4.30%, 04/01/2027	$2,437,028
105,000	6.00%, 01/15/2040	110,857
2,425,000	Kerr-McGee Corp. 6.95%, 07/01/2024	2,800,987
	Marathon Oil Corp.
1,005,000	2.70%, 06/01/2020	990,133
805,000	4.40%, 07/15/2027	817,356
295,000	MEG Energy Corp. 6.50%, 01/15/2025(1)(9)	286,150
	Petrobras Global Finance B.V.
4,915,000	5.63%, 05/20/2043	4,288,337
1,250,000	6.75%, 01/27/2041	1,218,750
	Petroleos Mexicanos
990,000	5.35%, 02/12/2028(1)	976,536
620,000	6.35%, 02/12/2048(1)	599,075
45,000	6.50%, 03/13/2027	48,060
2,730,000	6.63%, 06/15/2035	2,820,581
3,995,000	6.75%, 09/21/2047	4,042,461
2,215,000	Phillips 66 3.90%, 03/15/2028	2,206,971
2,090,000	Pioneer Natural Resources Co. 7.50%, 01/15/2020	2,248,803
	QEP Resources, Inc.
385,000	5.25%, 05/01/2023	370,578
10,000	5.38%, 10/01/2022	9,988
1,840,000	Shell International Finance B.V. 4.38%, 05/11/2045	1,955,375
	SM Energy Co.
255,000	6.13%, 11/15/2022	255,000
70,000	6.75%, 09/15/2026	69,300
295,000	Sunoco L.P. / Sunoco Finance Corp. 5.50%, 02/15/2026(1)	284,675
2,320,000	Tullow Oil PLC 7.00%, 03/01/2025(1)	2,320,000
2,015,000	Valero Energy Corp. 3.40%, 09/15/2026	1,933,349
	WPX Energy, Inc.
190,000	5.25%, 09/15/2024	187,150
265,000	6.00%, 01/15/2022	272,288
ARS 93,580,252	YPF S.A. 16.50%, 05/09/2022(1)	4,389,255

		48,452,895

	Packaging & Containers - 0.0%
$ 695,000	Owens-Brockway Glass Container, Inc. 5.88%, 08/15/2023(1)	719,325
295,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.13%, 07/15/2023(1)	297,861

		1,017,186

	Pharmaceuticals - 1.2%
2,090,000	Allergan Funding SCS 3.45%, 03/15/2022	2,072,132
316,000	Baxalta, Inc. 3.60%, 06/23/2022	315,028
6,145,000	Cardinal Health, Inc. 2.62%, 06/15/2022	5,940,360
	CVS Health Corp.
7,365,000	3.13%, 03/09/2020	7,372,428
3,855,000	4.10%, 03/25/2025	3,882,177
1,640,000	5.05%, 03/25/2048	1,724,930
	Mylan N.V.
990,000	3.00%, 12/15/2018	989,985
1,040,000	3.15%, 06/15/2021	1,025,493
1,705,000	3.75%, 12/15/2020	1,716,614

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

$ 590,000	Mylan, Inc. 5.20%, 04/15/2048(1)(5)	$595,339
280,000	Quintiles IMS, Inc. 4.88%, 05/15/2023(1)	285,250
2,440,000	Shire Acquisitions Investments Ireland DAC 2.40%, 09/23/2021	2,355,874
	Valeant Pharmaceuticals International, Inc.
315,000	6.50%, 03/15/2022(1)	325,237
140,000	7.00%, 03/15/2024(1)	145,950

		28,746,797

	Pipelines - 1.0%
	Andeavor Logistics L.P. / Tesoro Logistics Finance Corp.
225,000	3.50%, 12/01/2022	221,111
1,970,000	4.25%, 12/01/2027	1,920,512
211,000	6.25%, 10/15/2022	221,297
	DCP Midstream Operating L.P.
241,000	4.95%, 04/01/2022	242,205
215,000	5.60%, 04/01/2044	217,419
995,000	Enbridge, Inc. 3.70%, 07/15/2027	953,785
555,000	Energy Transfer Equity L.P. 5.50%, 06/01/2027	556,387
175,000	Energy Transfer L.P. 5.95%, 10/01/2043	175,804
1,285,000	Kinder Morgan, Inc. 5.55%, 06/01/2045	1,348,554
	MPLX L.P.
875,000	4.00%, 03/15/2028	862,326
1,740,000	4.13%, 03/01/2027	1,723,996
510,000	4.70%, 04/15/2048	496,790
325,000	5.20%, 03/01/2047	339,621
845,000	Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	832,710
	Sunoco Logistics Partners Operations L.P.
665,000	4.00%, 10/01/2027	629,973
1,550,000	4.25%, 04/01/2024	1,541,223
175,000	5.30%, 04/01/2044	162,783
180,000	5.35%, 05/15/2045	167,690
3,145,000	5.40%, 10/01/2047	2,996,136
	Texas Eastern Transmission L.P.
2,080,000	2.80%, 10/15/2022(1)	1,997,607
475,000	3.50%, 01/15/2028(1)	453,531
2,140,000	Valero Energy Partners L.P. 4.50%, 03/15/2028	2,152,555
1,705,000	Western Gas Partners L.P. 4.50%, 03/01/2028	1,708,473
	Williams Cos., Inc.
385,000	3.70%, 01/15/2023	374,413
70,000	4.55%, 06/24/2024	70,488
70,000	5.75%, 06/24/2044	74,025
570,000	Williams Partners L.P. 4.30%, 03/04/2024	577,788

		23,019,202

	Real Estate Investment Trusts - 0.1%
	Crown Castle International Corp.
1,500,000	3.15%, 07/15/2023	1,452,862
600,000	3.20%, 09/01/2024	575,275
650,000	Equinix, Inc. 5.88%, 01/15/2026	677,625
62,306	VICI Properties LLC / VICI FC, Inc. 8.00%, 10/15/2023	69,004

		2,774,766

	Retail - 0.5%
	CVS Health Corp.

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

$ 4,043,000	2.80%, 07/20/2020	$4,014,147
883,000	3.88%, 07/20/2025	875,334
1,690,000	5.13%, 07/20/2045	1,792,537
1,060,000	Home Depot, Inc. 3.50%, 09/15/2056	946,538
270,000	Lowe’s Cos., Inc. 3.70%, 04/15/2046	251,045
1,950,000	McDonald’s Corp. 3.35%, 04/01/2023(9)	1,960,800
315,000	Suburban Propane Partners L.P. / Suburban Energy Finance Corp. 5.88%, 03/01/2027	298,463
445,000	United Rentals North America, Inc. 4.88%, 01/15/2028	429,425

		10,568,289

	Semiconductors - 0.4%
	Broadcom Corp. / Broadcom Cayman Finance Ltd.
1,900,000	3.00%, 01/15/2022	1,864,368
745,000	3.13%, 01/15/2025	704,256
3,715,000	3.63%, 01/15/2024	3,654,555
1,115,000	Intel Corp. 4.10%, 05/19/2046	1,143,394
525,000	Sensata Technologies B.V. 5.00%, 10/01/2025(1)	517,125
310,000	Sensata Technologies UK Financing Co. plc 6.25%, 02/15/2026(1)	325,795

		8,209,493

	Software - 0.4%
	First Data Corp.
100,000	5.00%, 01/15/2024(1)	100,000
480,000	5.38%, 08/15/2023(1)	488,400
	Microsoft Corp.
180,000	3.30%, 02/06/2027	178,699
1,620,000	3.70%, 08/08/2046	1,598,404
1,795,000	3.95%, 08/08/2056	1,784,155
465,000	MSCI, Inc. 5.75%, 08/15/2025(1)	485,785
50,000	Open Text Corp. 5.88%, 06/01/2026(1)	51,422
945,000	Oracle Corp. 4.00%, 11/15/2047	931,495
3,810,000	Western Digital Corp. 4.75%, 02/15/2026	3,801,618

		9,419,978

	Telecommunications - 2.4%
	AT&T, Inc.
620,000	4.10%, 02/15/2028(1)	615,615
120,000	4.13%, 02/17/2026	120,291
715,000	4.25%, 03/01/2027	722,781
4,889,000	4.30%, 02/15/2030(1)	4,861,074
945,000	4.50%, 05/15/2035	928,135
3,640,000	4.75%, 05/15/2046	3,535,329
5,525,000	5.15%, 02/14/2050	5,581,196
205,000	5.80%, 02/15/2019	210,189
7,400,000	GTP Acquisition Partners LLC 3.48%, 06/15/2050(1)	7,164,828
	Nokia Oyj
1,935,000	4.38%, 06/12/2027	1,816,481
575,000	6.63%, 05/15/2039	613,813
420,000	Sprint Communications, Inc. 7.00%, 03/01/2020(1)	441,000
425,000	Sprint Corp. 7.13%, 06/15/2024	414,375

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

$ 5,350,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 5.15%, 03/20/2028(1)	$5,378,355
	Telecom Italia Capital S.A.
265,000	6.00%, 09/30/2034	274,858
160,000	7.72%, 06/04/2038	195,632
4,430,000	Telecom Italia S.p.A. 5.30%, 05/30/2024(1)	4,507,525
	Telefonica Emisiones SAU
555,000	4.67%, 03/06/2038	561,389
925,000	4.90%, 03/06/2048	941,126
3,100,000	5.88%, 07/15/2019	3,215,172
	Verizon Communications, Inc.
3,353,000	4.27%, 01/15/2036	3,209,707
3,185,000	4.40%, 11/01/2034	3,145,512
1,280,000	4.50%, 08/10/2033	1,295,772
1,645,000	4.52%, 09/15/2048	1,585,022
100,000	4.81%, 03/15/2039	102,190
1,715,000	4.86%, 08/21/2046	1,730,739
1,220,000	5.01%, 08/21/2054	1,219,827
1,800,000	5.25%, 03/16/2037	1,940,958

		56,328,891

	Transportation - 0.4%
620,000	Canadian Pacific Railway Co. 9.45%, 08/01/2021	737,317
2,980,000	CSX Corp. 3.25%, 06/01/2027	2,848,397
	FedEx Corp.
2,800,000	4.05%, 02/15/2048	2,628,921
895,000	4.55%, 04/01/2046	902,806
395,000	4.75%, 11/15/2045	412,610
1,735,000	Norfolk Southern Corp. 2.90%, 06/15/2026	1,651,272

		9,181,323

	Total Corporate Bonds (cost $646,280,774)	$641,191,210

Foreign Government Obligations - 1.8%
	Argentina - 0.6%
	Argentina Treasury Bill
6,706,744	2.99%, 06/15/2018(10)	$6,665,088
2,019,886	3.03%, 05/24/2018(10)	2,011,174
3,644,774	3.16%, 04/27/2018(10)	3,637,802
EUR 1,780,000	Argentine Republic Government International Bond 5.25%, 01/15/2028	2,135,446

		14,449,510

	Canada - 0.1%
CAD 1,200,000	City of Toronto Canada 4.95%, 06/27/2018	939,015
570,000	Municipal Finance Authority of British Columbia 4.60%, 04/23/2018	443,231

		1,382,246

	Colombia - 0.0%
$ 1,025,000	Colombia Government International Bond 5.00%, 06/15/2045	1,039,094

	Italy - 0.1%
EUR 2,140,000	Italy Certificati di Credito del Tesoro/ CCTS-eu 6 mo. EUR LIBOR + 1.000%, 0.73%, 04/15/2018(2)	2,633,900

	Mexico - 0.1%
$ 2,462,000	Mexico Government International Bond 5.75%, 10/12/2110	2,505,085

	Oman - 0.1%
	Oman Government International Bond

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

$ 1,380,000	5.63%, 01/17/2028(1)	$1,345,500
1,970,000	6.75%, 01/17/2048(1)	1,890,349

		3,235,849

	Saudi Arabia - 0.3%
6,055,000	Saudi Government International Bond 4.63%, 10/04/2047(1)	5,774,956

	Spain - 0.1%
EUR 2,300,000	Spain Government Bond 0.25%, 04/30/2018	2,831,025

	United Arab Emirates - 0.4%
	Abu Dhabi Government International Bond
$ 1,395,000	3.13%, 10/11/2027(1)	1,318,275
7,260,000	4.13%, 10/11/2047(1)	6,792,485

		8,110,760

	Total Foreign Government Obligations (cost $42,723,336)	$41,962,425

Municipal Bonds - 1.5%
	Development - 0.0%
470,000	California State, GO Taxable 7.60%, 11/01/2040	$727,062

	Education - 0.1%
740,000	Chicago, IL, Board of Education 6.14%, 12/01/2039	694,187
1,750,000	Chicago. IL, Board of Education 5.48%, 12/01/2024	1,703,747

		2,397,934

	General - 0.5%
4,560,000	Chicago, IL, Transit Auth 6.90%, 12/01/2040	6,016,875
	Puerto Rico Commonwealth Government Employees Retirement System
4,575,000	6.15%, 07/01/2038*	1,658,438
6,705,000	6.30%, 07/01/2043*	2,430,562

		10,105,875

	General Obligation - 0.9%
	California State, GO Taxable
3,735,000	7.35%, 11/01/2039	5,460,159
3,205,000	7.55%, 04/01/2039	4,880,189
	City of Chicago, IL, GO
2,670,000	7.05%, 01/01/2029	2,879,088
2,305,000	7.38%, 01/01/2033	2,554,977
	Illinois State, GO
2,270,000	5.38%, 07/01/2018	2,281,441
3,160,000	5.88%, 03/01/2019	3,228,414

		21,284,268

	Utility - Electric - 0.0%
215,000	Municipal Electric Auth Georgia 6.64%, 04/01/2057	267,071

	Total Municipal Bonds (cost $35,894,473)	$34,782,210

Senior Floating Rate Interests - 2.6%(11)
	Advertising - 0.0%
606,241	Acosta Holdco, Inc. 1 mo. USD LIBOR + 3.250%, 5.13%, 09/26/2021	$506,618

	Aerospace/Defense - 0.0%
359,100	Circor International, Inc. 1 mo. USD LIBOR + 3.500%, 5.24%, 12/11/2024	360,224
578,062	TransDigm, Inc. 1 mo. USD LIBOR + 2.750%, 4.77%, 06/09/2023	579,507

		939,731

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

	Agriculture - 0.0%
$ 727,668	Pinnacle Operating Corp. 1 mo. USD LIBOR + 7.250%, 9.13%, 11/15/2021	$683,098

	Auto Manufacturers - 0.0%
688,407	Jaguar Holding Co. 3 mo. USD LIBOR + 2.750%, 4.60%, 08/18/2022	690,486
155,000	Navistar International Corp. 1 mo.USD LIBOR + 3.500%, 5.21%, 11/06/2024	155,710

		846,196

	Biotechnology - 0.0%
770,690	Sotera Health Holdings LLC 1 mo. USD LIBOR + 3.000%, 4.88%, 05/15/2022	770,212

	Chemicals - 0.1%
274,313	Avantor, Inc. 3 mo. USD LIBOR + 4.000%, 5.88%, 11/21/2024	277,113
725,865	Chemours Co. 1 mo. USD LIBOR + 2.500%, 6.25%, 05/12/2022	724,957
481,401	Univar, Inc. 1 mo. USD LIBOR + 2.500%, 4.38%, 07/01/2024	484,410

		1,486,480

	Coal - 0.1%
510,064	Ascent Resources - Marcellus LLC 1 mo. USD LIBOR + 4.250%, 8.00%, 08/04/2020	292,012
1,024,650	Foresight Energy LLC 3 mo. USD LIBOR + 5.750%, 7.63%, 03/28/2022	1,006,503

		1,298,515

	Commercial Services - 0.1%
124,375	Ascend Learning LLC 1 mo. USD LIBOR + 3.250%, 4.88%, 07/12/2024	124,686
168,558	Capital Automotive L.P. 1 mo. USD LIBOR + 6.000%, 7.88%, 03/24/2025	169,928
605,769	Quikrete Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.63%, 11/15/2023	608,108
EUR 200,000	Techem GmbH 3.00%, 10/02/2024	245,893
$ 1,022,275	Tempo Acquisition LLC 1 mo. USD LIBOR + 3.000%, 4.88%, 05/01/2024	1,027,070
143,188	Weight Watchers International, Inc. 1 mo. USD LIBOR + 4.750%, 6.45%, 11/29/2024	144,754
523,375	Xerox Business Services LLC 1 mo. USD LIBOR + 3.000%, 4.88%, 12/07/2023	525,772

		2,846,211

	Construction Materials - 0.0%
270,000	Ply Gem Industries, Inc. 0.00%, 03/28/2025(12)	270,000

	Distribution/Wholesale - 0.1%
989,455	American Builders & Contractors Supply Co., Inc. 1 mo. USD LIBOR + 2.500%, 4.38%, 10/31/2023	990,831

	Diversified Financial Services - 0.1%
465,300	AlixPartners LLP 3 mo. USD LIBOR + 2.750%, 5.05%, 04/04/2024	467,175
EUR 210,000	Nets Holding A/S 3.25%, 02/06/2025(12)	257,555
$ 281,438	RP Crown Parent LLC 1 mo. USD LIBOR + 3.000%, 4.88%, 10/12/2023	282,704

		1,007,434

	Electric - 0.1%
625,000	Chief Exploration & Development LLC 3 mo. USD LIBOR + 6.500%, 8.42%, 05/16/2021	618,750
230,804	Helix Gen Funding LLC 3 mo. USD LIBOR + 3.750%, 5.63%, 06/02/2024	232,872

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

$ 341,218	Seadrill Partners Finco LLC 3 mo. USD LIBOR + 3.000%, 8.30%, 02/21/2021	$285,200

		1,136,822

	Electrical Components & Equipment - 0.0%
100,000	American Traffic Solutions, Inc. 5.40%, 02/28/2025	100,813

	Energy-Alternate Sources - 0.0%
265,000	BCP Renaissance Parent LLC 3 mo. USD LIBOR + 4.000%, 5.77%, 10/31/2024	266,105
99,750	Medallion Midland Acquisition LLC 1 mo. USD LIBOR + 3.250%, 5.13%, 10/30/2024	99,501

		365,606

	Engineering & Construction - 0.0%
744,375	Brand Energy & Infrastructure Services, Inc. 3 mo. USD LIBOR + 4.250%, 6.00%, 06/21/2024	750,471
100,000	Pike Corp. 0.00%, 03/14/2025(12)	100,875

		851,346

	Entertainment - 0.0%
556,567	Camelot UK Holdco Ltd. 1 mo. USD LIBOR + 3.250%, 5.13%, 10/03/2023	559,745

	Food - 0.1%
100,000	CH Guenther & Son, Inc. 0.00%, 03/31/2025(12)	100,125
499,678	Hostess Brands LLC 1 mo. USD LIBOR + 2.250%, 4.13%, 08/03/2022	501,707
784,075	Post Holdings, Inc. 1 mo. USD LIBOR + 2.250%, 3.88%, 05/24/2024	785,251

		1,387,083

	Food Service - 0.0%
119,700	Aramark Services, Inc. 1 mo. USD LIBOR + 2.000%, 3.88%, 03/11/2025	120,448

	Healthcare-Products - 0.1%
386,016	INC Research LLC 1 mo. USD LIBOR + 2.250%, 4.13%, 08/01/2024	387,162
352,338	Kinetic Concepts, Inc. 3 mo. USD LIBOR + 3.250%, 5.55%, 02/02/2024	353,659
233,825	Parexel International Corp. 3 mo. USD LIBOR + 3.000%, 4.63%, 09/27/2024	233,825
295,500	Revlon Consumer Products Corp. 1 mo. USD LIBOR + 3.500%, 5.38%, 09/07/2023	231,353

		1,205,999

	Healthcare-Services - 0.1%
312,378	Air Medical Group Holdings, Inc. 1 mo. USD LIBOR + 3.250%, 4.94%, 04/28/2022	313,462
361,875	CDRH Parent, Inc. 3 mo. USD LIBOR + 4.250%, 6.28%, 07/01/2021	317,205
180,058	Community Health Systems, Inc. 3 mo. USD LIBOR + 2.750%, 4.73%, 12/31/2019	175,407
304,151	Envision Healthcare Corp. 1 mo. USD LIBOR + 3.000%, 4.88%, 12/01/2023	305,063
492,127	MPH Acquisition Holdings LLC 3 mo. USD LIBOR + 3.000%, 5.05%, 06/07/2023	494,095
295,131	Opal Acquisition, Inc. 3 mo. USD LIBOR + 4.000%, 6.03%, 11/27/2020	281,850
1,018,032	U.S. Renal Care, Inc. 3 mo. USD LIBOR + 4.250%, 5.94%, 12/31/2022	1,021,422

		2,908,504

	Household Products - 0.0%
294,263	Diamond (BC) B.V. 2 mo. USD LIBOR + 3.000%, 4.99%, 09/06/2024	293,650

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

	Household Products/Wares - 0.0%
$ 407,950	Galleria Co. 1 mo. USD LIBOR + 3.000%, 4.69%, 09/29/2023	$407,950

	Insurance - 0.2%
	Asurion LLC
901,251	1 mo. USD LIBOR + 2.750%, 4.63%, 08/04/2022	906,325
240,000	1 mo. USD LIBOR + 6.000%, 7.88%, 08/04/2025	246,180
428,813	Evertec Group LLC 1 mo. USD LIBOR + 2.500%, 4.29%, 04/17/2020	427,741
123,396	HUB International Ltd. 3 mo. USD LIBOR + 3.000%, 4.84%, 10/02/2020	123,996
	Sedgwick Claims Management Services, Inc.
898,177	1 mo. USD LIBOR + 2.750%, 4.63%, 03/01/2021	897,054
1,250,000	1 mo. USD LIBOR + 5.750%, 7.63%, 02/28/2022	1,253,750
532,325	USI, Inc. 3 mo. USD LIBOR + 3.000%, 5.30%, 05/16/2024	533,214

		4,388,260

	Internet - 0.0%
615,490	Lands’ End, Inc. 1 mo. USD LIBOR + 3.250%, 5.13%, 04/04/2021	587,412

	Leisure Time - 0.1%
229,425	Aristocrat Leisure Ltd. 3 mo. USD LIBOR + 2.000%, 3.75%, 10/19/2024	230,285
444,048	Caesars Resort Collection LLC 1 mo. USD LIBOR + 2.750%, 4.63%, 12/22/2024	446,873
1,120,546	Delta 2 (LUX) S.a.r.l. 1 mo. USD LIBOR + 2.500%, 4.38%, 02/01/2024	1,117,744
758,100	Golden Entertainment, Inc. 1 mo. USD LIBOR + 3.000%, 4.88%, 10/20/2024	761,421
433,913	Scientific Games International, Inc. 3 mo. USD LIBOR + 2.750%, 4.72%, 08/14/2024	435,292

		2,991,615

	Lodging - 0.1%
252,744	Boyd Gaming Corp. 1 Week USD LIBOR + 2.500%, 4.24%, 09/15/2023	253,894
663,338	Caesars Entertainment Operating Co. 1 mo. USD LIBOR + 2.500%, 4.38%, 10/06/2024	667,205
120,000	Wyndham Hotels & Resorts, Inc. 0.00%, 03/28/2025(12)	120,300

		1,041,399

	Machinery-Diversified - 0.0%
717,809	Gates Global LLC 3 mo. USD LIBOR + 3.000%, 5.05%, 04/01/2024	721,247
100,000	Zodiac Pool Solutions LLC 0.00%, 03/31/2025(12)	100,469

		821,716

	Media - 0.2%
194,513	Altice Financing S.A. 3 mo. USD LIBOR + 2.750%, 4.47%, 01/31/2026	190,745
1,547,706	Charter Communications Operating LLC 1 mo. USD LIBOR + 2.000%, 3.88%, 04/30/2025	1,552,860
	Crown Finance US, Inc.
EUR 105,000	2.63%, 02/28/2025	128,874
$ 225,000	4.38%, 02/28/2025	224,618
220,000	CSC Holdings LLC 3 mo. USD LIBOR + 2.500%, 4.28%, 01/25/2026	219,932
	MTN Infrastructure TopCo, Inc.
133,685	0.00%, 11/17/2024(12)	134,019
136,499	3 mo. USD LIBOR + 3.250%, 4.98%, 11/15/2024	137,465
702,913	Numericable Group S.A. 3 mo. USD LIBOR + 3.000%, 4.72%, 01/31/2026	681,826
195,000	PSAV Holdings LLC 5.10%, 02/21/2025	195,427

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

$ 160,000	Shutterfly, Inc. 0.00%, 08/17/2024(12)	$160,467
395,000	Sinclair Television Group, Inc. 0.00%, 12/12/2024(12)	396,481
525,000	UPC Financing Partnership 1 mo. USD LIBOR + 2.500%, 4.28%, 01/15/2026	526,312

		4,549,026

	Metal Fabricate/Hardware - 0.0%
298,561	Rexnord LLC 1 mo. USD LIBOR + 2.250%, 4.11%, 08/21/2024	300,129

	Miscellaneous Manufacturing - 0.0%
EUR 200,000	CeramTec Group GmbH 0.00%, 03/07/2025(12)	245,106
$ 159,200	H.B. Fuller Co. 1 mo. USD LIBOR + 2.250%, 4.07%, 10/20/2024	159,897

		405,003

	Oil & Gas - 0.1%
258,050	BCP Raptor LLC 1 Week USD LIBOR + 4.250%, 6.04%, 06/24/2024	259,340
455,000	California Resources Corp. 1 mo. USD LIBOR + 10.375%, 12.23%, 12/31/2021	513,440
470,000	Chesapeake Energy Corp. 3 mo. USD LIBOR + 7.500%, 9.44%, 08/23/2021	498,619
764,040	Fieldwood Energy LLC 3 mo. USD LIBOR + 2.875%, 4.75%, 09/28/2018	760,701
176,055	Peabody Energy Corp. 1 mo. USD LIBOR + 3.500%, 5.38%, 03/31/2022	176,275
120,000	Traverse Midstream Partners LLC 3 mo. USD LIBOR + 4.000%, 5.85%, 09/27/2024	120,600

		2,328,975

	Oil & Gas Services - 0.0%
	EG Group Ltd.
EUR 79,561	0.00%, 01/18/2025(13)	97,358
120,789	0.00%, 01/18/2025(12)	147,292
36,164	0.00%, 01/31/2025(12)	44,100

		288,750

	Packaging & Containers - 0.1%
$ 1,327,486	Berry Plastics Group, Inc. 3 mo. USD LIBOR + 2.000%, 3.74%, 02/08/2020	1,332,305
115,000	Crown Holdings, Inc. 0.00%, 01/29/2025(12)	115,988
406,925	Flex Acquisition Co., Inc. 3 mo. USD LIBOR + 3.000%, 4.70%, 12/29/2023	408,642
202,438	Proampac PG Borrower LLC 1 mo. USD LIBOR + 4.000%, 5.30%, 11/18/2023	203,804
1,201,158	Reynolds Group Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.63%, 02/05/2023	1,206,731

		3,267,470

	Pharmaceuticals - 0.1%
813,850	Endo Luxembourg Finance Company I S.a r.l. 1 mo. USD LIBOR + 4.250%, 6.19%, 04/29/2024	811,474
398,099	Valeant Pharmaceuticals International, Inc. 1 mo. USD LIBOR + 4.750%, 5.24%, 04/01/2022	402,155

		1,213,629

	Pipelines - 0.0%
790,575	Philadelphia Energy Solutions LLC 3 mo. USD LIBOR + 5.000%, 8.75%, 04/04/2019	675,942

	Real Estate - 0.1%
	DTZ U.S. Borrower LLC
723,024	3 mo. USD LIBOR + 3.250%, 5.18%, 11/04/2021	719,004
35,319	3 mo. USD LIBOR + 8.250%, 10.02%, 11/04/2022	35,231

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

$ 286,364	VICI Properties LLC 1 mo. USD LIBOR + 2.000%, 3.85%, 12/20/2024	$287,140

		1,041,375

	Retail - 0.2%
	Albertsons LLC
625,031	1 mo. USD LIBOR + 2.750%, 4.63%, 08/25/2021	617,005
305,373	3 mo. USD LIBOR + 3.000%, 5.29%, 12/21/2022	302,023
666,650	Bass Pro Group LLC 1 mo. USD LIBOR + 5.000%, 6.88%, 09/25/2024	659,984
569,762	Coty, Inc. 0.00%, 03/26/2025(12)	569,050
499,330	Harbor Freight Tools USA, Inc. 1 mo. USD LIBOR + 2.500%, 4.38%, 08/18/2023	499,784
951,791	Neiman Marcus Group Ltd. LLC 1 mo. USD LIBOR + 3.250%, 4.94%, 10/25/2020	820,244
390,023	Staples, Inc. 3 mo. USD LIBOR + 4.000%, 5.79%, 09/12/2024	386,025
504,683	U.S. Foods, Inc. 1 mo. USD LIBOR + 2.750%, 4.38%, 06/27/2023	507,666

		4,361,781

	Software - 0.4%
547,250	Almonde, Inc. 3 mo. USD LIBOR + 3.500%, 5.48%, 06/13/2024	546,500
742,500	Change Healthcare Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.63%, 03/01/2024	744,082
347,730	Epicor Software Corp. 1 mo. USD LIBOR + 3.750%, 5.13%, 06/01/2022	349,090
2,329,646	First Data Corp. 1 mo. USD LIBOR + 2.250%, 4.12%, 04/26/2024	2,332,278
818,825	Hyland Software, Inc. 1 mo. USD LIBOR + 3.250%, 5.13%, 07/01/2022	825,261
1,184,862	Infor U.S., Inc. 3 mo. USD LIBOR + 2.750%, 4.63%, 02/01/2022	1,186,675
100,000	Quest Software U.S. Holdings, Inc. 3 mo. USD LIBOR + 5.500%, 7.27%, 10/31/2022	101,688
74,940	SS&C Technologies Holdings Europe S.a.r.l. 0.00%, 02/28/2025(12)	75,275
210,072	SS&C Technologies, Inc. 0.00%, 02/28/2025(12)	211,013
1,655,513	WEX, Inc. 3 mo. USD LIBOR + 2.750%, 4.13%, 06/30/2023	1,665,396

		8,037,258

	Storage/Warehousing - 0.0%
135,000	Iron Mountain, Inc. 0.00%, 01/02/2026(12)	134,550

	Telecommunications - 0.1%
300,000	Level 3 Financing, Inc. 1 mo. USD LIBOR + 2.250%, 4.11%, 02/22/2024	300,516
1,009,800	Sprint Communications, Inc. 1 mo. USD LIBOR + 2.500%, 4.44%, 02/02/2024	1,009,376
220,000	Telenet Financing USD LLC 1 mo. USD LIBOR + 2.500%, 4.28%, 03/01/2026(12)	221,008
440,000	Unitymedia Finance LLC 1 mo. USD LIBOR + 2.250%, 4.03%, 09/30/2025	438,900
665,949	Univision Communications, Inc. 1 mo. USD LIBOR + 2.750%, 4.63%, 03/15/2024	654,575
361,056	Zayo Group LLC 1 mo. USD LIBOR + 2.250%, 4.13%, 01/19/2024	362,655

		2,987,030

	Total Senior Floating Rate Interests (cost $60,908,572)	$60,404,612

U.S. Government Agencies - 57.4%
	FHLMC - 18.2%

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

$ 153,427	0.00%, 11/15/2036(14)(15)	$140,334
55,152,660	0.17%, 10/25/2020(4)(6)	228,906
21,137,038	0.61%, 03/25/2027(4)(6)	986,398
2,738,952	1.75%, 10/15/2042	2,601,578
22,316,350	1.97%, 08/25/2018(4)(6)	69,042
1,050,242	2.50%, 05/15/2028(6)	80,850
3,462,966	3.00%, 03/15/2028(6)	283,491
3,060,218	3.00%, 08/01/2029	3,058,811
1,518,093	3.00%, 05/15/2032(6)	123,170
1,048,684	3.00%, 03/15/2033(6)	136,684
47,180,000	3.00%, 04/01/2033(5)(16)	47,093,373
13,400,000	3.00%, 05/17/2033(5)(16)	13,359,277
6,435,384	3.00%, 11/01/2036	6,393,952
4,184,027	3.00%, 01/01/2037	4,157,091
4,225,000	3.00%, 08/15/2043	4,081,833
1,423,617	3.00%, 05/15/2046	1,416,140
10,303,324	3.00%, 11/01/2046	10,072,010
1,900,301	3.00%, 12/01/2046	1,858,964
5,554,305	3.00%, 02/15/2048	5,551,612
61,250,000	3.00%, 04/01/2048(5)(16)	59,718,750
3,400,000	3.43%, 01/25/2027(4)	3,454,721
1,834,185	3.50%, 06/15/2026(6)	126,911
621,704	3.50%, 09/15/2026(6)	57,645
1,081,993	3.50%, 03/15/2027(6)	97,930
9,200,000	3.50%, 04/01/2033(5)(16)	9,378,250
5,785,562	3.50%, 08/01/2034	5,892,095
3,791,099	3.50%, 03/15/2041(6)	469,984
1,626,292	3.50%, 06/01/2046	1,632,952
6,520,470	3.50%, 10/01/2047(5)	6,540,104
75,195,000	3.50%, 04/01/2048(5)(16)	75,370,445
5,341,824	4.00%, 08/01/2025	5,569,393
2,408,709	4.00%, 12/15/2026(6)	226,082
4,223,429	4.00%, 07/15/2027(6)	412,424
1,769,380	4.00%, 03/15/2028(6)	182,362
945,724	4.00%, 06/15/2028(6)	99,880
4,579,594	4.00%, 05/01/2042	4,740,884
1,371,900	4.00%, 08/01/2042	1,420,373
1,965,859	4.00%, 09/01/2042	2,033,499
477,049	4.00%, 07/01/2044	493,718
370,136	4.00%, 06/01/2045	381,460
1,774,170	4.00%, 02/01/2046	1,828,498
84,775,000	4.00%, 04/01/2048(5)(16)	87,023,521
1,746,350	4.50%, 03/15/2041	1,881,539
993,340	4.50%, 09/01/2044	1,041,088
9,420,000	4.50%, 04/01/2048(5)(16)	9,862,667
3,074,135	4.75%, 07/15/2039	3,289,396
199,915	5.00%, 04/01/2023	213,572
667,193	5.00%, 05/01/2023	712,772
326,092	5.00%, 07/01/2023	348,368
2,380,596	5.00%, 09/01/2023	2,543,225
105,265	5.00%, 01/01/2024	112,456
19,404	5.00%, 05/01/2024	20,729
1,791,169	5.00%, 06/01/2024	1,913,532
72,556	5.00%, 12/01/2024	77,513
1,428,109	5.00%, 01/01/2025	1,525,669
1,319,568	5.00%, 04/01/2025	1,409,713
2,300,182	5.00%, 06/01/2025	2,457,318
1,412,850	5.00%, 07/01/2025	1,509,368
1,127,399	5.00%, 09/01/2025	1,204,416
69,672	5.00%, 02/01/2026	74,432
529,691	5.00%, 03/01/2027	565,877
116,077	5.00%, 03/01/2028	124,006
19,100	5.00%, 09/01/2029	20,405
453,459	5.00%, 03/01/2031	487,208
749,488	5.00%, 05/01/2031	805,351
1,097,534	5.00%, 09/01/2031	1,172,511

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

$ 905,508	5.00%, 11/01/2031	$968,093
263,999	5.00%, 07/01/2032	282,457
1,397,900	5.00%, 09/15/2033(6)	281,162
17,691	5.00%, 12/01/2034	18,899
20,870	5.00%, 11/01/2035	22,398
37,053	5.00%, 03/01/2039	39,885
464,941	5.00%, 08/01/2039	501,308
17,723	5.00%, 09/01/2039	19,031
17,198	5.00%, 12/01/2039	18,631
19,194	5.00%, 04/01/2041	20,643
47,031	5.00%, 04/01/2044	50,664
23,681	5.00%, 05/01/2044	25,380
107	5.50%, 10/01/2018	107
59,221	5.50%, 03/01/2028	64,207
94,791	5.50%, 04/01/2033	104,121
1,136,256	5.50%, 05/01/2034	1,250,488
1,454	5.50%, 11/01/2035	1,600
23,993	5.50%, 05/01/2037	26,321
59,838	5.50%, 11/01/2037	65,674
105,691	5.50%, 02/01/2038	115,949
44,565	5.50%, 04/01/2038	48,865
55,461	5.50%, 06/01/2038	60,836
6,137,382	5.50%, 08/01/2038	6,735,391
602,885	5.50%, 09/01/2038	661,192
12,064	5.50%, 12/01/2039	13,231
159,074	5.50%, 02/01/2040	174,534
517,126	5.50%, 05/01/2040	567,336
516,198	5.50%, 08/01/2040	566,107
2,165,518	5.50%, 06/01/2041	2,373,120
1,559	6.00%, 07/01/2029	1,732
279,435	6.00%, 10/01/2032	314,534
319,874	6.00%, 11/01/2032	357,573
341,731	6.00%, 12/01/2032	385,197
23,168	6.00%, 11/01/2033	25,998
44,513	6.00%, 01/01/2034	49,948
26,475	6.00%, 02/01/2034	29,716
294,444	6.00%, 08/01/2034	330,337
293,884	6.00%, 09/01/2034	328,460
280,306	6.00%, 01/01/2035	311,336
2,275,564	6.00%, 11/01/2037	2,550,895
110	6.50%, 07/01/2031	123
345	6.50%, 08/01/2032	388
1,065,983	6.50%, 07/15/2036	1,181,012
193,645	6.50%, 12/01/2037	218,078
118	7.50%, 09/01/2029	124
1,188	7.50%, 11/01/2031	1,276

		423,382,885

	FNMA - 26.5%
169,129	0.00%, 03/25/2036(14)(15)	139,401
1,410,461	0.00%, 06/25/2036(14)(15)	1,202,160
4,972,581	1.48%, 05/25/2046(4)(6)	196,593
4,705,940	1.49%, 04/25/2055(4)(6)	208,244
3,514,928	1.63%, 06/25/2055(4)(6)	154,147
4,645,707	1.65%, 08/25/2044(4)(6)	181,695
2,920,801	1.75%, 12/25/2042	2,766,997
2,312,767	2.00%, 09/25/2039	2,188,351
1,388,189	2.00%, 08/25/2043	1,303,295
1,104,653	2.50%, 06/25/2028(6)	84,270
269,179	2.50%, 01/01/2043	254,954
5,227,666	2.50%, 02/01/2043	4,951,293
2,016,709	2.50%, 03/01/2043	1,910,079
4,213,292	2.50%, 05/01/2043	3,990,894
2,765,831	2.50%, 06/01/2043	2,617,724
2,093,103	2.50%, 04/01/2045	1,974,020
885,079	2.50%, 08/01/2046	834,701

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

$ 573,179	2.50%, 09/01/2046	$540,544
470,172	2.50%, 10/01/2046	443,406
7,690,846	2.50%, 11/01/2046	7,252,990
13,791,425	2.50%, 12/01/2046	13,006,274
17,724,716	2.50%, 01/01/2047	16,715,544
4,520,000	2.83%, 12/01/2027	4,382,902
1,610,000	2.88%, 12/01/2027	1,567,674
3,400,000	2.91%, 12/01/2027	3,320,352
4,837,996	2.93%, 01/01/2027	4,734,640
4,412,000	2.99%, 12/01/2027	4,322,847
2,605,325	3.00%, 02/25/2027(6)	205,605
998,220	3.00%, 09/25/2027(6)	97,413
7,107,715	3.00%, 01/25/2028(6)	620,285
2,396,156	3.00%, 02/25/2028(6)	214,714
3,106,178	3.00%, 04/25/2028(6)	290,211
7,680,000	3.00%, 04/01/2033(5)(16)	7,670,001
4,195,095	3.00%, 03/01/2037	4,169,347
7,839,390	3.00%, 09/25/2047	7,770,392
18,300,000	3.00%, 04/01/2048(5)(16)	17,848,219
1,874,989	3.02%, 03/01/2027	1,855,203
1,900,000	3.05%, 05/01/2027	1,877,322
1,989,571	3.07%, 11/01/2027	1,969,197
9,020,317	3.11%, 04/01/2027	8,954,817
3,795,039	3.15%, 04/01/2027	3,791,490
2,905,000	3.16%, 04/01/2027	2,903,131
2,975,000	3.19%, 02/25/2030	2,908,096
1,374,481	3.21%, 01/01/2027	1,381,869
487,329	3.24%, 12/01/2026	491,150
290,000	3.29%, 06/01/2029	289,140
1,142,200	3.50%, 05/25/2027(6)	116,792
1,738,885	3.50%, 10/25/2027(6)	178,885
1,879,434	3.50%, 05/25/2030(6)	226,279
581,120	3.50%, 08/25/2030(6)	65,576
1,310,995	3.50%, 02/25/2031(6)	122,118
1,094,503	3.50%, 09/25/2035(6)	171,730
2,271,923	3.50%, 10/01/2044	2,287,593
2,630,719	3.50%, 02/01/2045	2,643,677
4,977,460	3.50%, 09/01/2046	4,993,546
2,284,074	3.50%, 10/01/2046	2,291,462
886,220	3.50%, 10/25/2046(6)	206,676
1,680,743	3.50%, 11/01/2046	1,690,552
1,627,710	3.50%, 09/01/2047(5)	1,632,958
6,524,512	3.50%, 11/25/2047	6,604,488
6,665,126	3.50%, 01/01/2048	6,686,465
1,296,792	3.50%, 02/01/2048(5)	1,302,771
297,581,000	3.50%, 04/01/2048(5)(16)	298,202,885
4,216,388	3.50%, 04/25/2048	4,276,465
1,977,770	3.74%, 06/01/2026	2,063,061
677,029	3.89%, 05/01/2030	705,821
293,073	3.96%, 05/01/2034	307,835
189,978	3.97%, 05/01/2029	197,948
2,509,704	4.00%, 06/01/2025	2,614,592
734,840	4.00%, 10/01/2025	756,226
4,927,472	4.00%, 10/01/2040	5,092,881
2,178,997	4.00%, 11/01/2040	2,252,497
1,596,404	4.00%, 12/01/2040	1,650,192
772,760	4.00%, 02/01/2041	799,240
1,784,650	4.00%, 03/01/2041	1,844,491
815,126	4.00%, 03/25/2042(6)	121,715
811,991	4.00%, 08/01/2042	839,409
1,649,265	4.00%, 09/01/2042	1,704,951
467,166	4.00%, 11/25/2042(6)	70,165
370,512	4.00%, 03/01/2045	380,838
1,469,010	4.00%, 07/01/2045	1,519,317
888,049	4.00%, 05/01/2046	911,951
1,873,605	4.00%, 06/01/2046	1,924,034

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

$ 1,711,531	4.00%, 04/01/2047	$1,770,486
4,960,000	4.00%, 04/01/2048(5)(16)	5,089,928
701,333	4.50%, 04/01/2025	731,270
915,189	4.50%, 07/25/2027(6)	98,837
1,270,340	4.50%, 09/01/2035	1,336,607
4,888,396	4.50%, 08/01/2040	5,169,008
4,407,630	4.50%, 10/01/2040	4,661,667
1,947,971	4.50%, 10/01/2041	2,060,375
1,737,517	4.50%, 09/01/2043	1,837,409
60,355,000	4.50%, 04/01/2048(5)(16)	63,197,105
1,210	5.00%, 04/01/2018	1,213
7,280	5.00%, 05/01/2018	7,395
19,047	5.00%, 06/01/2018	19,346
837	5.00%, 07/01/2018	850
7,306	5.00%, 09/01/2018	7,310
104,744	5.00%, 01/01/2020	106,392
834,552	5.00%, 06/01/2022	862,533
322,503	5.00%, 06/01/2025	340,819
750,274	5.00%, 04/25/2038	788,709
2,903,000	5.00%, 04/01/2048(5)(16)	3,100,767
516,511	5.46%, 05/25/2042(4)(6)	54,595
54	5.50%, 06/01/2018	54
132	5.50%, 11/01/2018	132
26,427	5.50%, 08/01/2019	26,656
46,954	5.50%, 09/01/2019	47,387
10,077	5.50%, 10/01/2019	10,174
4,529	5.50%, 01/01/2020	4,580
1,150	5.50%, 03/01/2020	1,165
216,747	5.50%, 05/01/2020	220,018
186,436	5.50%, 06/01/2022	193,713
277,638	5.50%, 06/01/2033	305,817
227,326	5.50%, 08/01/2033	248,017
1,356,388	5.50%, 09/01/2033	1,489,782
1,223,033	5.50%, 12/01/2033	1,353,367
1,046,697	5.50%, 01/01/2034	1,149,893
4,738,345	5.50%, 11/01/2035	5,206,250
1,425,327	5.50%, 04/01/2036	1,566,282
1,132,843	5.50%, 09/01/2036	1,243,585
107,017	5.50%, 01/01/2037	117,188
767,508	5.50%, 04/25/2037	836,169
3,069,945	5.50%, 06/25/2042(6)	676,288
2,989	6.00%, 03/01/2022	3,008
488,869	6.00%, 12/01/2032	552,317
398,472	6.00%, 01/01/2033	443,967
77,885	6.00%, 02/01/2033	86,553
638,413	6.00%, 03/01/2033	716,291
1,324,644	6.00%, 02/01/2037	1,488,395
2,097,142	6.00%, 09/25/2047(6)	491,028
1,350	6.50%, 05/01/2031	1,506
1,178	6.50%, 09/01/2031	1,318
1,812	6.50%, 07/01/2032	2,054
1,575	7.00%, 07/01/2029	1,769
95	7.00%, 12/01/2030	97
721	7.00%, 02/01/2032	775
279	7.00%, 03/01/2032	318
1,982	7.00%, 09/01/2032	2,089
2,274	7.50%, 10/01/2022	2,462
1,880	7.50%, 06/01/2027	2,133
2,241	7.50%, 10/01/2029	2,284
16,057	7.50%, 03/01/2030	17,759
8,577	7.50%, 04/01/2030	9,052
1,140	7.50%, 06/01/2030	1,293
2,059	7.50%, 07/01/2030	2,306
602	7.50%, 08/01/2030	681
5,780	7.50%, 10/01/2030	5,838
7,894	7.50%, 01/01/2031	8,047

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

$ 28,240	7.50%, 05/01/2031	$32,564
7,944	7.50%, 06/01/2031	8,182
1,884	7.50%, 08/01/2031	2,102
39,749	7.50%, 09/01/2031	41,276
331	7.50%, 05/01/2032	382

		615,878,659

	GNMA - 12.7%
541,509	1.75%, 09/20/2043	516,661
2,303,320	2.50%, 12/16/2039	2,261,220
1,273,528	3.00%, 09/20/2028(6)	113,387
691,938	3.00%, 02/16/2043(6)	120,176
8,238,297	3.00%, 03/15/2045	8,119,044
415,839	3.00%, 04/15/2045	409,820
4,901,658	3.00%, 07/15/2045	4,830,770
125,572	3.00%, 08/15/2045	123,756
454,906	3.00%, 03/20/2047(17)	397,015
1,102,179	3.00%, 05/20/2047	981,798
1,290,013	3.00%, 07/16/2047	1,213,354
63,261,178	3.00%, 11/20/2047	62,282,139
557,367	3.50%, 02/16/2027(6)	51,652
1,354,122	3.50%, 03/20/2027(6)	137,102
1,180,403	3.50%, 07/20/2040(6)	135,249
1,697,488	3.50%, 02/20/2041(6)	208,175
2,868,402	3.50%, 04/20/2042(6)	371,114
4,246,937	3.50%, 10/20/2042(6)	878,188
467,739	3.50%, 11/15/2042	476,302
13,435	3.50%, 12/15/2042	13,639
319,807	3.50%, 02/15/2043	324,669
14,758	3.50%, 03/15/2043	14,983
1,996,988	3.50%, 04/15/2043	2,027,368
5,387,748	3.50%, 05/15/2043	5,463,830
313,749	3.50%, 05/20/2043(6)	60,508
2,539,600	3.50%, 07/20/2043(6)	389,090
13,042,133	3.50%, 08/20/2047	13,180,835
9,271,202	3.50%, 09/20/2047	9,370,007
35,933,000	3.50%, 04/01/2048(5)(16)	36,281,802
415,509	4.00%, 12/16/2026(6)	37,750
5,575,726	4.00%, 05/20/2029(6)	562,548
6,068,753	4.00%, 07/20/2040	6,344,585
7,118,658	4.00%, 09/20/2040	7,441,584
10,729,876	4.00%, 10/20/2040	11,210,950
1,683,618	4.00%, 12/20/2040	1,753,939
570,521	4.00%, 05/16/2042(6)	81,605
796,016	4.00%, 03/20/2043(6)	176,023
359,134	4.00%, 01/20/2044(6)	79,658
2,710,830	4.00%, 03/20/2047(6)	519,516
4,160,414	4.00%, 07/20/2047(6)	825,068
6,165,209	4.00%, 10/20/2047	6,343,610
5,979,408	4.00%, 11/20/2047	6,158,749
25,491,000	4.00%, 04/01/2048(5)(16)	26,201,462
280,766	4.50%, 11/15/2039	297,008
2,245,752	4.50%, 05/15/2040	2,374,728
7,229,378	4.50%, 05/20/2040	7,600,577
407,788	4.50%, 07/15/2041	431,102
1,362,066	4.50%, 04/20/2045(6)	311,714
688,646	4.50%, 01/20/2046	723,686
16,600,000	4.50%, 04/01/2048(5)(16)	17,257,191
16,500,000	4.50%, 05/01/2048(5)(16)	17,123,583
3,365,059	5.00%, 02/16/2040(6)	835,987
785,230	5.00%, 05/20/2040	844,532
1,889,526	5.00%, 06/15/2041	2,029,714
2,470,532	5.00%, 10/16/2041(6)	421,696
2,931,136	5.00%, 03/15/2044	3,148,675
842,143	5.00%, 01/16/2047(6)	201,634
4,400,000	5.00%, 04/01/2048(5)(16)	4,635,125

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

$ 636,492	5.50%, 03/15/2033	$713,696
858,937	5.50%, 04/15/2033	968,432
966,488	5.50%, 05/15/2033	1,089,555
1,344,085	5.50%, 10/20/2034	1,480,928
2,878,044	5.50%, 03/20/2039(6)	659,604
2,519,939	5.50%, 02/16/2047(6)	564,836
1,508,795	5.50%, 02/20/2047(6)	315,487
1,777	6.00%, 12/15/2023	1,977
1,129	6.00%, 01/15/2029	1,256
1,554	6.00%, 04/15/2029	1,746
48,426	6.00%, 12/15/2031	53,890
1,020	6.00%, 10/15/2032	1,147
26,652	6.00%, 06/15/2033	29,983
2,724	6.00%, 03/15/2034	3,093
62,016	6.00%, 08/15/2034	69,517
85,769	6.00%, 09/15/2034	96,126
48,128	6.00%, 02/15/2035	53,920
296,294	6.00%, 12/15/2035	331,164
27,787	6.00%, 02/15/2036	30,923
212,799	6.00%, 03/15/2036	238,806
32,486	6.00%, 04/15/2036	36,152
167,895	6.00%, 05/15/2036	187,873
278,592	6.00%, 06/15/2036	311,935
72,454	6.00%, 07/15/2036	80,796
31,995	6.00%, 08/15/2036	35,612
200,622	6.00%, 02/15/2037	224,893
653	6.00%, 05/15/2037	727
448,164	6.00%, 06/15/2037	502,898
326,116	6.00%, 07/15/2037	362,913
91,539	6.00%, 08/15/2037	102,723
112,428	6.00%, 10/15/2037	125,114
93,474	6.00%, 11/15/2037	104,021
107,233	6.00%, 12/15/2037	120,962
193,492	6.00%, 01/15/2038	216,581
16,108	6.00%, 02/15/2038	17,926
35,761	6.00%, 05/15/2038	39,796
9,441	6.00%, 06/15/2038	10,508
49,168	6.00%, 08/15/2038	54,761
103,504	6.00%, 09/15/2038	115,182
164,466	6.00%, 10/15/2038	185,526
301,983	6.00%, 11/15/2038	336,057
170,558	6.00%, 12/15/2038	189,804
2,064	6.00%, 01/15/2039	2,297
41,831	6.00%, 08/15/2039	46,551
83,410	6.00%, 11/15/2039	92,822
27,147	6.00%, 02/15/2040	30,210
1,038,093	6.00%, 06/15/2040	1,155,225
193,355	6.00%, 07/15/2040	215,172
2,229,334	6.00%, 09/20/2040(6)	530,840
1,102,294	6.00%, 06/15/2041	1,228,662
2,221,208	6.00%, 02/20/2046(6)	512,202
24,711	6.50%, 06/15/2028	27,641
520	6.50%, 07/15/2028	582
2,218	6.50%, 08/15/2028	2,481
17,731	6.50%, 09/15/2028	19,833
1,537	6.50%, 10/15/2028	1,720
3,221	6.50%, 11/15/2028	3,603
5,174	6.50%, 12/15/2028	5,788
8,735	6.50%, 01/15/2029	9,770
25,529	6.50%, 02/15/2029	28,555
249,172	6.50%, 03/15/2029	278,714
36,240	6.50%, 04/15/2029	40,536
27,261	6.50%, 05/15/2029	30,493
180,621	6.50%, 06/15/2029	202,036
8,393	6.50%, 07/15/2029	9,388
336	6.50%, 03/15/2031	376

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

$ 232,594	6.50%, 04/15/2031	$260,170
58,314	6.50%, 05/15/2031	65,523
9,158	6.50%, 06/15/2031	10,343
196,122	6.50%, 07/15/2031	219,375
104,232	6.50%, 08/15/2031	116,589
142,092	6.50%, 09/15/2031	158,940
156,537	6.50%, 10/15/2031	175,096
395,861	6.50%, 11/15/2031	442,794
84,523	6.50%, 12/15/2031	94,544
318,458	6.50%, 01/15/2032	356,264
63,841	6.50%, 02/15/2032	72,291
47,158	6.50%, 03/15/2032	52,750
256,726	6.50%, 04/15/2032	289,494
749	6.50%, 05/15/2032	838
37,659	6.50%, 06/15/2032	42,124
5,896	7.00%, 06/20/2030	6,410
719	7.00%, 02/15/2031	783
197	7.00%, 06/15/2031	208
188	7.00%, 08/15/2031	211
713	8.50%, 11/15/2024	715

		293,637,457

	Total U.S. Government Agencies (cost $1,335,001,595)	$1,332,899,001

U.S. Government Securities - 5.9%
	U.S. Treasury Securities - 5.9%
	U.S. Treasury Bonds - 1.2%
5,119,000	2.50%, 02/15/2046(18)(19)	$4,658,890
13,709,000	2.88%, 11/15/2046(18)(19)	13,444,459
1,095,000	3.00%, 05/15/2045(18)	1,101,886
8,990,000	3.13%, 08/15/2044(18)(20)	9,257,593

		28,462,828

	U.S. Treasury Notes - 4.7%
30,789,764	0.25%, 01/15/2025(21)	30,111,743
65,451,326	0.38%, 07/15/2027(19)(21)	63,851,313
13,428,368	0.63%, 01/15/2026(21)	13,426,376

		107,389,432

		135,852,260

	Total U.S. Government Securities (cost $138,639,884)	$135,852,260

Common Stocks - 0.0%
	Energy - 0.0%
14,557	Templar Energy LLC Class A*	$14,557

	Total Common Stocks (cost $124,644)	$14,557

Preferred Stocks - 0.1%
	Banks - 0.1%
2,242	U.S. Bancorp Series A 3 mo. USD LIBOR + 1.020%, 3.50%(2)(8)	$2,068,245

	Total Preferred Stocks (cost $1,591,820)	$2,068,245

Escrows - 0.0%
	Energy-Alternate Sources - 0.0%
800,000	TCEH Corp. 0.00%, *(22)(23)(24)	$1

	Leisure Time - 0.0%
150,000	VOC Escrow Ltd. 5.00%, 02/15/2028(1)	142,500

	Total Escrows (cost $150,000)	$142,501

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

	Total Long-Term Investments (cost $3,109,220,358)		$3,093,589,581

Short-Term Investments - 1.8%
	Commercial Paper - 0.2%
	Diversified Financial Services - 0.1%
CAD 500,000	Bank of Nova Scotia 0.78%, 04/02/2018(10)		$388,077
1,220,000	1.40%, 04/10/2018(10)		946,585
875,000	Bank of Montreal 0.73%, 04/02/2018(10)		679,136
300,000	Toronto Dominion Bank 1.25%, 04/06/2018(10)		232,808
610,000	1.39%, 04/10/2018(10)		473,294

			2,719,900

	Oil & Gas - 0.1%
$ 1,250,000	TransCanada PipeLines Ltd. 1.77%, 04/09/2018(10)		1,249,455

			1,249,455

			3,969,355

	Foreign Government Obligations - 0.8%
	Sovereign - 0.8%
EUR 250,000	France Treasury Bill BTF 0.59%, 04/11/2018(7)(10)		307,663
JPY 334,900,000	Japan Treasury Discount Bill 0.14%, 04/09/2018(10)		3,147,507
330,000,000	0.15%, 05/14/2018(10)		3,101,915
39,400,000	0.15%, 05/01/2018(10)		370,331
652,350,000	0.15%, 04/23/2018(10)		6,131,397
522,200,000	0.21%, 06/04/2018(10)		4,909,014
EUR 1,000,000	Spain Letras del Tesoro 0.49%, 05/11/2018(10)		1,231,114

			19,198,941

			19,198,941

	Other Investment Pools & Funds - 0.8%
17,722,492	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.62%(25)		$17,722,492

	Securities Lending Collateral - 0.0%
42,730	Citibank NA DDCA, 1.50%, 4/2/2018(25)		42,730
811,863	Invesco Government & Agency Portfolio, 1.54%(25)		811,863

			854,593

	Total Short-Term Investments (cost $41,332,756)		$41,745,381

	Total Investments Excluding Purchased Options (cost $3,150,553,114)	135.1%	$3,135,334,962
	Total Purchased Options (cost $7,413,572)	0.3%	$6,101,288

	Total Investments (cost $3,157,966,686)	135.4%	$3,141,436,250
	Other Assets and Liabilities	(35.4)%	(820,859,333)

	Total Net Assets	100.0%	$2,320,576,917

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2018, the aggregate value of these securities was $829,408,008, which represented 35.7% of total net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2018.
(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(4)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(5)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $816,799,187 at March 31, 2018.
(6)	Securities disclosed are interest-only strips.
(7)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2018, the aggregate value of these securities was $21,336,343, which represented 0.9% of total net assets.
(8)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(9)	Represents entire or partial securities on loan. See Note 2 for securities lending information .
(10)	The rate shown represents current yield to maturity.
(11)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of March 31, 2018.
(12)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(13)	This security, or a portion of this security, has unfunded loan commitments. As of March 31, 2018, the aggregate value of the unfunded commitment was $97,358, which rounds to zero percent of total net assets.
(14)	Securities disclosed are principal-only strips.
(15)	Security is a zero-coupon bond.
(16)	Represents or includes a TBA transaction.
(17)	These securities pay no principal or interest during their initial accrual period, but accrue additional principal at a specified coupon rate.
(18)	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts.
(19)	This security, or a portion of this security, has been pledged as collateral in connection with centrally cleared swap contracts.
(20)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.
(21)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(22)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At March 31, 2018, the aggregate fair value of this security was $1, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(23)	Investment valued using significant unobservable inputs.
(24)	This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At March 31, 2018, the aggregate value of this security was $1, which represented 0.0% of total net assets.
(25)	Current yield as of period end.

OTC Swaption Contracts Outstanding at March 31, 2018

Description	Counter- party	Exercise Price/FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount	Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Calls
3 Month USD-LIBOR- BBA-Interest Rate Swap Expiring 08/04/57	JPM	2.45%	Pay	08/02/27	USD 2,800,000	2,800,000	$326,664	$327,600	$(936)

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

3 Month USD-LIBOR- BBA-Interest Rate Swap Expiring 08/04/57	BCLY	2.45%	Receive	08/02/27	USD 11,200,000	11,200,000	$1,306,656	1,614,914	$(308,258)

Total Calls						14,000,000	$1,633,320	$1,942,514	$(309,194)

Puts
3 Month USD-LIBOR- BBA-Interest Rate Swap Expiring 02/28/19	BCLY	2.45%	Pay	08/02/27	USD 11,200,000	11,200,000	$2,130,133	$2,205,406	$(75,273)
3 Month USD-LIBOR- BBA-Interest Rate Swap Expiring 03/04/29	JPM	3.20%	Receive	02/28/19	USD 41,840,000	41,840,000	462,009	681,992	(219,983)
3 Month USD-LIBOR- BBA-Interest Rate Swap Expiring 03/04/29	JPM	3.20%	Receive	02/28/19	USD 56,450,000	56,450,000	623,337	925,780	(302,443)
3 Month USD-LIBOR- BBA-Interest Rate Swap Expiring 03/04/29	JPM	3.20%	Receive	02/28/19	USD 65,200,000	65,200,000	719,956	1,095,359	(375,403)
3 Month USD-LIBOR- BBA-Interest Rate Swap Expiring 08/04/57	JPM	2.45%	Receive	08/02/27	USD 2,800,000	2,800,000	532,533	562,520	(29,987)

Total Puts						177,490,000	$4,467,968	$5,471,057	$(1,003,089)

Total purchased swaption contracts						191,490,000	$6,101,288	$7,413,571	$(1,312,283)

Futures Contracts Outstanding at March 31, 2018

Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
90-Day Euro Future	462	03/18/2019	$112,508,550	$102,841
U.S. Treasury 2-Year Note Future	657	06/29/2018	139,684,360	(39,858)
U.S. Treasury 5-Year Note Future	2,356	06/29/2018	269,669,970	841,412
U.S. Treasury Long Bond Future	164	06/20/2018	24,046,500	483,663
U.S. Ultra Bond Future	807	06/20/2018	129,498,281	3,771,890

Total				$5,159,948

Short position contracts:
90-Day Euro Future	928	03/16/2020	$225,515,600	$(210,501)
Canadian Government 10-Year Bond Future	152	06/20/2018	15,723,243	(86,418)
U.S. Treasury 10-Year Note Future	589	06/20/2018	71,351,828	(333,535)
U.S. Treasury 10-Year Ultra Future	475	06/20/2018	61,683,203	(891,197)

Total				$(1,521,651)

Total futures contracts				$3,638,297

TBA Sale Commitments Outstanding at March 31, 2018

Description	Principal Amount	Maturity Date	Market Value †	Unrealized Appreciation/ (Depreciation)
FHLMC, 3.50%	$2,419,000	04/01/2048	$(2,424,644)	$(17,172)
FHLMC, 5.00%	3,270,000	04/01/2048	(3,490,725)	(1,022)
FHLMC, 5.50%	5,100,000	04/01/2048	(5,533,500)	7,172
FNMA, 2.50%	40,610,000	04/01/2033	(39,791,457)	(176,481)
FNMA, 2.50%	41,300,000	04/01/2048	(38,922,677)	(459,070)
FNMA, 3.00%	76,908,000	04/01/2033	(76,807,866)	(260,606)
FNMA, 3.00%	11,300,000	05/01/2033	(11,271,162)	146
FNMA, 3.00%	94,024,000	04/01/2048	(91,702,783)	(843,095)
FNMA, 3.50%	6,600,000	04/01/2033	(6,728,793)	(13,293)
FNMA, 4.00%	9,400,000	04/01/2033	(9,664,948)	(16,729)
FNMA, 4.00%	7,350,000	04/01/2048	(7,542,534)	(19,407)

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

FNMA, 4.50%	79,750,000	04/01/2048	$(83,505,412)	$(72,634)
FNMA, 5.50%	13,400,000	04/01/2048	(14,562,032)	(50,251)
FNMA, 6.00%	3,300,000	04/01/2048	(3,672,410)	(4,770)
GNMA II, 3.00%	23,975,000	04/01/2048	(23,586,811)	(138,191)

Total (proceeds receivable $417,142,351)			$(419,207,754)	$(2,065,403)

At March 31, 2018, the aggregate market value of TBA Sale Commitments represents (18.1)% of total net assets.

OTC Credit Default Swap Contracts Outstanding at March 31, 2018

Reference Entity	Counter- party		Notional Amount (a)	(Pay)\ Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
ABX.HE.AAA.07	GSC	USD	1,494,955	(0.09%)	08/25/37	Monthly	$320,618	$—	$70,988	$(249,630)
ABX.HE.AAA.07	CSI	USD	3,633,941	(0.09%)	08/25/37	Monthly	896,121	—	172,558	(723,563)
ABX.HE.PENAAA.06	MSC	USD	850,345	(0.11%)	05/25/46	Monthly	93,110	—	54,121	(38,989)
ABX.HE.PENAAA.06	JPM	USD	1,941,271	(0.11%)	05/25/46	Monthly	212,057	—	123,715	(88,342)
ABX.HE.PENAAA.06	GSC	USD	796,827	(0.11%)	05/25/46	Monthly	197,122	—	50,783	(146,339)
CMBX.NA.A.7	JPM	USD	1,880,000	(2.00%)	01/17/47	Monthly	70,267	—	51,291	(18,976)
CMBX.NA.A.9	MSC	USD	3,155,000	(2.00%)	09/17/58	Monthly	108,365	—	133,987	25,622
CMBX.NA.A.9	MSC	USD	1,405,000	(2.00%)	09/17/58	Monthly	60,880	—	59,667	(1,213)
CMBX.NA.A.9	DEUT	USD	955,000	(2.00%)	09/17/58	Monthly	47,275	—	40,504	(6,771)
CMBX.NA.AA.8	MSC	USD	1,410,000	(1.50%)	10/17/57	Monthly	55,371	—	19,234	(36,137)
CMBX.NA.AAA.8	MSC	USD	1,550,000	(0.50%)	10/17/57	Monthly	13,436	—	(6,084)	(19,520)
CMBX.NA.AAA.9	MSC	USD	5,785,000	(0.50%)	09/17/58	Monthly	71,165	—	2,332	(68,833)
CMBX.NA.AAA.9	MSC	USD	1,555,000	(0.50%)	09/17/58	Monthly	22,036	—	627	(21,409)
CMBX.NA.AS.7	CSI	USD	600,000	(1.00%)	01/17/47	Monthly	10,552	—	(7,313)	(17,865)
CMBX.NA.AS.8	DEUT	USD	1,115,000	(1.00%)	10/17/57	Monthly	79,630	—	(9,776)	(89,406)
CMBX.NA.BBB-.11	MSC	USD	2,095,000	(3.00%)	11/18/54	Monthly	130,652	—	233,996	103,344
CMBX.NA.BBB-.11	DEUT	USD	825,000	(3.00%)	11/18/54	Monthly	70,695	—	92,146	21,451
CMBX.NA.BBB-.11	DEUT	USD	705,000	(3.00%)	11/18/54	Monthly	70,514	—	78,744	8,230
CMBX.NA.BBB.10	MSC	USD	8,785,000	(3.00%)	11/17/59	Monthly	898,787	—	972,644	73,857
CMBX.NA.BBB.10	MSC	USD	1,300,000	(3.00%)	11/17/59	Monthly	99,545	—	143,931	44,386
CMBX.NA.BBB.10	MSC	USD	5,715,000	(3.00%)	11/17/59	Monthly	636,307	—	632,745	(3,562)
CMBX.NA.BBB.7	CSI	USD	1,985,000	(3.00%)	01/17/47	Monthly	185,934	—	230,421	44,487
CMBX.NA.BBB.7	MSC	USD	2,075,000	(3.00%)	01/17/47	Monthly	205,801	—	240,868	35,067
CMBX.NA.BBB.7	MSC	USD	2,900,000	(3.00%)	01/17/47	Monthly	271,666	—	336,636	64,970
CMBX.NA.BBB.7	MSC	USD	1,310,000	(3.00%)	01/17/47	Monthly	94,592	—	152,284	57,692
CMBX.NA.BBB.9	MSC	USD	950,000	(3.00%)	09/17/58	Monthly	101,499	—	122,695	21,196
CMBX.NA.BBB.9	MSC	USD	435,000	(3.00%)	09/17/58	Monthly	49,501	—	56,110	6,609
CMBX.NA.BBB.9	DEUT	USD	2,730,000	(3.00%)	09/17/58	Monthly	327,753	—	352,589	24,836
CMBX.NA.BBB.9	JPM	USD	2,950,000	(3.00%)	09/17/58	Monthly	360,378	—	381,002	20,624
CMBX.NA.BBB.9	MSC	USD	1,540,000	(3.00%)	09/17/58	Monthly	179,956	—	198,639	18,683
CMBX.NA.BBB.9	GSC	USD	955,000	(3.00%)	09/17/58	Monthly	107,302	—	123,341	16,039

Total							$6,048,887	$—	$5,105,425	$(943,462)

Sell protection:
ABX.HE.AAA.07	MSC	USD	1,494,954	0.09%	08/25/37	Monthly	$14,446	$—	$(70,879)	$(85,325)
ABX.HE.AAA.07	MSC	USD	3,633,939	0.09%	08/25/37	Monthly	35,169	—	(172,293)	(207,462)
ABX.HE.PENAAA.06	BCLY	USD	3,588,448	0.11%	05/25/46	Monthly	—	(94,973)	(228,698)	(133,725)
CMBX.NA.A.6	GSC	USD	1,915,000	2.00%	05/11/63	Monthly	24,998	—	(83,826)	(108,824)
CMBX.NA.BB.6	MSC	USD	1,065,000	5.00%	05/11/63	Monthly	—	(191,802)	(253,725)	(61,923)
CMBX.NA.BB.6	CSI	USD	1,825,000	5.00%	05/11/63	Monthly	—	(362,644)	(435,293)	(72,649)

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

CMBX.NA.BB.6	CSI	USD	965,000	5.00%	05/11/63	Monthly	$—	$(140,309)	$(230,169)	$(89,860)
CMBX.NA.BB.6	CSI	USD	3,270,000	5.00%	05/11/63	Monthly	—	(673,251)	(779,950)	(106,699)
CMBX.NA.BB.6	CSI	USD	2,671,000	5.00%	05/11/63	Monthly	—	(481,008)	(636,337)	(155,329)
CMBX.NA.BB.6	CSI	USD	2,795,000	5.00%	05/11/63	Monthly	—	(503,338)	(665,878)	(162,540)
CMBX.NA.BB.6	CSI	USD	2,795,000	5.00%	05/11/63	Monthly	—	(503,338)	(665,878)	(162,540)
CMBX.NA.BB.6	CSI	USD	2,800,000	5.00%	05/11/63	Monthly	—	(504,239)	(667,070)	(162,831)
CMBX.NA.BB.6	GSC	USD	2,855,000	5.00%	05/11/63	Monthly	—	(305,701)	(680,173)	(374,472)
CMBX.NA.BB.8	DEUT	USD	1,455,000	5.00%	10/17/57	Monthly	—	(357,616)	(340,522)	17,094
CMBX.NA.BB.8	MSC	USD	5,083,000	5.00%	10/17/57	Monthly	—	(1,389,209)	(1,188,193)	201,016
CMBX.NA.BB.8	CSI	USD	2,507,000	5.00%	10/17/57	Monthly	—	(685,130)	(586,032)	99,098
CMBX.NA.BB.8	GSC	USD	3,445,000	5.00%	10/17/57	Monthly	—	(842,984)	(806,253)	36,731
CMBX.NA.BB.8	GSC	USD	240,000	5.00%	10/17/57	Monthly	—	(27,199)	(56,102)	(28,903)
CMBX.NA.BBB.6	MSC	USD	465,000	3.00%	05/11/63	Monthly	—	(40,101)	(68,236)	(28,135)
CMBX.NA.BBB.6	MSC	USD	2,265,000	3.00%	05/11/63	Monthly	—	(370,233)	(332,754)	37,479
CMBX.NA.BBB.6	GSC	USD	1,255,000	3.00%	05/11/63	Monthly	—	(210,777)	(184,391)	26,386
CMBX.NA.BBB.6	MSC	USD	1,000,000	3.00%	05/11/63	Monthly	—	(169,356)	(146,925)	22,431
CMBX.NA.BBB.6	DEUT	USD	1,005,000	3.00%	05/11/63	Monthly	—	(169,960)	(147,646)	22,314
CMBX.NA.BBB.6	MSC	USD	1,130,000	3.00%	05/11/63	Monthly	—	(187,793)	(166,010)	21,783
CMBX.NA.BBB.6	MSC	USD	610,000	3.00%	05/11/63	Monthly	—	(103,360)	(89,617)	13,743
CMBX.NA.BBB.6	MSC	USD	4,245,000	3.00%	05/11/63	Monthly	—	(630,458)	(622,932)	7,526
CMBX.NA.BBB.6	DEUT	USD	2,180,000	3.00%	05/11/63	Monthly	—	(327,195)	(319,903)	7,292
CMBX.NA.BBB.6	CSI	USD	2,060,000	3.00%	05/11/63	Monthly	—	(299,191)	(302,294)	(3,103)
CMBX.NA.BBB.6	CSI	USD	920,000	3.00%	05/11/63	Monthly	—	(128,894)	(135,159)	(6,265)
CMBX.NA.BBB.6	GSC	USD	2,725,000	3.00%	05/11/63	Monthly	—	(303,831)	(400,107)	(96,276)

Total							$74,613	$(10,003,890)	$(11,463,245)	$(1,533,968)

Total traded indices							$6,123,500	$(10,003,890)	$(6,357,820)	$(2,477,430)

Credit default swaps on single-name issues:
Sell protection:
Brazil (Republic of)	MSC	USD	5,957,000	1.00%	12/20/22	Quarterly	$—	$(153,109)	$(122,724)	$30,385

Total single-name issues							$—	$(153,109)	$(122,724)	$30,385

Total OTC contracts							$6,123,500	$(10,156,999)	$(6,480,544)	$(2,447,045)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap Contracts Outstanding at March 31, 2018

Reference Entity		Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.29	USD	6,885,000	(1.00%)	06/20/23	Quarterly	$(134,046)	$(116,775)	$17,271
CDX.NA.HY.29	USD	13,570,000	(5.00%)	12/20/22	Quarterly	(1,032,008)	(889,226)	142,782
CDX.NA.HY.30	USD	40,885,000	(5.00%)	06/20/23	Quarterly	2,529,153	2,451,809	(77,344)
CDX.NA.IG.29	USD	17,328,000	(1.00%)	12/20/22	Quarterly	(347,994)	(325,660)	22,334
ITRAXX.XOVER.28	EUR	684,000	(5.00%)	12/20/22	Quarterly	79,664	90,707	11,043

Total						$1,094,769	$1,210,855	$116,086

Total						$1,094,769	$1,210,855	$116,086

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

OTC Interest Rate Swap Contracts Outstanding at March 31, 2018

Counter- party	Payments made by Fund	Payments received by Fund	Notional Amount	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
BOA	1.82% Fixed	CPURNSA	USD 14,525,000	09/22/25	Maturity	$ —	$—	$425,575	$425,575

Centrally Cleared Interest Rate Swap Contracts Outstanding at March 31, 2018

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
12 Mo. Federal Funds Rate	2.17% Fixed	USD	9,530,000	11/15/24	Annual	$—	$(9,702)	$98,778	$108,480
12 Mo. Federal Funds Rate	2.17% Fixed	USD	9,640,000	11/15/24	Annual	—	—	99,918	99,918
12 Mo. Federal Funds Rate	2.25% Fixed	USD	1,240,000	11/15/24	Annual	14,960	—	7,404	(7,556)
12 Mo. Federal Funds Rate	2.25% Fixed	USD	4,555,000	11/15/24	Annual	54,885	—	27,198	(27,687)
12 Mo. Federal Funds Rate	2.45% Fixed	USD	5,840,000	11/15/24	Annual	—	—	(38,210)	(38,210)
12 Mo. Federal Funds Rate	2.45% Fixed	USD	6,670,000	11/15/24	Annual	—	—	(43,945)	(43,945)
12 Mo. Federal Funds Rate	2.45% Fixed	USD	6,645,000	11/15/24	Annual	—	—	(45,839)	(45,839)
12 Mo. Federal Funds Rate	2.06% Fixed	USD	13,585,000	11/15/24	Annual	303,429	—	240,431	(62,998)
12 Mo. Federal Funds Rate	1.62% Fixed	USD	13,700,000	11/14/26	Annual	—	—	792,624	792,624
12 Mo. Federal Funds Rate	2.50% Fixed	USD	16,600,000	03/01/28	Annual	54,646	—	(173,182)	(227,828)
3 Mo. USD LIBOR	2.00% Fixed	USD	17,550,000	03/21/23	Semi-Annual	89,961	—	564,306	474,345
3 Mo. USD LIBOR	2.27% Fixed	USD	19,225,000	07/14/27	Semi-Annual	—	—	740,267	740,267
3 Mo. USD LIBOR	2.89% Fixed	USD	3,800,000	03/15/28	Semi-Annual	—	—	(45,832)	(45,832)
3 Mo. USD LIBOR	2.25% Fixed	USD	103,083,000	06/20/28	Semi-Annual	5,745,981	—	4,907,345	(838,636)
3 Mo. USD LIBOR	2.75% Fixed	USD	22,395,000	12/20/47	Semi-Annual	—	(498,155)	179,301	677,456

Total						$6,263,862	$(507,857)	$7,310,564	$1,554,559

OTC Total Return Swap Contracts Outstanding at March 31, 2018

Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
iBoxx USD liquid High Yield	MSC	USD	23,795,000	(1.00%)	12/20/18	Quarterly	$39,221	$—	$115,575	$76,354
iBoxx USD liquid High Yield	GSC	USD	4,820,000	(1.00%)	12/20/18	Quarterly	16,238	—	18,390	2,152
iBoxx USD liquid High Yield	JPM	USD	4,230,000	(1.00%)	12/20/18	Quarterly	11,238	—	(33,132)	(44,370)
iBoxx USD liquid High Yield	GSC	USD	23,677,000	(1.00%)	12/20/18	Quarterly	43,598	—	(185,453)	(229,051)

Total							$110,295	$—	$(84,620)	$(194,915)

Foreign Currency Contracts Outstanding at March 31, 2018

Amount and Description of Currency to be Purchased	Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
638,782 USD	790,000	AUD	SSG	04/04/18	$32,032	$—
405,546 USD	500,000	CAD	SSG	04/02/18	17,437	—
688,902 USD	875,000	CAD	SSG	04/02/18	9,712	—
562,585 USD	700,000	CAD	SSG	04/04/18	19,211	—
239,000 USD	300,000	CAD	SSG	04/06/18	6,116	—
1,474,213 USD	1,830,000	CAD	SSG	04/10/18	53,510	—
487,758 USD	600,000	CAD	UBS	04/23/18	$21,835	$—
30,000 USD	23,823	CAD	NAB	04/23/18	—	(527)
962,111 USD	1,205,000	CAD	BCLY	05/03/18	26,203	—

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

481,186	USD	610,000	CAD	SSG	05/09/18	7,355	—
344,525	USD	450,000	CAD	SSG	06/14/18	—	(5,253)
967,420	USD	1,200,000	CAD	BOA	06/27/18	34,437	—
299,818	USD	250,000	EUR	SSG	04/11/18	—	(8,033)
123,152	USD	100,000	EUR	SSG	04/12/18	3	—
2,595,216	USD	2,140,000	EUR	JPM	04/16/18	—	(40,928)
593,888	USD	475,000	EUR	BNP	04/17/18	8,721	—
162,617	USD	130,000	EUR	BNP	04/20/18	2,432	—
11,142,036	USD	9,010,000	EUR	MSC	04/30/18	31,988	—
1,092,646	USD	875,000	EUR	BNP	04/30/18	13,701	—
1,753,820	USD	1,425,000	EUR	JPM	04/30/18	—	(3,318)
250,541	USD	200,000	EUR	DEUT	05/10/18	3,743	—
2,060,247	USD	1,655,000	EUR	SCB	05/11/18	17,846	—
1,093,529	USD	875,000	EUR	DEUT	05/11/18	13,710	—
1,530,000	USD	1,909,370	EUR	ANZ	05/11/18	—	(21,228)
497,557	USD	400,000	EUR	ANZ	06/05/18	3,022	—
2,199,855	USD	1,773,000	EUR	SSG	06/20/18	5,021	—
349,556	USD	250,000	GBP	SSG	04/03/18	—	(1,239)
2,991,434	USD	334,900,000	JPY	CBK	04/09/18	—	(157,757)
5,886,520	USD	652,350,000	JPY	CBK	04/23/18	—	(253,173)
363,375	USD	39,400,000	JPY	CBK	05/01/18	—	(7,633)
3,034,966	USD	330,000,000	JPY	CBK	05/14/18	—	(75,235)
4,919,848	USD	522,200,000	JPY	CBK	06/04/18	—	(8,653)
Total						$328,035	$(582,977)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NAB	National Australia Bank Limited
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
ARS	Argentine Peso
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
CMT	Constant Maturity Treasury Index
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted
ICE	Intercontinental Exchange, Inc.
ITRAXX.XOV	Markit iTraxx Index - Europe Crossover
iBoxx	Markit i Boxx indices - Euro, Sterling, Asian, US Dollar and European high-yield Bond markets

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

MTA	Monthly Treasury Average Index

Other Abbreviations:
CDOR	Canadian Dollar Offered Rate
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
DDCA	Dollars on Deposits in Custody Account
EM	Emerging Markets
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FX	Foreign Exchange
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OTC	Over-the-Counter
TBA	To Be Announced

Municipal Abbreviations:
GO	General Obligation

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$844,272,560	$—	$844,272,560	$—
Corporate Bonds	641,191,210	—	641,191,210	—
Foreign Government Obligations	41,962,425	—	41,962,425	—
Municipal Bonds	34,782,210	—	34,782,210	—
Senior Floating Rate Interests	60,404,612	—	60,404,612	—
U.S. Government Agencies	1,332,899,001	—	1,332,899,001	—
U.S. Government Securities	135,852,260	—	135,852,260	—
Common Stocks
Energy	14,557	—	14,557	—
Preferred Stocks	2,068,245	2,068,245	—	—
Escrows	142,501	—	142,500	1
Short-Term Investments	41,745,381	27,499,958	14,245,423	—
Purchased Options	6,101,288	—	6,101,288	—
Foreign Currency Contracts(2)	328,035	—	328,035	—
Futures Contracts(2)	5,199,806	5,199,806	—	—
Swaps - Credit Default(2)	1,323,801	—	1,323,801	—
Swaps - Interest Rate(2)	3,318,665	—	3,318,665	—
Swaps - Total Return(2)	78,506	—	78,506	—

Total	$3,151,685,063	$34,768,009	$3,116,917,053	$1

Liabilities
Foreign Currency Contracts(2)	$(582,977)	$—	$(582,977)	$—
Futures Contracts(2)	(1,561,509)	(1,561,509)	—	—
Swaps - Credit Default(2)	(3,654,760)	—	(3,654,760)	—
Swaps - Interest Rate(2)	(1,338,531)	—	(1,338,531)	—
Swaps - Total Return(2)	(273,421)	—	(273,421)	—
TBA Sale Commitments	(419,207,754)	—	(419,207,754)	—

Total	$(426,618,952)	$(1,561,509)	$(425,057,443)	$—

(1)	For the three-month period ended March 31, 2018 there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2018 is not presented.

Hartford Ultrashort Bond HLS Fund
Schedule of Investments March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 26.5%
	Asset-Backed - Automobile - 12.9%
	Ally Auto Receivables Trust
$ 1,089,936	1.38%, 10/15/2019	$1,087,752
2,160,434	1.53%, 03/16/2020	2,152,277
	American Credit Acceptance Receivables Trust
301,061	1.72%, 06/15/2020(1)	301,006
799,647	1.84%, 07/13/2020(1)	798,340
865,000	2.72%, 03/10/2021(1)	864,655
	AmeriCredit Automobile Receivables Trust
505,000	1.46%, 05/10/2021	502,110
247,755	1.51%, 05/18/2020	246,979
562,683	1.65%, 09/18/2020	560,671
694,643	1.69%, 12/18/2020	692,011
	ARI Fleet Lease Trust
635,000	1.91%, 04/15/2026(1)	631,518
240,000	2.55%, 10/15/2026(1)	239,014
678,417	BMW Vehicle Lease Trust 1.64%, 07/22/2019	676,567
320,000	Canadian Pacer Auto Receivables Trust 2.05%, 03/19/2021(1)	314,903
	Capital Auto Receivables Asset Trust
975,559	1.86%, 10/21/2019	974,434
335,000	2.02%, 08/20/2021(1)	331,291
	CarMax Auto Owner Trust
2,000,000	1.40%, 08/15/2021	1,971,961
639,989	1.54%, 02/18/2020	638,236
2,333,878	1.56%, 11/16/2020	2,320,023
1,955,000	2.23%, 05/17/2021	1,945,803
	Chesapeake Funding LLC
1,255,000	1.91%, 08/15/2029(1)	1,245,346
1,520,000	2.12%, 11/15/2029(1)	1,501,367
676,083	1 mo. USD LIBOR + 0.450%, 2.23%, 05/15/2029(1)(2)	676,040
823,585	1 mo. USD LIBOR + 1.150%, 2.93%, 03/15/2028(1)(2)	826,547
	Chrysler Capital Auto Receivables Trust
123,156	1.36%, 01/15/2020(1)	123,110
369,217	1.76%, 12/16/2019(1)	369,107
	CPS Auto Receivables Trust
159,362	1.78%, 09/15/2020(1)	158,671
480,239	1.87%, 03/15/2021(1)	477,873
543,153	2.16%, 05/17/2021(1)	541,586
42,852	Drive Auto Receivables Trust 1.63%, 08/15/2019	42,835
	Enterprise Fleet Financing LLC
1,670,847	1.74%, 02/22/2022(1)	1,662,626
815,000	1.97%, 01/20/2023(1)	809,091
940,000	2.13%, 05/22/2023(1)	930,510
705,828	Exeter Automobile Receivables Trust 2.21%, 05/17/2021(1)	703,809
648,421	Fifth Third Auto Trust 1.42%, 03/16/2020	645,929
	First Investors Auto Owner Trust
304,917	1.69%, 04/15/2021(1)	303,493
336,053	1.86%, 10/15/2021(1)	334,207
	Flagship Credit Auto Trust
570,874	1.85%, 07/15/2021(1)	567,731
2,141,485	1.88%, 10/15/2021(1)	2,127,912
696,601	Ford Credit Auto Lease Trust 1.56%, 11/15/2019	694,350
	Ford Credit Auto Owner Trust
690,594	1.04%, 09/15/2019	688,794
1,000,000	2.12%, 07/15/2026(1)	988,059
1,500,000	2.26%, 11/15/2025(1)	1,494,588
	GM Financial Automobile Leasing Trust
590,000	1.61%, 12/20/2019	586,487

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

$ 480,826	1.67%, 09/20/2019	$479,266
600,000	2.39%, 04/20/2020	598,617
	GM Financial Consumer Automobile
295,268	1.51%, 03/16/2020(1)	294,115
344,479	1 mo. USD LIBOR + 0.120%, 1.91%, 03/16/2020(1)(2)	344,567
	GM Financial Consumer Automobile Receivables Trust
1,000,000	1.71%, 09/16/2020(1)	995,273
2,635,000	2.08%, 01/19/2021	2,626,156
600,657	Harley-Davidson Motorcycle Trust 1.41%, 06/15/2020	598,827
104,423	Huntington Auto Trust 1.29%, 05/15/2019	104,375
	Hyundai Auto Lease Securitization Trust
730,335	1.52%, 10/15/2019(1)	728,807
3,290,000	1.88%, 08/17/2020(1)	3,271,381
1,208,952	Hyundai Auto Receivables Trust 1.48%, 02/18/2020	1,204,362
	Mercedes-Benz Auto Lease Trust
133,263	1.15%, 01/15/2019	133,161
2,040,712	1.53%, 08/15/2019	2,035,567
1,174,788	Mercedes-Benz Auto Receivables Trust 1.26%, 02/16/2021	1,163,398
44,392	Nissan Auto Receivables Owner Trust 1.05%, 04/15/2019	44,385
1,960,000	OneMain Direct Auto Receivables Trust 2.31%, 12/14/2021(1)	1,945,589
	Prestige Auto Receivables Trust
598,678	1.46%, 07/15/2020(1)	596,900
1,134,841	1.80%, 11/16/2020(1)	1,130,455
	Santander Drive Auto Receivables Trust
175,954	1.49%, 02/18/2020	175,749
2,500,000	1.87%, 12/15/2020	2,490,306
	Securitized Term Auto Receivables Trust
318,375	1.51%, 04/25/2019(1)	317,768
640,000	1.78%, 01/27/2020(1)	637,026
1,500,000	2.21%, 06/25/2021(1)	1,478,303
347,307	Toyota Auto Receivables Owner Trust 1.30%, 04/15/2020	345,134
	Westlake Automobile Receivables Trust
171,350	1.57%, 06/17/2019(1)	171,282
598,648	1.78%, 04/15/2020(1)	597,355
836,587	1.80%, 07/15/2020(1)	833,251
1,615,000	2.24%, 12/15/2020(1)	1,609,237
	Wheels SPV LLC
229,570	1.59%, 05/20/2025(1)	228,342
540,000	1.88%, 04/20/2026(1)	534,962
	World Omni Automobile Lease Securitization Trust
707,509	1.68%, 12/16/2019	704,224
2,010,000	2.59%, 11/16/2020	2,009,868

		66,177,627

	Asset-Backed - Credit Card - 6.1%
2,995,000	BA Credit Card Trust 1 mo. USD LIBOR + 0.380%, 2.16%, 06/15/2021(2)	3,001,865
915,000	Barclays Dryrock Issuance Trust 1 mo. USD LIBOR + 0.330%, 2.11%, 03/15/2023(2)	918,126
	Cabela’s Credit Card Master Note Trust
1,785,000	1.78%, 06/15/2022	1,766,130
3,000,000	1 mo. USD LIBOR + 0.450%, 2.23%, 07/15/2022(2)	3,010,189
2,500,000	Capital One Multi-Asset Execution Trust 1 mo. USD LIBOR + 0.450%, 2.23%, 02/15/2022(2)	2,507,749
	CARDS Trust
1,815,000	1 mo. USD LIBOR + 0.370%, 2.15%, 04/18/2022(1)(2)	1,817,354
2,480,000	1 mo. USD LIBOR + 0.700%, 2.48%, 07/15/2021(1)(2)	2,484,022
	Chase Issuance Trust
2,250,000	1.27%, 07/15/2021	2,213,273

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

$ 6,000,000	1 mo. USD LIBOR + 0.420%, 2.20%, 11/16/2020(2)	$6,011,926
4,750,000	Evergreen Credit Card Trust 1 mo. USD LIBOR + 0.720%, 2.50%, 04/15/2020(1)(2)	4,751,540
2,855,000	Synchrony Credit Card Master Note Trust 1.60%, 04/15/2021	2,854,429

		31,336,603

	Asset-Backed - Finance & Insurance - 5.4%
	CNH Equipment Trust
586,531	1.26%, 02/18/2020	585,064
73,673	1.31%, 10/15/2019	73,635
1,300,110	1.64%, 07/15/2020	1,295,064
1,625,000	1.84%, 03/15/2021	1,615,013
860,000	DLL Securitization Trust 1.89%, 07/15/2020(1)	855,214
550,000	Engs Commercial Finance Trust 2.97%, 02/22/2021(1)	549,949
	Ford Credit Floorplan Master Owner Trust
1,745,000	1 mo. USD LIBOR + 0.530%, 2.31%, 07/15/2020(2)	1,747,335
1,380,000	1 mo. USD LIBOR + 0.600%, 2.38%, 08/15/2020(2)	1,382,551
	GMF Floorplan Owner Revolving Trust
2,675,000	1 mo. USD LIBOR + 0.430%, 2.21%, 07/15/2022(1)(2)	2,683,130
1,150,000	1 mo. USD LIBOR + 0.500%, 2.28%, 05/15/2020(1)(2)	1,150,441
1,440,000	1 mo. USD LIBOR + 0.570%, 2.35%, 01/18/2022(1)(2)	1,447,827
	GreatAmerica Leasing Receivables Funding LLC
569,117	1.72%, 04/22/2019(1)	567,629
760,000	2.35%, 05/15/2020(1)	757,709
	John Deere Owner Trust
550,211	1.50%, 10/15/2019	548,705
416,221	1.59%, 04/15/2020	414,289
128,678	Kubota Credit Owner Trust 1.25%, 04/15/2019(1)	128,491
	MMAF Equipment Finance LLC
36,782	1.39%, 10/16/2019(1)	36,764
695,478	1.73%, 05/18/2020(1)	692,938
1,880,000	1.93%, 10/15/2020(1)	1,868,548
445,722	Nationstar HECM Loan Trust 2.76%, 02/25/2028(1)(3)	445,722
	New York City Tax Lien
114,345	1.47%, 11/10/2029(1)	114,116
1,304,432	1.87%, 11/10/2030(1)	1,291,526
	Verizon Owner Trust
2,250,000	1.42%, 01/20/2021(1)	2,229,799
730,000	1.92%, 12/20/2021(1)	719,453
905,000	2.06%, 09/20/2021(1)	896,031
3,005,286	Volvo Financial Equipment LLC 1.55%, 10/15/2019(1)	2,994,492
230,000	Volvo Financial Equipment Master Owner Trust 1 mo. USD LIBOR + 0.500%, 2.28%, 11/15/2022(1)(2)	231,186

		27,322,621

	Asset-Backed - Home Equity - 0.3%
1,488,359	New Residential Mortgage Loan Trust 4.00%, 08/27/2057(1)(3)	1,510,898

	Asset-Backed - Student Loan - 1.2%
	Navient Student Loan Trust
746,119	1 mo. USD LIBOR + 0.400%, 2.27%, 07/26/2066(1)(2)	746,614
312,111	1 mo. USD LIBOR + 0.480%, 2.35%, 03/25/2066(1)(2)	312,867
	SLM Student Loan Trust
995,271	3 mo. USD LIBOR + 0.090%, 1.84%, 10/25/2024(2)	993,986
843,261	3 mo. USD LIBOR + 0.120%, 1.87%, 01/25/2027(2)	841,088
1,035,700	1 mo. USD LIBOR + 0.520%, 2.39%, 03/25/2026(2)	1,038,824
1,680,818	1 mo. USD LIBOR + 0.600%, 2.47%, 11/25/2027(2)	1,691,544
613,490	SoFi Professional Loan Program LLC 1 mo. USD LIBOR + 1.600%, 3.47%, 06/25/2025(1)(2)	621,115

		6,246,038

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

	Commercial Mortgage - Backed Securities - 0.4%
$ 1,365,000	FREMF Mortgage Trust 1 mo. USD LIBOR + 0.320%, 2.18%, 02/25/2020(2)	$1,369,392
800,000	GS Mortgage Securities Corp. Trust 1 mo. USD LIBOR + 0.700%, 2.48%, 07/15/2032(1)(2)	800,750
49,927	LB-UBS Commercial Mortgage Trust 6.32%, 04/15/2041(3)	50,641

		2,220,783

	Whole Loan Collateral CMO - 0.2%
268,000	OBX Trust 1 mo. USD LIBOR + 0.650%, 2.53%, 06/25/2057(1)(2)	268,171
769,222	Verus Securitization Trust 2.93%, 02/25/2048(1)(3)	769,171

		1,037,342

	Total Asset & Commercial Mortgage Backed Securities (cost $136,322,821)	$135,851,912

Corporate Bonds - 45.9%
	Agriculture - 1.0%
2,000,000	BAT International Finance plc 3 mo. USD LIBOR + 0.510%, 2.64%, 06/15/2018(1)(2)	$2,000,648
1,750,000	Philip Morris International, Inc. 3 mo. USD LIBOR + 0.420%, 2.31%, 02/21/2020(2)	1,758,557
1,425,000	Reynolds American, Inc. 2.30%, 06/12/2018	1,424,276

		5,183,481

	Auto Manufacturers - 4.0%
2,000,000	American Honda Finance Corp. 2.00%, 11/13/2019	1,980,226
	Daimler Finance North America LLC
1,750,000	1.50%, 07/05/2019(1)	1,720,434
2,000,000	1.65%, 05/18/2018(1)	1,997,847
	Ford Motor Credit Co. LLC
1,500,000	2.26%, 03/28/2019	1,489,578
2,500,000	3 mo. USD LIBOR + 0.830%, 2.90%, 03/12/2019(2)	2,506,822
1,500,000	Harley-Davidson Financial Services, Inc. 2.25%, 01/15/2019(1)	1,492,361
1,900,000	Nissan Motor Acceptance Corp. 3 mo. USD LIBOR + 0.390%, 2.69%, 09/28/2020(1)(2)	1,901,916
1,500,000	PACCAR Financial Corp. 3 mo. USD LIBOR + 0.600%, 2.63%, 12/06/2018(2)	1,505,019
	Toyota Motor Credit Corp.
2,000,000	3 mo. USD LIBOR + 0.260%, 1.99%, 04/17/2020(2)	2,003,112
1,000,000	2.20%, 01/10/2020	991,175
3,000,000	Volkswagen Group of America Finance LLC 3 mo. USD LIBOR + 0.470%, 2.37%, 05/22/2018(1)(2)	2,999,127

		20,587,617

	Beverages - 2.4%
5,000,000	Anheuser-Busch InBev Finance, Inc. 3 mo. USD LIBOR + 0.400%, 2.17%, 02/01/2019(2)	5,009,973
6,000,000	Anheuser-Busch InBev Worldwide, Inc. 3 mo. USD LIBOR + 0.690%, 2.46%, 08/01/2018(2)	6,007,824
1,250,000	PepsiCo, Inc. 3 mo. USD LIBOR + 0.040%, 1.82%, 05/02/2019(2)	1,249,314

		12,267,111

	Biotechnology - 0.6%
2,148,000	Amgen, Inc. 3 mo. USD LIBOR + 0.320%, 2.13%, 05/10/2019(2)	2,150,539
1,205,000	Gilead Sciences, Inc. 1.85%, 09/20/2019	1,189,966

		3,340,505

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

	Chemicals - 0.5%
$ 1,250,000	Air Liquide Finance S.A. 1.38%, 09/27/2019(1)	$1,225,206
1,450,000	EI du Pont de Nemours & Co. 3 mo. USD LIBOR + 0.530%, 2.30%, 05/01/2020(2)	1,459,289

		2,684,495

	Commercial Banks - 19.8%
2,200,000	ABN Amro Bank N.V. 3 mo. USD LIBOR + 0.640%, 2.37%, 01/18/2019(1)(2)	2,206,765
	Bank of America Corp.
2,000,000	3 mo. USD LIBOR + 1.040%, 2.76%, 01/15/2019(2)	2,013,590
1,500,000	3 mo. USD LIBOR + 0.650%, 2.96%, 10/01/2021(2)	1,503,665
720,000	5.65%, 05/01/2018	721,814
1,350,000	Bank of Montreal 1.35%, 08/28/2018	1,344,649
1,750,000	Bank of Nova Scotia 1.65%, 06/14/2019	1,727,362
	BB&T Corp.
2,500,000	3 mo. USD LIBOR + 0.660%, 2.43%, 02/01/2019(2)	2,509,877
1,500,000	3 mo. USD LIBOR + 0.570%, 2.70%, 06/15/2020(2)	1,506,336
1,750,000	Canadian Imperial Bank of Commerce 3 mo. USD LIBOR + 0.320%, 2.09%, 02/02/2021(2)	1,751,126
	Capital One Financial Corp.
1,250,000	3 mo. USD LIBOR + 0.760%, 2.57%, 05/12/2020(2)	1,253,670
1,500,000	3 mo. USD LIBOR + 0.950%, 3.01%, 03/09/2022(2)	1,502,224
4,000,000	Citigroup, Inc. 3 mo. USD LIBOR + 0.770%, 2.47%, 04/08/2019(2)	4,012,718
1,500,000	Citizens Bank NA 3 mo. USD LIBOR + 0.540%, 2.56%, 03/02/2020(2)	1,501,441
2,070,000	Commonwealth Bank of Australia 3 mo. USD LIBOR + 0.640%, 2.43%, 11/07/2019(1)(2)	2,082,088
2,500,000	Credit Agricole S.A. 3 mo. USD LIBOR + 0.970%, 3.04%, 06/10/2020(1)(2)	2,533,780
2,250,000	Credit Suisse AG 3 mo. USD LIBOR + 0.680%, 2.44%, 04/27/2018(2)	2,250,484
	Danske Bank A/S
1,500,000	3 mo. USD LIBOR + 0.510%, 2.53%, 03/02/2020(1)(2)	1,505,959
2,000,000	3 mo. USD LIBOR + 0.580%, 2.61%, 09/06/2019(1)(2)	2,007,922
1,500,000	Deutsche Bank AG 3 mo. USD LIBOR + 0.970%, 2.69%, 07/13/2020(2)	1,503,971
1,500,000	DNB Bank ASA 3 mo. USD LIBOR + 0.370%, 2.68%, 10/02/2020(1)(2)	1,499,713
	Fifth Third Bank
1,000,000	3 mo. USD LIBOR + 0.250%, 2.02%, 10/30/2020(2)	999,355
500,000	2.20%, 10/30/2020	488,290
2,350,000	3 mo. USD LIBOR + 0.590%, 2.88%, 09/27/2019(2)	2,360,584
	Goldman Sachs Group, Inc.
2,000,000	3 mo. USD LIBOR + 1.160%, 2.91%, 04/23/2020(2)	2,028,004
1,000,000	3 mo. USD LIBOR + 1.200%, 2.97%, 04/30/2018(2)	1,000,568
3,500,000	3 mo. USD LIBOR + 1.170%, 3.01%, 11/15/2021(2)	3,542,774
3,000,000	HSBC Bank plc 3 mo. USD LIBOR + 0.640%, 2.48%, 05/15/2018(1)(2)	3,000,357
	Huntington National Bank
1,500,000	2.20%, 11/06/2018	1,495,792
1,500,000	3 mo. USD LIBOR + 0.510%, 2.58%, 03/10/2020(2)	1,504,661
1,000,000	ING Bank N.V. 1.65%, 08/15/2019(1)	984,329
	JP Morgan Chase & Co.
3,000,000	3 mo. USD LIBOR + 0.630%, 2.39%, 01/28/2019(2)	3,009,330
1,500,000	3 mo. USD LIBOR + 0.680%, 2.69%, 06/01/2021(2)	1,508,241
	KeyBank NA
1,000,000	1.60%, 08/22/2019	984,361
1,600,000	3 mo. USD LIBOR + 0.520%, 2.53%, 06/01/2018(2)	1,600,552
1,250,000	Manufacturers & Traders Trust Co. 3 mo. USD LIBOR + 0.270%, 2.02%, 01/25/2021(2)	1,250,343

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

$ 3,000,000	Morgan Stanley 3 mo. USD LIBOR + 0.850%, 2.59%, 01/24/2019(2)	$3,012,690
	PNC Bank NA
2,000,000	1.45%, 07/29/2019	1,964,787
870,000	1.70%, 12/07/2018	864,203
750,000	2.50%, 01/22/2021	739,050
1,500,000	Regions Bank 3 mo. USD LIBOR + 0.380%, 2.69%, 04/01/2021(2)	1,498,326
3,000,000	Royal Bank of Canada 3 mo. USD LIBOR + 0.450%, 2.16%, 01/10/2019(2)	3,004,536
2,500,000	Santander UK plc 3 mo. USD LIBOR + 0.850%, 2.79%, 08/24/2018(2)	2,506,186
3,000,000	Societe Generale S.A. 3 mo. USD LIBOR + 1.080%, 3.39%, 10/01/2018(2)	3,012,530
2,000,000	Standard Chartered plc 3 mo. USD LIBOR + 0.640%, 2.37%, 04/17/2018(1)(2)	2,000,242
	Sumitomo Mitsui Banking Corp.
1,000,000	3 mo. USD LIBOR + 0.350%, 2.08%, 01/17/2020(2)	999,330
1,000,000	2.51%, 01/17/2020	990,261
	SunTrust Bank
3,000,000	3 mo. USD LIBOR + 0.530%, 2.30%, 01/31/2020(2)	3,018,579
1,000,000	3 mo. USD LIBOR + 0.300%, 2.59%, 01/29/2021(2)	993,345
	Svenska Handelsbanken AB
1,250,000	3 mo. USD LIBOR + 0.360%, 2.41%, 09/08/2020(2)	1,253,058
1,665,000	3 mo. USD LIBOR + 0.490%, 2.52%, 09/06/2019(2)	1,669,280
2,250,000	Toronto-Dominion Bank 1.45%, 08/13/2019	2,211,675
875,000	U.S. Bancorp 3 mo. USD LIBOR + 0.490%, 2.33%, 11/15/2018(2)	876,812
1,250,000	U.S. Bank NA 3 mo. USD LIBOR + 0.320%, 2.06%, 01/24/2020(2)	1,250,459
	UBS AG
1,250,000	3 mo. USD LIBOR + 0.320%, 2.36%, 12/07/2018(1)(2)	1,250,859
715,000	2.45%, 12/01/2020(1)	702,021
800,000	3 mo. USD LIBOR + 0.580%, 2.63%, 06/08/2020(1)(2)	802,911
1,000,000	US Bank NA 2.05%, 10/23/2020	978,569
	Wells Fargo Bank NA
1,025,000	2.60%, 01/15/2021	1,010,698
2,000,000	3 mo. USD LIBOR + 0.650%, 2.68%, 12/06/2019(2)	2,011,600

		101,318,702

	Diversified Financial Services - 1.6%
	American Express Credit Corp.
1,000,000	3 mo. USD LIBOR + 0.330%, 2.12%, 05/03/2019(2)	1,001,171
2,500,000	3 mo. USD LIBOR + 0.550%, 2.73%, 03/18/2019(2)	2,507,713
1,395,000	Private Export Funding Corp. 2.10%, 12/19/2019(1)	1,389,968
1,465,000	Protective Life Global Funding 1.72%, 04/15/2019(1)	1,449,891
1,700,000	Synchrony Financial 3 mo. USD LIBOR + 1.230%, 3.02%, 02/03/2020(2)	1,722,107

		8,070,850

	Electric - 1.3%
1,250,000	American Electric Power Co., Inc. 2.15%, 11/13/2020	1,222,875
1,750,000	Duke Energy Florida LLC 2.10%, 12/15/2019	1,740,977
3,475,000	Pacific Gas & Electric Co. 3 mo. USD LIBOR + 0.230%, 2.21%, 11/28/2018(1)(2)	3,466,504

		6,430,356

	Electronics - 0.6%
	Honeywell International, Inc.
1,000,000	1.80%, 10/30/2019	986,855

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

$ 2,000,000	3 mo. USD LIBOR + 0.280%, 2.05%, 10/30/2019(2)	$2,006,245

		2,993,100

	Food - 0.6%
1,500,000	JM Smucker Co. 2.20%, 12/06/2019	1,481,911
1,500,000	Kraft Heinz Foods Co. 3 mo. USD LIBOR + 0.570%, 2.38%, 02/10/2021(2)	1,495,904

		2,977,815

	Healthcare-Services - 0.8%
490,000	Orlando Health OBL Group 2.28%, 10/01/2018	489,120
2,500,000	Roche Holdings, Inc. 3 mo. USD LIBOR + 0.340%, 2.64%, 09/30/2019(1)(2)	2,508,199
1,000,000	UnitedHealth Group, Inc. 1.95%, 10/15/2020	976,921

		3,974,240

	Insurance - 2.6%
440,000	Allstate Corp. 3 mo. USD LIBOR + 0.430%, 2.73%, 03/29/2021(2)	440,622
1,400,000	Jackson National Life Global Funding 3 mo. USD LIBOR + 0.250%, 2.54%, 12/27/2018(1)(2)	1,401,353
	MassMutual Global Funding II
1,500,000	1.55%, 10/11/2019(1)	1,470,607
704,000	1.95%, 09/22/2020(1)	686,390
	Metropolitan Life Global Funding I
2,460,000	1.75%, 12/19/2018(1)	2,446,296
795,000	2.40%, 01/08/2021(1)	781,108
2,000,000	New York Life Global Funding 3 mo. USD LIBOR + 0.270%, 1.97%, 04/09/2020(1)(2)	2,002,542
4,000,000	Prudential Financial, Inc. 3 mo. USD LIBOR + 0.780%, 2.62%, 08/15/2018(2)	4,009,017

		13,237,935

	Iron/Steel - 0.3%
1,500,000	Glencore Funding LLC 2.50%, 01/15/2019(1)	1,493,745

	IT Services - 0.7%
1,425,000	Apple, Inc. 3 mo. USD LIBOR + 0.070%, 1.88%, 05/11/2020(2)	1,424,385
2,000,000	Hewlett Packard Enterprise Co. 2.10%, 10/04/2019(1)	1,973,643

		3,398,028

	Machinery-Construction & Mining - 0.5%
	Caterpillar Financial Services Corp.
1,000,000	2.00%, 11/29/2019	987,634
1,750,000	3 mo. USD LIBOR + 0.280%, 2.53%, 03/22/2019(2)	1,752,787

		2,740,421

	Machinery-Diversified - 1.1%
	John Deere Capital Corp.
2,000,000	3 mo. USD LIBOR + 0.300%, 2.39%, 03/13/2020(2)	2,005,083
1,125,000	3 mo. USD LIBOR + 0.290%, 2.54%, 06/22/2020(2)	1,125,748
2,500,000	Roper Technologies, Inc. 2.05%, 10/01/2018	2,494,068

		5,624,899

	Media - 1.1%
	NBCUniversal Enterprise, Inc.
3,000,000	3 mo. USD LIBOR + 0.685%, 2.41%, 04/15/2018(1)(2)	3,000,299
1,125,000	3 mo. USD LIBOR + 0.400%, 2.71%, 04/01/2021(1)(2)	1,128,383
1,315,000	Walt Disney Co. 0.88%, 07/12/2019	1,287,417

		5,416,099

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

	Miscellaneous Manufacturing - 0.6%
	Siemens Financieringsmaatschappij N.V.
$ 1,700,000	3 mo. USD LIBOR + 0.320%, 2.41%, 09/13/2019(1)(2)	$1,705,543
1,500,000	3 mo. USD LIBOR + 0.340%, 2.49%, 03/16/2020(1)(2)	1,504,112

		3,209,655

	Oil & Gas - 2.8%
	BP Capital Markets plc
980,000	1.77%, 09/19/2019	967,561
4,000,000	3 mo. USD LIBOR + 0.630%, 2.92%, 09/26/2018(2)	4,008,598
1,500,000	Chevron Corp. 3 mo. USD LIBOR + 0.210%, 2.24%, 03/03/2020(2)	1,503,339
3,000,000	ConocoPhillips Co. 3 mo. USD LIBOR + 0.330%, 2.17%, 05/15/2018(2)	3,000,204
1,660,000	Phillips 66 3 mo. USD LIBOR + 0.750%, 2.47%, 04/15/2020(1)(2)	1,661,774
3,000,000	Statoil ASA 3 mo. USD LIBOR + 0.460%, 2.25%, 11/08/2018(2)	3,005,746

		14,147,222

	Oil & Gas Services - 0.2%
1,250,000	Schlumberger Finance Canada Ltd. 2.20%, 11/20/2020(1)	1,233,170

	Pharmaceuticals - 0.7%
1,750,000	Baxalta, Inc. 3 mo. USD LIBOR + 0.780%, 3.03%, 06/22/2018(2)	1,751,757
1,425,000	Cardinal Health, Inc. 1.95%, 06/14/2019	1,409,544
700,000	CVS Health Corp. 3 mo. USD LIBOR + 0.720%, 2.78%, 03/09/2021(2)	705,260

		3,866,561

	REITS - 0.4%
2,000,000	Boston Properties L.P. 5.88%, 10/15/2019	2,077,094

	Retail - 1.0%
2,000,000	Alimentation Couche-Tard, Inc. 2.35%, 12/13/2019(1)	1,976,576
1,500,000	CVS Health Corp. 1.90%, 07/20/2018	1,496,855
1,500,000	Home Depot, Inc. 3 mo. USD LIBOR + 0.150%, 2.18%, 06/05/2020(2)	1,502,441

		4,975,872

	Semiconductors - 0.4%
2,000,000	QUALCOMM, Inc. 3 mo. USD LIBOR + 0.450%, 2.34%, 05/20/2020(2)	2,003,140

	Telecommunications - 0.3%
1,510,000	Juniper Networks, Inc. 3.13%, 02/26/2019	1,511,956

	Total Corporate Bonds (cost $234,995,770)	$234,764,069

Municipal Bonds - 0.3%
	General - 0.0%
170,000	Fresno County, CA 4.66%, 08/15/2018	$171,234

	Transportation - 0.3%
1,490,000	Port Auth. of New York & New Jersey 2.29%, 09/15/2019	1,485,471

	Total Municipal Bonds (cost $1,661,066)	$1,656,705

U.S. Government Agencies - 5.5%
	FHLB - 4.3%
7,250,000	1.25%, 01/16/2019	$7,201,135

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

$ 15,000,000	1.38%, 05/28/2019		$14,861,955

			22,063,090

	FHLMC - 1.2%
3,825,000	0.75%, 04/09/2018		3,824,258
2,000,000	1 mo. USD LIBOR + 0.200%, 1.87%, 10/25/2019(2)		1,999,999

			5,824,257

	Total U.S. Government Agencies (cost $28,031,608)		$27,887,347

U.S. Government Securities - 21.1%
	U.S. Treasury Securities - 21.1%
	U.S. Treasury Notes - 21.1%
25,000,000	0.75%, 07/31/2018		$24,911,133
27,500,000	0.88%, 10/15/2018		27,337,793
11,250,000	1.00%, 03/15/2019		11,130,469
15,000,000	1.13%, 01/31/2019		14,880,469
10,000,000	1.25%, 11/15/2018		9,952,734
15,000,000	1.25%, 12/31/2018		14,909,180
5,000,000	1.50%, 12/31/2018		4,978,320

			108,100,098

			108,100,098

	Total U.S. Government Securities (cost $108,301,795)		$108,100,098

	Total Long-Term Investments (cost $509,313,060)		$508,260,131

Short-Term Investments - 0.5%
	Other Investment Pools & Funds - 0.5%
2,740,080	Fidelity Institutional Government Fund, Institutional Class, 1.50%(4)		$2,740,080

	Total Short-Term Investments (cost $2,740,080)		$2,740,080

	Total Investments (cost $512,053,140)	99.8%	$511,000,211
	Other Assets and Liabilities	0.2%	844,485

	Total Net Assets	100.0%	$511,844,696

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2018, the aggregate value of these securities was $135,975,068, which represented 26.6% of total net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2018.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford Ultrashort Bond HLS Fund
Schedule of Investments March 31, 2018 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
CMO	Collateralized Mortgage Obligation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
LIBOR	London Interbank Offered Rate

Hartford Ultrashort Bond HLS Fund
Schedule of Investments March 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$135,851,912	$—	$135,851,912	$—
Corporate Bonds	234,764,069	—	234,764,069	—
Municipal Bonds	1,656,705	—	1,656,705	—
U.S. Government Agencies	27,887,347	—	27,887,347	—
U.S. Government Securities	108,100,098	—	108,100,098	—
Short-Term Investments	2,740,080	2,740,080	—	—

Total	$511,000,211	$2,740,080	$508,260,131	$—

(1) For the three-month period ended March 31, 2018, there were no transfers between any levels.

Hartford Value HLS Fund
Schedule of Investments March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.4%
	Banks - 16.7%
366,230	Bank of America Corp.	$10,983,238
191,875	Citigroup, Inc.	12,951,563
219,322	JP Morgan Chase & Co.	24,118,840
40,920	M&T Bank Corp.	7,544,011
86,610	PNC Financial Services Group, Inc.	13,098,896
269,255	Wells Fargo & Co.	14,111,655

		82,808,203

	Capital Goods - 8.2%
22,035	3M Co.	4,837,123
35,450	Caterpillar, Inc.	5,224,621
102,345	Eaton Corp. plc	8,178,389
98,580	Fortune Brands Home & Security, Inc.	5,805,376
82,645	Ingersoll-Rand plc	7,066,974
70,530	Triumph Group, Inc.	1,777,356
59,530	United Technologies Corp.	7,490,065

		40,379,904

	Commercial & Professional Services - 0.6%
86,710	Nielsen Holdings plc	2,756,511

	Consumer Durables & Apparel - 1.3%
86,280	Newell Brands, Inc.	2,198,415
150,025	PulteGroup, Inc.	4,424,237

		6,622,652

	Consumer Services - 2.1%
76,803	Hilton Worldwide Holdings, Inc.	6,049,004
77,120	Norwegian Cruise Line Holdings Ltd.*	4,085,047

		10,134,051

	Diversified Financials - 5.2%
12,365	BlackRock, Inc.	6,698,368
24,910	Goldman Sachs Group, Inc.	6,273,832
172,570	Invesco Ltd.	5,523,966
69,370	Nasdaq, Inc.	5,981,081
32,280	Thomson Reuters Corp.	1,247,622

		25,724,869

	Energy - 9.7%
162,330	Canadian Natural Resources Ltd.	5,108,525
96,975	Chevron Corp.	11,059,029
69,330	EOG Resources, Inc.	7,298,369
78,055	Exxon Mobil Corp.	5,823,683
128,325	Halliburton Co.	6,023,575
333,069	Marathon Oil Corp.	5,372,403
43,760	Occidental Petroleum Corp.	2,842,650
26,860	Pioneer Natural Resources Co.	4,614,011

		48,142,245

	Food, Beverage & Tobacco - 3.7%
73,356	British American Tobacco plc	4,240,480
42,163	Kraft Heinz Co.	2,626,333
106,160	Mondelez International, Inc. Class A	4,430,057
72,320	Philip Morris International, Inc.	7,188,608

		18,485,478

	Health Care Equipment & Services - 4.9%
130,372	Koninklijke Philips N.V.	4,992,201
86,946	Medtronic plc	6,974,808
34,775	UnitedHealth Group, Inc.	7,441,850
42,110	Zimmer Biomet Holdings, Inc.	4,591,675

		24,000,534

	Household & Personal Products - 0.8%
68,420	Unilever N.V.	3,858,204

Hartford Value HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

	Insurance - 6.4%
72,725	American International Group, Inc.	$3,957,695
53,460	Chubb Ltd.	7,311,724
73,090	Marsh & McLennan Cos., Inc.	6,036,503
104,070	MetLife, Inc.	4,775,772
42,665	Principal Financial Group, Inc.	2,598,725
67,955	Unum Group	3,235,338
65,670	XL Group Ltd.	3,628,924

		31,544,681

	Materials - 2.8%
115,430	DowDuPont, Inc.	7,354,045
119,795	International Paper Co.	6,400,647

		13,754,692

	Media - 2.4%
69,790	CBS Corp. Class B	3,586,508
144,840	Comcast Corp. Class A	4,949,183
103,080	Viacom, Inc. Class B	3,201,665

		11,737,356

	Pharmaceuticals, Biotechnology & Life Sciences - 7.9%
33,720	Allergan plc	5,674,739
150,340	AstraZeneca plc ADR	5,257,390
110,670	Bristol-Myers Squibb Co.	6,999,877
64,800	Eli Lilly & Co.	5,013,576
176,940	Merck & Co., Inc.	9,637,922
28,338	Roche Holding AG	6,500,652

		39,084,156

	Real Estate - 1.7%
173,290	Brixmor Property Group, Inc. REIT	2,642,673
216,610	Park Hotels & Resorts, Inc. REIT	5,852,802

		8,495,475

	Retailing - 3.9%
28,870	Home Depot, Inc.	5,145,789
80,400	L Brands, Inc.	3,072,084
222,000	Liberty Interactive Corp. QVC Group Class A*	5,587,740
67,220	TJX Cos., Inc.	5,482,463

		19,288,076

	Semiconductors & Semiconductor Equipment - 5.4%
36,690	Analog Devices, Inc.	3,343,560
222,660	Intel Corp.	11,596,133
88,855	Maxim Integrated Products, Inc.	5,350,848
111,950	QUALCOMM, Inc.	6,203,149

		26,493,690

	Software & Services - 2.3%
68,470	Cognizant Technology Solutions Corp. Class A	5,511,835
65,995	Microsoft Corp.	6,023,364

		11,535,199

	Technology Hardware & Equipment - 5.4%
377,060	Cisco Systems, Inc.	16,172,103
107,930	NetApp, Inc.	6,658,202
663,710	Nokia Oyj ADR	3,630,494

		26,460,799

	Telecommunication Services - 1.5%
157,550	Verizon Communications, Inc.	7,534,041

	Transportation - 2.1%
127,955	Schneider National, Inc. Class B	3,334,507
54,240	Union Pacific Corp.	7,291,483

		10,625,990

	Utilities - 3.4%
38,930	Dominion Energy, Inc.	2,625,050

Hartford Value HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

73,920	Edison International		$4,705,747
101,035	Eversource Energy		5,952,982
22,205	NextEra Energy, Inc.		3,626,743

			16,910,522

	Total Common Stocks (cost $358,459,530)		$486,377,328

	Total Long-Term Investments (cost $358,459,530)		$486,377,328

Short-Term Investments - 1.5%
	Other Investment Pools & Funds - 1.5%
7,661,231	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.54%(1)		$7,661,231

	Total Short-Term Investments (cost $7,661,231)		$7,661,231

	Total Investments (cost $366,120,761)	99.9%	$494,038,559
	Other Assets and Liabilities	0.1%	492,908

	Total Net Assets	100.0%	$494,531,467

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Hartford Value HLS Fund
Schedule of Investments March 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Banks	$82,808,203	$82,808,203	$—	$—
Capital Goods	40,379,904	40,379,904	—	—
Commercial & Professional Services	2,756,511	2,756,511	—	—
Consumer Durables & Apparel	6,622,652	6,622,652	—	—
Consumer Services	10,134,051	10,134,051	—	—
Diversified Financials	25,724,869	25,724,869	—	—
Energy	48,142,245	48,142,245	—	—
Food, Beverage & Tobacco	18,485,478	14,244,998	4,240,480	—
Health Care Equipment & Services	24,000,534	19,008,333	4,992,201	—
Household & Personal Products	3,858,204	3,858,204	—	—
Insurance	31,544,681	31,544,681	—	—
Materials	13,754,692	13,754,692	—	—
Media	11,737,356	11,737,356	—	—
Pharmaceuticals, Biotechnology & Life Sciences	39,084,156	32,583,504	6,500,652	—
Real Estate	8,495,475	8,495,475	—	—
Retailing	19,288,076	19,288,076	—	—
Semiconductors & Semiconductor Equipment	26,493,690	26,493,690	—	—
Software & Services	11,535,199	11,535,199	—	—
Technology Hardware & Equipment	26,460,799	26,460,799	—	—
Telecommunication Services	7,534,041	7,534,041	—	—
Transportation	10,625,990	10,625,990	—	—
Utilities	16,910,522	16,910,522	—	—
Short-Term Investments	7,661,231	7,661,231	—	—

Total	$494,038,559	$478,305,226	$15,733,333	$—

(1)	For the three-month period ended March 31, 2018, there were no transfers between any levels.

Hartford Series Fund, Inc. (the “Company”)

Notes to the Schedule of Investments

1.	Investment Valuation and Fair Value Measurements:

For purposes of calculating the net asset value (“NAV”) of each series of the Company (each a “Fund”) portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of last reported trade prices or official close price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Directors of the Company (the “Board of Directors”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the close of the New York Stock Exchange (“NYSE Close”), that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed income investments (other than short-term obligations and senior floating rate interest), non-exchange traded derivatives and centrally cleared swaps held by a Fund are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services in accordance with procedures established by the Board of Directors. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Generally, a Fund may use fair valuation in regard to fixed income positions when the Fund holds defaulted or distressed investments or investments in a company in which a reorganization is pending. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange traded options, futures and options on futures are valued at the settlement price or last trade price determined by the relevant exchange as of the NYSE Close. If a last trade price is not available, the value will be the mean of the bid and ask prices as of the NYSE Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the bid price as of the NYSE Close. In the case of OTC options and such instruments that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other special adjustments.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s Shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange Shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on each day that the NYSE is open (the “Valuation Date”). Such open-end mutual funds may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Board of Directors.

U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments.

These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors generally reviews and approves the “Procedures for Valuation of Portfolio Investments” at least once a year. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “lookback” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

For information regarding a Fund’s other significant accounting policies, please refer to the Fund’s most recent shareholder report.

2.	Securities Lending:

A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one third (33 1/3%) of the value of its total assets. If a Fund security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; cash collateral is invested for the benefit of the Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned. A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the risk that the principal value of the collateral invested may decline; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; and (vi) the risk that any efforts to restrict the securities for purposes of voting may not be effective.

At March 31, 2018, the following Funds had securities on loan at value, cash collateral and non-cash collateral as follows:

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral
Hartford Balanced HLS Fund	$858,423	$882,300	$—
Hartford Capital Appreciation HLS Fund	25,620,519	26,532,254	—
Hartford Dividend and Growth HLS Fund	7,571,995	7,747,148	—
Hartford Global Growth HLS Fund	2,016,936	2,116,900	—
Hartford Healthcare HLS Fund	2,905,605	2,983,852	—
Hartford MidCap HLS Fund	14,110,062	14,469,800	—
Hartford MidCap Value HLS Fund	2,232,960	2,304,000	—
Hartford Small Company HLS Fund	6,421,027	6,676,828	—
Hartford Total Return Bond HLS Fund	835,506	854,593	—

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2018.

Balanced HLS Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Corporate Bonds	$882,300	$—	$—	$—	$882,300
Total Borrowings	$882,300	$—	$—	$—	$882,300
Gross amount of recognized liabilities for securities lending transactions					$882,300

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Capital Appreciation HLS Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$26,532,254	$—	$—	$—	$26,532,254
Total Borrowings	$26,532,254	$—	$—	$—	$26,532,254
Gross amount of recognized liabilities for securities lending transactions					$26,532,254

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Dividend and Growth HLS Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$7,747,148	$—	$—	$—	$7,747,148
Total Borrowings	$7,747,148	$—	$—	$—	$7,747,148
Gross amount of recognized liabilities for securities lending transactions					$7,747,148

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Global Growth HLS Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$2,116,900	$—	$—	$—	$2,116,900
Total Borrowings	$2,116,900	$—	$—	$—	$2,116,900
Gross amount of recognized liabilities for securities lending transactions					$2,116,900

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Healthcare HLS Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$2,983,852	$—	$—	$—	$2,983,852
Total Borrowings	$2,983,852	$—	$—	$—	$2,983,852
Gross amount of recognized liabilities for securities lending transactions					$2,983,852

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

MidCap HLS Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$14,469,800	$—	$—	$—	$14,469,800
Total Borrowings	$14,469,800	$—	$—	$—	$14,469,800
Gross amount of recognized liabilities for securities lending transactions					$14,469,800

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

MidCap Value HLS Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$2,304,000	$—	$—	$—	$2,304,000
Total Borrowings	$2,304,000	$—	$—	$—	$2,304,000
Gross amount of recognized liabilities for securities lending transactions					$2,304,000

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Small Company HLS Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$6,676,828	$—	$—	$—	$6,676,828
Total Borrowings	$6,676,828	$—	$—	$—	$6,676,828
Gross amount of recognized liabilities for securities lending transactions					$6,676,828

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Total Return Bond HLS Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Corporate Bonds	$854,593	$—	$—	$—	$854,593
Total Borrowings	$854,593	$—	$—	$—	$854,593
Gross amount of recognized liabilities for securities lending transactions					$854,593

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD SERIES FUND, INC.

Date: May 29, 2018	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: May 29, 2018	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: May 29, 2018	By:	/s/ Amy N. Furlong
Amy N. Furlong
Treasurer
(Principal Financial Officer and Principal Accounting Officer)